UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3614
                                                      --------

                            Rochester Fund Municipals
                            -------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--118.2%
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK--95.8%
$    1,420,000   Albany County, NY Airport Authority                                         5.000%    12/15/2035   $    1,436,628
-----------------------------------------------------------------------------------------------------------------------------------
       135,000   Albany County, NY Airport Authority                                         5.500     12/15/2019          138,063
-----------------------------------------------------------------------------------------------------------------------------------
     1,035,000   Albany County, NY IDA (Albany College of
                 Pharmacy)                                                                   5.375     12/01/2024        1,051,529
-----------------------------------------------------------------------------------------------------------------------------------
     1,700,000   Albany County, NY IDA (Albany College of
                 Pharmacy)                                                                   5.625     12/01/2034        1,733,490
-----------------------------------------------------------------------------------------------------------------------------------
       605,000   Albany County, NY IDA (Wildwood Programs)                                   4.900     07/01/2021          601,249
-----------------------------------------------------------------------------------------------------------------------------------
     1,085,000   Albany, NY Hsg. Authority (Lark Drive)                                      5.500     12/01/2028        1,096,816
-----------------------------------------------------------------------------------------------------------------------------------
     2,700,000   Albany, NY IDA (Albany Law School)                                          5.000     07/01/2031        2,642,841
-----------------------------------------------------------------------------------------------------------------------------------
       310,000   Albany, NY IDA (Albany Law School)                                          5.000     07/01/2037          299,503
-----------------------------------------------------------------------------------------------------------------------------------
     1,420,000   Albany, NY IDA (Albany Medical Center)                                      6.000     05/01/2019        1,446,000
-----------------------------------------------------------------------------------------------------------------------------------
     2,460,000   Albany, NY IDA (Albany Medical Center)                                      6.000     05/01/2029        2,476,384
-----------------------------------------------------------------------------------------------------------------------------------
       340,000   Albany, NY IDA (Albany Municipal Golf Course
                 Clubhouse)                                                                  7.500     05/01/2012          340,843
-----------------------------------------------------------------------------------------------------------------------------------
       845,000   Albany, NY IDA (Albany Rehabilitation)                                      8.375     06/01/2023          871,389
-----------------------------------------------------------------------------------------------------------------------------------
     3,125,000   Albany, NY IDA (Brighter Choice Charter School)                             5.000     04/01/2027        2,991,719
-----------------------------------------------------------------------------------------------------------------------------------
     1,350,000   Albany, NY IDA (Brighter Choice Charter School)                             5.000     04/01/2032        1,270,971
-----------------------------------------------------------------------------------------------------------------------------------
       900,000   Albany, NY IDA (Brighter Choice Charter School)                             5.000     04/01/2037          839,016
-----------------------------------------------------------------------------------------------------------------------------------
     7,005,000   Albany, NY IDA (Charitable Leadership)                                      5.750     07/01/2026        7,033,230
-----------------------------------------------------------------------------------------------------------------------------------
     3,730,000   Albany, NY IDA (Daughters of Sarah Nursing Home)                            5.375     10/20/2030        3,931,942
-----------------------------------------------------------------------------------------------------------------------------------
     2,335,000   Albany, NY IDA (Hampton Plaza)                                              6.250     03/15/2018        2,345,017
-----------------------------------------------------------------------------------------------------------------------------------
       900,000   Albany, NY IDA (New Covenant Charter School)                                7.000     05/01/2025          758,034
-----------------------------------------------------------------------------------------------------------------------------------
     1,285,000   Albany, NY IDA (Sage Colleges)                                              5.250     04/01/2019        1,309,595
-----------------------------------------------------------------------------------------------------------------------------------
     1,760,000   Albany, NY IDA (Sage Colleges)                                              5.300     04/01/2029        1,778,586
-----------------------------------------------------------------------------------------------------------------------------------
     1,120,000   Albany, NY Parking Authority                                                5.625     07/15/2020        1,171,912
-----------------------------------------------------------------------------------------------------------------------------------
       895,000   Albany, NY Parking Authority                                                5.625     07/15/2025          930,702
-----------------------------------------------------------------------------------------------------------------------------------
     1,770,000   Albany, NY Parking Authority 1                                              7.052  2  11/01/2017        1,061,947
-----------------------------------------------------------------------------------------------------------------------------------
     5,700,000   Allegany County, NY IDA (Houghton College)                                  5.250     01/15/2024        5,753,523
-----------------------------------------------------------------------------------------------------------------------------------
       925,000   Amherst, NY IDA (Asbury Pointe)                                             5.800     02/01/2015          910,459
-----------------------------------------------------------------------------------------------------------------------------------
        10,000   Amherst, NY IDA (Asbury Pointe)                                             6.000     02/01/2023            9,803
-----------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Amherst, NY IDA (Asbury Pointe)                                             6.000     02/01/2029        2,898,270
-----------------------------------------------------------------------------------------------------------------------------------
     5,300,000   Amherst, NY IDA (Beechwood Health Care Center)                              5.200     01/01/2040        4,742,599
-----------------------------------------------------------------------------------------------------------------------------------
        25,000   Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)                            5.250     08/01/2031           26,523
-----------------------------------------------------------------------------------------------------------------------------------
       250,000   Babylon, NY IDA (WWH Ambulance)                                             7.375     09/15/2008          251,458
-----------------------------------------------------------------------------------------------------------------------------------
       810,000   Bethlehem, NY Water System                                                  5.250     03/01/2018          851,650
-----------------------------------------------------------------------------------------------------------------------------------
       855,000   Bethlehem, NY Water System                                                  5.375     03/01/2019          901,563
-----------------------------------------------------------------------------------------------------------------------------------
       905,000   Bethlehem, NY Water System                                                  5.375     03/01/2020          952,449
-----------------------------------------------------------------------------------------------------------------------------------
       955,000   Bethlehem, NY Water System                                                  5.500     03/01/2021        1,009,416
-----------------------------------------------------------------------------------------------------------------------------------
       505,000   Bethlehem, NY Water System                                                  5.500     03/01/2022          532,528
-----------------------------------------------------------------------------------------------------------------------------------
     1,065,000   Blauvelt, NY Volunteer Fire Company                                         6.250     10/15/2017        1,076,236
-----------------------------------------------------------------------------------------------------------------------------------
     2,425,000   Brookhaven, NY (Stony Brook Foundation)                                     6.500     11/01/2020        2,534,731
-----------------------------------------------------------------------------------------------------------------------------------
     2,735,000   Brookhaven, NY IDA (Enecon Corp.)                                           6.300     01/01/2033        2,739,786
-----------------------------------------------------------------------------------------------------------------------------------
     1,250,000   Brookhaven, NY IDA (St. Joseph's College)                                   6.000     12/01/2020        1,265,625
-----------------------------------------------------------------------------------------------------------------------------------
        65,000   Broome County, NY IDA (University Plaza)                                    5.000     08/01/2025           64,277
-----------------------------------------------------------------------------------------------------------------------------------
     3,030,000   Broome County, NY IDA (University Plaza)                                    5.000     08/01/2036        2,885,469
-----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Broome County, NY IDA (University Plaza)                                    5.100     08/01/2030          979,190
-----------------------------------------------------------------------------------------------------------------------------------
     1,250,000   Broome County, NY IDA (University Plaza)                                    5.100     08/01/2036        1,208,700
-----------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Broome County, NY IDA (University Plaza)                                    5.200     08/01/2030        2,977,980
-----------------------------------------------------------------------------------------------------------------------------------
     4,450,000   Broome County, NY IDA (University Plaza)                                    5.200     08/01/2036        4,368,165
-----------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Bushnell Basin Fire Assoc. (Volunteer Fire Dept.)                           5.750     11/01/2030        2,977,470
-----------------------------------------------------------------------------------------------------------------------------------
       915,000   Canton Human Services Initiatives                                           5.700     09/01/2024          961,994
-----------------------------------------------------------------------------------------------------------------------------------


                          1 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    1,155,000   Canton Human Services Initiatives                                           5.750%    09/01/2032   $    1,204,307
-----------------------------------------------------------------------------------------------------------------------------------
       600,000   Capital District Youth Center                                               6.000     02/01/2017          609,588
-----------------------------------------------------------------------------------------------------------------------------------
       500,000   Carnegie Redevel. Corp. 1                                                   7.000     09/01/2021          500,630
-----------------------------------------------------------------------------------------------------------------------------------
     4,295,000   Cattaraugus County IDA (Olean General Hospital)                             5.250     08/01/2023        4,384,937
-----------------------------------------------------------------------------------------------------------------------------------
     1,465,000   Cattaraugus County IDA (St. Bonaventure
                 University)                                                                 5.450     09/15/2019        1,490,257
-----------------------------------------------------------------------------------------------------------------------------------
    12,500,000   Cayuga County COP (Auburn Memorial Hospital)                                6.000     01/01/2021       12,516,000
-----------------------------------------------------------------------------------------------------------------------------------
       440,000   Chautauqua County IDA (Jamestown Devel. Corp.)                              7.125     11/01/2008          445,632
-----------------------------------------------------------------------------------------------------------------------------------
     3,395,000   Chautauqua County IDA (Jamestown Devel. Corp.)                              7.125     11/01/2018        3,492,267
-----------------------------------------------------------------------------------------------------------------------------------
     1,900,000   Chautauqua County IDA (Woman's Christian Assoc.
                 of Jamestown)                                                               6.400     11/15/2029        1,962,966
-----------------------------------------------------------------------------------------------------------------------------------
        95,000   Chautauqua Utility District                                                 5.000     06/01/2023           98,340
-----------------------------------------------------------------------------------------------------------------------------------
       105,000   Chautauqua Utility District                                                 5.000     06/01/2025          108,007
-----------------------------------------------------------------------------------------------------------------------------------
     3,250,000   Chemung County IDA (Arnot Ogden Medical
                 Center)                                                                     5.000     11/01/2029        3,258,320
-----------------------------------------------------------------------------------------------------------------------------------
     1,915,000   Chemung County IDA (Arnot Ogden Medical
                 Center)                                                                     5.000     11/01/2029        1,919,902
-----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Chemung County IDA (Arnot Ogden Medical
                 Center)                                                                     5.000     11/01/2034          997,010
-----------------------------------------------------------------------------------------------------------------------------------
     1,455,000   Chemung County IDA (Arnot Ogden Medical
                 Center)                                                                     5.000     11/01/2034        1,450,650
-----------------------------------------------------------------------------------------------------------------------------------
     1,225,000   Chemung County IDA (Hathorn Redevel. Company)                               4.850     07/01/2023        1,234,604
-----------------------------------------------------------------------------------------------------------------------------------
     1,515,000   Chemung County IDA (Hathorn Redevel. Company)                               5.000     07/01/2033        1,525,241
-----------------------------------------------------------------------------------------------------------------------------------
     5,480,000   Chemung County IDA (St. Joseph's Hospital)                                  6.000     01/01/2013        5,456,272
-----------------------------------------------------------------------------------------------------------------------------------
     5,675,000   Chemung County IDA (St. Joseph's Hospital)                                  6.350     01/01/2013        5,722,273
-----------------------------------------------------------------------------------------------------------------------------------
     4,910,000   Chemung County IDA (St. Joseph's Hospital)                                  6.500     01/01/2019        4,955,663
-----------------------------------------------------------------------------------------------------------------------------------
     1,425,000   Clifton Springs Hospital & Clinic                                           7.650     01/01/2012        1,455,552
-----------------------------------------------------------------------------------------------------------------------------------
     2,735,000   Clifton Springs Hospital & Clinic                                           8.000     01/01/2020        2,739,458
-----------------------------------------------------------------------------------------------------------------------------------
        35,000   Cohoes GO                                                                   6.200     03/15/2012           35,529
-----------------------------------------------------------------------------------------------------------------------------------
        25,000   Cohoes GO                                                                   6.200     03/15/2013           25,368
-----------------------------------------------------------------------------------------------------------------------------------
        25,000   Cohoes GO                                                                   6.250     03/15/2014           25,360
-----------------------------------------------------------------------------------------------------------------------------------
        25,000   Cohoes GO                                                                   6.250     03/15/2015           25,353
-----------------------------------------------------------------------------------------------------------------------------------
        25,000   Cohoes GO                                                                   6.250     03/15/2016           25,335
-----------------------------------------------------------------------------------------------------------------------------------
     1,585,000   Columbia County IDA (Berkshire Farms)                                       7.500     12/15/2014        1,587,901
-----------------------------------------------------------------------------------------------------------------------------------
     3,300,000   Corinth IDA (International Paper Company)                                   5.750     02/01/2022        3,373,425
-----------------------------------------------------------------------------------------------------------------------------------
        40,000   Corinth IDA (International Paper Company)                                   5.850     12/01/2020           40,594
-----------------------------------------------------------------------------------------------------------------------------------
     5,370,000   Cortland County IDA (Cortland Memorial Hospital)                            5.250     07/01/2032        5,422,626
-----------------------------------------------------------------------------------------------------------------------------------
       155,000   Dutchess County IDA (Astor Learning Center Civic
                 Facility)                                                                   5.150     11/01/2024          159,097
-----------------------------------------------------------------------------------------------------------------------------------
     2,320,000   Dutchess County IDA (Elant Fishkill)                                        5.250     01/01/2037        2,194,047
-----------------------------------------------------------------------------------------------------------------------------------
       280,000   Dutchess County IDA (IBM Corp.)                                             5.450     12/01/2029          290,122
-----------------------------------------------------------------------------------------------------------------------------------
       900,000   Dutchess County IDA (St. Francis Hospital)                                  7.500     03/01/2029          980,109
-----------------------------------------------------------------------------------------------------------------------------------
     2,200,000   Dutchess County IDA (Vassar Brothers Hospital)                              6.500     04/01/2020        2,339,634
-----------------------------------------------------------------------------------------------------------------------------------
     5,635,000   Dutchess County IDA (Vassar Brothers Hospital)                              6.500     04/01/2030        5,992,653
-----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Dutchess County Water & Wastewater Authority                                5.400  2  06/01/2027          394,030
-----------------------------------------------------------------------------------------------------------------------------------
     3,240,000   East Rochester Hsg. Authority (Episcopal Senior
                 Hsg.)                                                                       7.750     10/01/2032        3,418,589
-----------------------------------------------------------------------------------------------------------------------------------
     1,355,000   East Rochester Hsg. Authority (Gates Senior Hsg.)                           6.125     04/20/2043        1,469,213
-----------------------------------------------------------------------------------------------------------------------------------
     1,400,000   East Rochester Hsg. Authority (Genesee Valley
                 Nursing Home)                                                               5.200     12/20/2024        1,457,582
-----------------------------------------------------------------------------------------------------------------------------------
     2,520,000   East Rochester Hsg. Authority (Jefferson Park
                 Apartments)                                                                 6.750     03/01/2030        2,610,619
-----------------------------------------------------------------------------------------------------------------------------------


                          2 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    2,000,000   East Rochester Hsg. Authority (Linden Knoll)                                5.350%    02/01/2038   $    2,016,240
-----------------------------------------------------------------------------------------------------------------------------------
    16,210,000   East Rochester Hsg. Authority (St. John's Meadows)                          5.000     02/15/2047       16,288,619
-----------------------------------------------------------------------------------------------------------------------------------
     4,095,000   East Rochester Hsg. Authority (St. John's Meadows)                          5.950     08/01/2027        4,180,299
-----------------------------------------------------------------------------------------------------------------------------------
     1,700,000   East Rochester Hsg. Authority (Woodland Village)                            5.500     08/01/2033        1,654,168
-----------------------------------------------------------------------------------------------------------------------------------
     3,325,000   Elmira Hsg. Authority (Eastgate Apartments)                                 6.250     06/01/2044        3,242,972
-----------------------------------------------------------------------------------------------------------------------------------
       190,000   Erie County IDA (Air Cargo)                                                 8.250     10/01/2007          190,015
-----------------------------------------------------------------------------------------------------------------------------------
     2,380,000   Erie County IDA (Air Cargo)                                                 8.500     10/01/2015        2,389,639
-----------------------------------------------------------------------------------------------------------------------------------
     4,000,000   Erie County IDA (Charter School Applied Tech)                               6.750     06/01/2025        4,188,920
-----------------------------------------------------------------------------------------------------------------------------------
     7,000,000   Erie County IDA (Charter School Applied Tech)                               6.875     06/01/2035        7,320,950
-----------------------------------------------------------------------------------------------------------------------------------
     1,960,000   Erie County IDA (DePaul Properties)                                         5.750     09/01/2028        1,775,407
-----------------------------------------------------------------------------------------------------------------------------------
     2,605,000   Erie County IDA (DePaul Properties)                                         6.500     09/01/2018        2,615,941
-----------------------------------------------------------------------------------------------------------------------------------
    35,000,000   Erie County IDA (Great Lakes) 3                                             7.500     12/01/2025        8,661,100
-----------------------------------------------------------------------------------------------------------------------------------
    11,310,000   Erie County IDA (Medaille College)                                          7.625     04/01/2035       12,554,666
-----------------------------------------------------------------------------------------------------------------------------------
     3,515,000   Erie County IDA (Medaille College)                                          8.250     11/01/2026        3,857,818
-----------------------------------------------------------------------------------------------------------------------------------
     7,000,000   Erie County IDA (Orchard Park CCRC)                                         6.000     11/15/2026        7,004,270
-----------------------------------------------------------------------------------------------------------------------------------
     5,250,000   Erie County IDA (Orchard Park)                                              6.000     11/15/2036        5,157,390
-----------------------------------------------------------------------------------------------------------------------------------
     9,600,000   Erie County IDA (The Episcopal Church Home)                                 6.000     02/01/2028        9,641,664
-----------------------------------------------------------------------------------------------------------------------------------
     2,630,000   Erie County Sewer District                                                  5.000     12/01/2030        2,723,497
-----------------------------------------------------------------------------------------------------------------------------------
     1,360,000   Erie County Sewer District                                                  5.000     12/01/2035        1,399,902
-----------------------------------------------------------------------------------------------------------------------------------
    25,290,000   Erie County Tobacco Asset Securitization Corp. 4                            5.000     06/01/2038       23,726,319
-----------------------------------------------------------------------------------------------------------------------------------
    72,380,000   Erie County Tobacco Asset Securitization Corp. 4                            5.000     06/01/2045       66,915,672
-----------------------------------------------------------------------------------------------------------------------------------
    36,360,000   Erie County Tobacco Asset Securitization Corp.                              5.000     06/01/2038       34,111,861
-----------------------------------------------------------------------------------------------------------------------------------
     5,680,000   Erie County Tobacco Asset Securitization Corp.                              5.000     06/01/2045        5,251,160
-----------------------------------------------------------------------------------------------------------------------------------
    72,000,000   Erie County Tobacco Asset Securitization Corp.                              5.986  2  06/01/2047        5,199,840
-----------------------------------------------------------------------------------------------------------------------------------
   135,000,000   Erie County Tobacco Asset Securitization Corp.                              6.486  2  06/01/2050        6,832,350
-----------------------------------------------------------------------------------------------------------------------------------
   150,000,000   Erie County Tobacco Asset Securitization Corp.                              6.751  2  06/01/2055        4,252,500
-----------------------------------------------------------------------------------------------------------------------------------
 1,024,000,000   Erie County Tobacco Asset Securitization Corp.                              7.650  2  06/01/2060       19,701,760
-----------------------------------------------------------------------------------------------------------------------------------
     2,300,000   Essex County IDA (International Paper Company)                              6.450     11/15/2023        2,383,122
-----------------------------------------------------------------------------------------------------------------------------------
        35,000   Essex County IDA (Moses Ludington Nursing Home)                             6.200     02/01/2030           37,535
-----------------------------------------------------------------------------------------------------------------------------------
     5,000,000   Essex County IDA (Moses Ludington Nursing Home)                             6.375     02/01/2050        5,385,500
-----------------------------------------------------------------------------------------------------------------------------------
        60,000   Essex County IDA (Moses Ludington Nursing Home)                             9.000     02/01/2008           60,312
-----------------------------------------------------------------------------------------------------------------------------------
       975,000   Essex County IDA (North Country Community
                 College Foundation)                                                         5.000     06/01/2020          976,472
-----------------------------------------------------------------------------------------------------------------------------------
       320,000   Essex County IDA (North Country Community
                 College Foundation)                                                         5.000     06/01/2020          320,483
-----------------------------------------------------------------------------------------------------------------------------------
     1,235,000   Essex County IDA (North Country Community
                 College Foundation)                                                         5.200     06/01/2025        1,233,913
-----------------------------------------------------------------------------------------------------------------------------------
       410,000   Essex County IDA (North Country Community
                 College Foundation)                                                         5.200     06/01/2025          409,639
-----------------------------------------------------------------------------------------------------------------------------------
     1,100,000   Essex County IDA (North Country Community
                 College Foundation)                                                         5.300     06/01/2035        1,089,660
-----------------------------------------------------------------------------------------------------------------------------------
     5,550,000   Essex County IDA Solid Waste Disposal
                 (International Paper Company)                                               5.200     12/01/2023        5,450,211
-----------------------------------------------------------------------------------------------------------------------------------
     4,440,000   Essex County IDA Solid Waste Disposal
                 (International Paper Company)                                               5.200     03/01/2028        4,258,138
-----------------------------------------------------------------------------------------------------------------------------------
     1,850,000   Essex County IDA Solid Waste Disposal
                 (International Paper Company)                                               5.500     08/15/2022        1,858,917
-----------------------------------------------------------------------------------------------------------------------------------
     1,625,000   Essex County IDA Solid Waste Disposal
                 (International Paper Company)                                               5.500     10/01/2026        1,626,755
-----------------------------------------------------------------------------------------------------------------------------------
     5,680,000   Franklin County IDA (Adirondack Medical Center)                             5.500     12/01/2029        5,802,518
-----------------------------------------------------------------------------------------------------------------------------------


                          3 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      900,000   Franklin County IDA (North Country Community
                 College Foundation)                                                         5.200%    06/01/2025   $      899,208
-----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Genesee County IDA (United Memorial Medical
                 Center)                                                                     5.000     12/01/2027          938,860
-----------------------------------------------------------------------------------------------------------------------------------
       135,000   Glen Cove IDA (SLCD)                                                        6.875     07/01/2008          135,243
-----------------------------------------------------------------------------------------------------------------------------------
     3,775,000   Glen Cove IDA (SLCD)                                                        7.375     07/01/2023        3,878,624
-----------------------------------------------------------------------------------------------------------------------------------
     1,270,000   Green Island Power Authority                                                5.125     12/15/2024        1,274,839
-----------------------------------------------------------------------------------------------------------------------------------
     2,795,000   Green Island Power Authority                                                6.000     12/15/2020        2,962,197
-----------------------------------------------------------------------------------------------------------------------------------
     1,695,000   Green Island Power Authority                                                6.000     12/15/2025        1,783,869
-----------------------------------------------------------------------------------------------------------------------------------
     2,500,000   Hempstead IDA (Adelphi University)                                          5.500     06/01/2032        2,567,050
-----------------------------------------------------------------------------------------------------------------------------------
       275,000   Hempstead IDA (Dentaco Corp.)                                               7.250     11/01/2012          289,583
-----------------------------------------------------------------------------------------------------------------------------------
     1,270,000   Hempstead IDA (Dentaco Corp.)                                               8.250     11/01/2025        1,354,976
-----------------------------------------------------------------------------------------------------------------------------------
     2,925,000   Hempstead IDA (Engel Burman Senior Hsg.)                                    6.250     11/01/2010        3,059,667
-----------------------------------------------------------------------------------------------------------------------------------
    18,825,000   Hempstead IDA (Engel Burman Senior Hsg.)                                    6.750     11/01/2024       19,853,975
-----------------------------------------------------------------------------------------------------------------------------------
     1,285,000   Hempstead IDA (Franklin Hospital Medical Center)                            5.750     11/01/2008        1,281,633
-----------------------------------------------------------------------------------------------------------------------------------
     9,375,000   Hempstead IDA (Franklin Hospital Medical Center)                            6.375     11/01/2018        9,424,406
-----------------------------------------------------------------------------------------------------------------------------------
     8,865,000   Hempstead IDA (Franklin Hospital Medical Center)                            7.750     11/01/2022        9,560,282
-----------------------------------------------------------------------------------------------------------------------------------
     4,730,000   Hempstead IDA (Hungry Harbor Associates)                                    8.000     05/01/2044        5,528,188
-----------------------------------------------------------------------------------------------------------------------------------
    12,425,000   Hempstead IDA (Hungry Harbor Associates)                                    8.000     05/01/2044       14,521,719
-----------------------------------------------------------------------------------------------------------------------------------
     2,480,000   Hempstead IDA (Hungry Harbor Associates)                                    8.000     05/01/2044        2,898,500
-----------------------------------------------------------------------------------------------------------------------------------
     6,355,000   Hempstead IDA (South Shore Y JCC)                                           6.750     11/01/2024        6,061,018
-----------------------------------------------------------------------------------------------------------------------------------
       840,000   Hempstead Village GO                                                        5.000     07/01/2020          852,684
-----------------------------------------------------------------------------------------------------------------------------------
     1,025,000   Hempstead Village GO                                                        5.000     07/01/2021        1,036,050
-----------------------------------------------------------------------------------------------------------------------------------
     1,270,000   Hempstead Village GO                                                        5.000     07/01/2022        1,280,401
-----------------------------------------------------------------------------------------------------------------------------------
     4,310,000   Herkimer County IDA (Burrows Paper)                                         8.000     01/01/2009        4,319,223
-----------------------------------------------------------------------------------------------------------------------------------
     3,225,000   Herkimer County IDA (Folts Adult Home)                                      5.500     03/20/2040        3,497,384
-----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Herkimer County IDA (Herkimer County College
                 Foundation)                                                                 6.250     08/01/2034        1,046,850
-----------------------------------------------------------------------------------------------------------------------------------
     1,285,000   Herkimer County IDA (Herkimer County College
                 Foundation)                                                                 6.400     11/01/2020        1,341,746
-----------------------------------------------------------------------------------------------------------------------------------
     2,000,000   Herkimer County IDA (Herkimer County College
                 Foundation)                                                                 6.500     11/01/2030        2,068,380
-----------------------------------------------------------------------------------------------------------------------------------
       195,000   Herkimer Hsg. Authority                                                     7.150     03/01/2011          195,433
-----------------------------------------------------------------------------------------------------------------------------------
       990,000   Hudson IDA (Have, Inc.)                                                     8.125     12/01/2017        1,025,630
-----------------------------------------------------------------------------------------------------------------------------------
     1,255,000   Hudson IDA (Hudson Fabrics)                                                 6.750     11/01/2024        1,241,258
-----------------------------------------------------------------------------------------------------------------------------------
   699,980,000   Hudson Yards Infrastructure Corp.                                           5.000     02/15/2047      711,207,679
-----------------------------------------------------------------------------------------------------------------------------------
       145,000   Huntington Hsg. Authority (GJSR)                                            5.875     05/01/2019          147,024
-----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Huntington Hsg. Authority (GJSR)                                            6.000     05/01/2029        1,006,660
-----------------------------------------------------------------------------------------------------------------------------------
     8,500,000   Huntington Hsg. Authority (GJSR)                                            6.000     05/01/2039        8,529,325
-----------------------------------------------------------------------------------------------------------------------------------
       770,000   Islip IDA (Leeway School)                                                   9.000     08/01/2021          778,994
-----------------------------------------------------------------------------------------------------------------------------------
    17,985,000   Islip IDA (Southside Hospital Civic Facilities)                             7.750     12/01/2022       18,699,005
-----------------------------------------------------------------------------------------------------------------------------------
     9,695,000   Islip IDA (United Cerebral Palsy Assoc.) 1                                  6.250     12/01/2031        9,374,096
-----------------------------------------------------------------------------------------------------------------------------------
     1,125,000   Islip IDA (United Cerebral Palsy Assoc.)                                    6.250     12/01/2031        1,087,763
-----------------------------------------------------------------------------------------------------------------------------------
     1,100,000   Islip Res Rec, Series E                                                     5.750     07/01/2020        1,197,482
-----------------------------------------------------------------------------------------------------------------------------------
     1,315,000   Islip Res Rec, Series E                                                     5.750     07/01/2021        1,429,918
-----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Islip Res Rec, Series E                                                     5.750     07/01/2023        1,083,120
-----------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Kenmore Hsg. Authority (SUNY at Buffalo)                                    5.500     08/01/2024        3,074,790
-----------------------------------------------------------------------------------------------------------------------------------
    11,645,000   L.I. Power Authority, Series A 4                                            5.250     09/01/2028       12,389,141
-----------------------------------------------------------------------------------------------------------------------------------
       275,000   L.I. Power Authority, Series A                                              5.000     09/01/2027          284,485
-----------------------------------------------------------------------------------------------------------------------------------
        60,000   L.I. Power Authority, Series A                                              5.125     09/01/2029           62,428
-----------------------------------------------------------------------------------------------------------------------------------
    24,130,000   L.I. Power Authority, Series A                                              5.125     09/01/2029       24,661,825
-----------------------------------------------------------------------------------------------------------------------------------


                          4 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    1,350,000   L.I. Power Authority, Series B                                              5.000%    12/01/2035   $    1,391,594
-----------------------------------------------------------------------------------------------------------------------------------
    74,880,000   L.I. Power Authority, Series C                                              5.000     09/01/2035       76,362,624
-----------------------------------------------------------------------------------------------------------------------------------
   210,000,000   Liberty Devel. Corp. (Goldman Sachs Headquarters)                           5.250     10/01/2035      224,303,100
-----------------------------------------------------------------------------------------------------------------------------------
       100,000   Lowville GO                                                                 7.200     09/15/2012          115,311
-----------------------------------------------------------------------------------------------------------------------------------
       100,000   Lowville GO                                                                 7.200     09/15/2013          117,727
-----------------------------------------------------------------------------------------------------------------------------------
       100,000   Lowville GO                                                                 7.200     09/15/2014          120,007
-----------------------------------------------------------------------------------------------------------------------------------
     3,830,000   Lyons Community Health Initiatives Corp.                                    5.550     09/01/2024        4,017,823
-----------------------------------------------------------------------------------------------------------------------------------
     4,405,000   Macleay Hsg. Corp. (Larchmont Woods)                                        8.500     01/01/2031        4,587,719
-----------------------------------------------------------------------------------------------------------------------------------
       750,000   Madison County IDA (Morrisville State College
                 Foundation)                                                                 5.000     06/01/2028          780,743
-----------------------------------------------------------------------------------------------------------------------------------
     1,100,000   Madison County IDA (Morrisville State College
                 Foundation)                                                                 5.000     06/01/2032        1,137,081
-----------------------------------------------------------------------------------------------------------------------------------
     1,290,000   Madison County IDA (Oneida Healthcare Center)                               5.300     02/01/2021        1,325,604
-----------------------------------------------------------------------------------------------------------------------------------
     5,500,000   Madison County IDA (Oneida Healthcare Center)                               5.350     02/01/2031        5,586,845
-----------------------------------------------------------------------------------------------------------------------------------
     2,605,000   Middletown Hsg. Authority (Summitfield & Moore
                 Heights)                                                                    4.800     07/01/2039        2,476,626
-----------------------------------------------------------------------------------------------------------------------------------
       670,000   Middletown IDA (Flanagan Design & Display)                                  7.500     11/01/2018          693,638
-----------------------------------------------------------------------------------------------------------------------------------
     3,955,000   Middletown IDA (Southwinds Retirement Home)                                 6.375     03/01/2018        4,000,087
-----------------------------------------------------------------------------------------------------------------------------------
       240,000   Middletown IDA (YMCA)                                                       6.250     11/01/2009          241,258
-----------------------------------------------------------------------------------------------------------------------------------
     1,255,000   Middletown IDA (YMCA)                                                       7.000     11/01/2019        1,264,086
-----------------------------------------------------------------------------------------------------------------------------------
       170,000   Monroe County COP                                                           8.050     01/01/2011          172,746
-----------------------------------------------------------------------------------------------------------------------------------
       570,000   Monroe County IDA (Canal Ponds)                                             7.000     06/15/2013          580,271
-----------------------------------------------------------------------------------------------------------------------------------
        50,000   Monroe County IDA (Cloverwood Senior Living)                                6.750     05/01/2023           48,614
-----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Monroe County IDA (Cloverwood Senior Living)                                6.875     05/01/2033          968,390
-----------------------------------------------------------------------------------------------------------------------------------
       852,760   Monroe County IDA (Cottrone Devel.)                                         9.500     12/01/2010          867,359
-----------------------------------------------------------------------------------------------------------------------------------
       950,000   Monroe County IDA (Dayton Rogers
                 Manufacturing)                                                              6.100     12/01/2009          962,094
-----------------------------------------------------------------------------------------------------------------------------------
     4,225,000   Monroe County IDA (DePaul Community Facilities)                             5.875     02/01/2028        3,895,408
-----------------------------------------------------------------------------------------------------------------------------------
     5,195,000   Monroe County IDA (DePaul Community Facilities)                             5.950     08/01/2028        4,913,223
-----------------------------------------------------------------------------------------------------------------------------------
       725,000   Monroe County IDA (DePaul Community Facilities)                             6.450     02/01/2014          731,358
-----------------------------------------------------------------------------------------------------------------------------------
     1,285,000   Monroe County IDA (DePaul Community Facilities)                             6.500     02/01/2024        1,295,229
-----------------------------------------------------------------------------------------------------------------------------------
     4,485,000   Monroe County IDA (DePaul Properties)                                       6.150     09/01/2021        4,312,597
-----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Monroe County IDA (Highland Hospital of
                 Rochester)                                                                  5.000     08/01/2022        1,003,470
-----------------------------------------------------------------------------------------------------------------------------------
     1,250,000   Monroe County IDA (Highland Hospital of
                 Rochester)                                                                  5.000     08/01/2025        1,243,350
-----------------------------------------------------------------------------------------------------------------------------------
       535,000   Monroe County IDA (Melles Griot)                                            9.500     12/01/2009          538,023
-----------------------------------------------------------------------------------------------------------------------------------
       300,000   Monroe County IDA (Morrell/Morrell)                                         7.000     12/01/2007          300,081
-----------------------------------------------------------------------------------------------------------------------------------
     2,525,000   Monroe County IDA (Parma Senior Hsg. Assoc.)                                6.500     12/01/2042        2,475,131
-----------------------------------------------------------------------------------------------------------------------------------
     4,330,000   Monroe County IDA (Piano Works)                                             7.625     11/01/2016        4,394,041
-----------------------------------------------------------------------------------------------------------------------------------
     2,890,000   Monroe County IDA (Rochester Institute of
                 Technology)                                                                 5.375     04/01/2029        2,900,953
-----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Monroe County IDA (Southview Towers)                                        6.125     02/01/2020        1,049,230
-----------------------------------------------------------------------------------------------------------------------------------
     1,465,000   Monroe County IDA (St. John Fisher College)                                 5.200     06/01/2019        1,509,844
-----------------------------------------------------------------------------------------------------------------------------------
     2,190,000   Monroe County IDA (St. John Fisher College)                                 5.250     06/01/2026        2,229,595
-----------------------------------------------------------------------------------------------------------------------------------
     3,075,000   Monroe County IDA (St. John Fisher College)                                 5.375     06/01/2024        3,133,702
-----------------------------------------------------------------------------------------------------------------------------------
     2,175,000   Monroe County IDA (Summit at Brighton)                                      5.375     07/01/2032        2,017,791
-----------------------------------------------------------------------------------------------------------------------------------
     3,660,000   Monroe County IDA (Summit at Brighton)                                      5.500     07/01/2027        3,521,103
-----------------------------------------------------------------------------------------------------------------------------------
       855,000   Monroe County IDA (Volunteers of America)                                   5.700     08/01/2018          860,036
-----------------------------------------------------------------------------------------------------------------------------------
     2,765,000   Monroe County IDA (Volunteers of America)                                   5.750     08/01/2028        2,755,101
-----------------------------------------------------------------------------------------------------------------------------------
   650,000,000   Monroe County Tobacco Asset Securitization Corp.
                 (TASC)                                                                      7.701 2   06/01/2061       11,362,000
-----------------------------------------------------------------------------------------------------------------------------------


                          5 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$    2,265,000   Monroe Newpower Corp.                                                       5.500%    01/01/2034   $    2,270,844
-----------------------------------------------------------------------------------------------------------------------------------
       580,000   Monroe Newpower Corp.                                                       5.625     01/01/2026          590,486
-----------------------------------------------------------------------------------------------------------------------------------
       500,000   Mount Vernon IDA (Kings Court)                                              5.200     12/01/2033          500,125
-----------------------------------------------------------------------------------------------------------------------------------
     3,275,000   Mount Vernon IDA (Macedonia Towers)                                         5.200     12/01/2033        3,275,819
-----------------------------------------------------------------------------------------------------------------------------------
     2,295,000   Mount Vernon IDA (Meadowview)                                               6.150     06/01/2019        2,340,372
-----------------------------------------------------------------------------------------------------------------------------------
     2,600,000   Mount Vernon IDA (Meadowview)                                               6.200     06/01/2029        2,634,138
-----------------------------------------------------------------------------------------------------------------------------------
     8,880,000   MTA Service Contract, Series A 4                                            5.125     01/01/2024        9,312,767
-----------------------------------------------------------------------------------------------------------------------------------
    15,895,000   MTA Service Contract, Series A                                              5.125     01/01/2024       16,669,563
-----------------------------------------------------------------------------------------------------------------------------------
   162,430,000   MTA Service Contract, Series A                                              5.125     01/01/2029      167,783,693
-----------------------------------------------------------------------------------------------------------------------------------
    20,000,000   MTA Service Contract, Series A                                              5.750     07/01/2031       21,465,600
-----------------------------------------------------------------------------------------------------------------------------------
    33,290,000   MTA Service Contract, Series B                                              5.250     01/01/2031       34,411,207
-----------------------------------------------------------------------------------------------------------------------------------
     8,400,000   MTA, Series A 4                                                             4.500     11/15/2034        8,228,052
-----------------------------------------------------------------------------------------------------------------------------------
    56,800,000   MTA, Series A 4                                                             5.000     11/15/2025       58,914,380
-----------------------------------------------------------------------------------------------------------------------------------
     7,640,000   MTA, Series A 4                                                             5.000     11/15/2028        7,920,464
-----------------------------------------------------------------------------------------------------------------------------------
    71,560,000   MTA, Series A 4                                                             5.000     11/15/2030       73,459,560
-----------------------------------------------------------------------------------------------------------------------------------
     8,500,000   MTA, Series A 4                                                             5.000     11/15/2032        8,741,400
-----------------------------------------------------------------------------------------------------------------------------------
     3,100,000   MTA, Series A                                                               5.000     11/15/2025        3,242,011
-----------------------------------------------------------------------------------------------------------------------------------
    14,500,000   MTA, Series A                                                               5.000     11/15/2031       14,987,780
-----------------------------------------------------------------------------------------------------------------------------------
        20,000   MTA, Series A                                                               5.000     11/15/2032           20,572
-----------------------------------------------------------------------------------------------------------------------------------
    64,655,000   MTA, Series A                                                               5.000     11/15/2035       66,537,754
-----------------------------------------------------------------------------------------------------------------------------------
    42,295,000   MTA, Series A                                                               5.125     11/15/2031       43,442,886
-----------------------------------------------------------------------------------------------------------------------------------
    50,000,000   MTA, Series B                                                               4.750     11/15/2031       50,310,500
-----------------------------------------------------------------------------------------------------------------------------------
        25,000   MTA, Series B                                                               5.000     01/01/2031           25,716
-----------------------------------------------------------------------------------------------------------------------------------
    54,900,000   MTA, Series B                                                               5.000     11/15/2031       56,654,604
-----------------------------------------------------------------------------------------------------------------------------------
    34,845,000   MTA, Series E                                                               5.250     11/15/2031       36,439,159
-----------------------------------------------------------------------------------------------------------------------------------
    30,000,000   MTA, Series F 4                                                             5.000     11/15/2031       30,878,100
-----------------------------------------------------------------------------------------------------------------------------------
     9,785,000   MTA, Series F                                                               5.000     11/15/2030       10,117,886
-----------------------------------------------------------------------------------------------------------------------------------
   132,990,000   MTA, Series F                                                               5.000     11/15/2035      136,511,575
-----------------------------------------------------------------------------------------------------------------------------------
       802,824   Municipal Assistance Corp. for Troy, NY                                     5.733  2  07/15/2021          442,171
-----------------------------------------------------------------------------------------------------------------------------------
     1,218,573   Municipal Assistance Corp. for Troy, NY                                     5.741  2  01/15/2022          653,131
-----------------------------------------------------------------------------------------------------------------------------------
       855,000   Nassau County IDA (ALIA-ACDS)                                               7.500     06/01/2015          907,719
-----------------------------------------------------------------------------------------------------------------------------------
     2,975,000   Nassau County IDA (ALIA-ACLD)                                               6.250     09/01/2022        3,024,385
-----------------------------------------------------------------------------------------------------------------------------------
       210,000   Nassau County IDA (ALIA-ACLD)                                               7.125     06/01/2017          222,531
-----------------------------------------------------------------------------------------------------------------------------------
       320,000   Nassau County IDA (ALIA-ACLD)                                               7.500     06/01/2015          339,731
-----------------------------------------------------------------------------------------------------------------------------------
     5,460,000   Nassau County IDA (ALIA-CSMR)                                               7.000     11/01/2016        5,782,195
-----------------------------------------------------------------------------------------------------------------------------------
     3,115,000   Nassau County IDA (ALIA-CSMR)                                               7.125     06/01/2017        3,300,872
-----------------------------------------------------------------------------------------------------------------------------------
     1,600,000   Nassau County IDA (ALIA-CSMR)                                               7.500     06/01/2015        1,698,656
-----------------------------------------------------------------------------------------------------------------------------------
       245,000   Nassau County IDA (ALIA-FREE)                                               7.125     06/01/2012          259,771
-----------------------------------------------------------------------------------------------------------------------------------
     1,970,000   Nassau County IDA (ALIA-FREE)                                               7.500     06/01/2015        2,091,470
-----------------------------------------------------------------------------------------------------------------------------------
     4,030,000   Nassau County IDA (ALIA-FREE)                                               8.150     06/01/2030        4,288,001
-----------------------------------------------------------------------------------------------------------------------------------
     6,340,000   Nassau County IDA (ALIA-FREE)                                               8.250     06/01/2032        6,853,096
-----------------------------------------------------------------------------------------------------------------------------------
       835,000   Nassau County IDA (ALIA-HH)                                                 7.125     06/01/2017          882,679
-----------------------------------------------------------------------------------------------------------------------------------
       640,000   Nassau County IDA (ALIA-HHS)                                                7.125     06/01/2017          676,544
-----------------------------------------------------------------------------------------------------------------------------------
       200,000   Nassau County IDA (ALIA-LVH)                                                7.500     06/01/2015          212,332
-----------------------------------------------------------------------------------------------------------------------------------
       480,000   Nassau County IDA (CNGCS)                                                   7.500     06/01/2030          509,597
-----------------------------------------------------------------------------------------------------------------------------------
     2,245,000   Nassau County IDA (CNGCS)                                                   8.150     06/01/2030        2,394,472
-----------------------------------------------------------------------------------------------------------------------------------
        65,000   Nassau County IDA (Keyspan-Glenwood Energy
                 Center)                                                                     5.250     06/01/2027           66,143
-----------------------------------------------------------------------------------------------------------------------------------
     3,805,000   Nassau County IDA (Little Village School)                                   7.500     12/01/2031        4,070,551
-----------------------------------------------------------------------------------------------------------------------------------
     3,535,000   Nassau County IDA (New York Water Service Corp.)                            5.000     12/01/2035        3,577,349
-----------------------------------------------------------------------------------------------------------------------------------


                          6 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    2,290,000   Nassau County IDA (North Shore CFGA)                                        6.750%    05/01/2024   $   2,303,900
----------------------------------------------------------------------------------------------------------------------------------
     2,050,000   Nassau County IDA (United Cerebral Palsy)                                   6.250     11/01/2014       2,050,328
----------------------------------------------------------------------------------------------------------------------------------
    23,550,000   Nassau County IDA (Westbury Senior Living)                                  7.900     11/01/2031      26,426,162
----------------------------------------------------------------------------------------------------------------------------------
       750,000   Nassau County IDA, Series A-A                                               6.000     07/02/2021         745,470
----------------------------------------------------------------------------------------------------------------------------------
     7,725,000   Nassau County IDA, Series A-B                                               6.000     07/01/2021       7,678,341
----------------------------------------------------------------------------------------------------------------------------------
       710,000   Nassau County IDA, Series A-C                                               6.000     07/01/2021         705,712
----------------------------------------------------------------------------------------------------------------------------------
       800,000   Nassau County IDA, Series A-D                                               6.000     07/01/2021         795,168
----------------------------------------------------------------------------------------------------------------------------------
     1,675,000   Nassau County Interim Finance Authority                                     5.125     11/15/2021       1,678,534
----------------------------------------------------------------------------------------------------------------------------------
    40,000,000   Nassau County Tobacco Settlement Corp. 4                                    5.125     06/01/2045      37,726,000
----------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Nassau County Tobacco Settlement Corp.                                      0.000 5   06/01/2026       2,592,930
----------------------------------------------------------------------------------------------------------------------------------
    82,570,000   Nassau County Tobacco Settlement Corp.                                      5.125     06/01/2046      77,875,896
----------------------------------------------------------------------------------------------------------------------------------
    20,000,000   Nassau County Tobacco Settlement Corp.                                      5.820 2   06/01/2046       1,626,200
----------------------------------------------------------------------------------------------------------------------------------
    75,975,000   Nassau County Tobacco Settlement Corp.                                      6.000 2   06/01/2046       5,862,231
----------------------------------------------------------------------------------------------------------------------------------
   895,215,000   Nassau County Tobacco Settlement Corp.                                      6.400 2   06/01/2060      22,514,657
----------------------------------------------------------------------------------------------------------------------------------
    40,000,000   Nassau County Tobacco Settlement Corp.                                      7.351 2   06/01/2060         780,400
----------------------------------------------------------------------------------------------------------------------------------
    52,475,000   Nassau County Tobacco Settlement Corp. (TASC)                               5.000     06/01/2035      49,365,856
----------------------------------------------------------------------------------------------------------------------------------
     7,155,000   Nassau IDA (EBS North Hills LLC)                                            7.800     05/01/2045       7,476,760
----------------------------------------------------------------------------------------------------------------------------------
     3,340,000   Nassau IDA (EBS North Hills LLC)                                            7.800     05/01/2045       3,490,200
----------------------------------------------------------------------------------------------------------------------------------
     4,290,000   Nassau IDA (EBS North Hills LLC)                                            7.800     05/01/2045       4,482,921
----------------------------------------------------------------------------------------------------------------------------------
     4,775,000   Nassau IDA (EBS North Hills LLC)                                            7.800     05/01/2045       4,989,732
----------------------------------------------------------------------------------------------------------------------------------
     4,775,000   Nassau IDA (EBS North Hills LLC)                                            7.800     05/01/2045       4,989,732
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000   New Hartford-Sunset Wood Funding Corp.                                      5.500     02/01/2029       2,079,560
----------------------------------------------------------------------------------------------------------------------------------
    13,010,000   New Rochelle IDA (College of New Rochelle)                                  5.250     07/01/2027      13,167,941
----------------------------------------------------------------------------------------------------------------------------------
     5,955,000   New Rochelle IDA (College of New Rochelle)                                  5.500     07/01/2019       6,143,833
----------------------------------------------------------------------------------------------------------------------------------
     3,670,000   New Rochelle IDA (Soundview Apartments)                                     5.375     04/01/2036       3,722,444
----------------------------------------------------------------------------------------------------------------------------------
     4,540,000   Newark-Wayne Community Hospital                                             5.875     01/15/2033       4,547,309
----------------------------------------------------------------------------------------------------------------------------------
     2,020,000   Newark-Wayne Community Hospital                                             7.600     09/01/2015       2,022,222
----------------------------------------------------------------------------------------------------------------------------------
       500,000   Niagara County IDA (Affinity Foxwood Place)                                 5.000     07/20/2038         491,855
----------------------------------------------------------------------------------------------------------------------------------
     2,810,000   Niagara County IDA (Affinity Foxwood Place)                                 5.000     07/20/2048       2,734,495
----------------------------------------------------------------------------------------------------------------------------------
     3,300,000   Niagara County IDA (American Ref-Fuel Company)                              5.550     11/15/2024       3,398,307
----------------------------------------------------------------------------------------------------------------------------------
     3,635,000   Niagara County IDA (Niagara Falls Memorial
                 Medical Center)                                                             5.250     06/01/2018       3,547,760
----------------------------------------------------------------------------------------------------------------------------------
     1,500,000   Niagara County IDA (Niagara University)                                     5.350     11/01/2023       1,539,945
----------------------------------------------------------------------------------------------------------------------------------
     5,400,000   Niagara County IDA (Niagara University) 6                                   5.400     11/01/2031       5,497,740
----------------------------------------------------------------------------------------------------------------------------------
     2,550,000   Niagara County IDA (Solid Waste Disposal)                                   5.550     11/15/2024       2,610,180
----------------------------------------------------------------------------------------------------------------------------------
     6,800,000   Niagara County IDA (Solid Waste Disposal) 6                                 5.625     11/15/2024       6,934,028
----------------------------------------------------------------------------------------------------------------------------------
        20,000   Niagara County Tobacco Asset Securitization Corp.                           5.750     05/15/2022          20,389
----------------------------------------------------------------------------------------------------------------------------------
     1,395,000   Niagara County Tobacco Asset Securitization Corp.                           6.250     05/15/2034       1,439,766
----------------------------------------------------------------------------------------------------------------------------------
     6,295,000   Niagara County Tobacco Asset Securitization Corp.                           6.250     05/15/2040       6,476,107
----------------------------------------------------------------------------------------------------------------------------------
       295,000   Niagara Frontier Transportation Authority (Buffalo
                 Niagara International Airport)                                              5.000     04/01/2028         296,932
----------------------------------------------------------------------------------------------------------------------------------
     1,235,000   Niagara Frontier Transportation Authority (Buffalo
                 Niagara International Airport)                                              5.625     04/01/2029       1,273,977
----------------------------------------------------------------------------------------------------------------------------------
       715,000   North Babylon Volunteer Fire Company                                        5.750     08/01/2022         733,654
----------------------------------------------------------------------------------------------------------------------------------
       135,000   North Tonawanda HDC (Bishop Gibbons
                 Associates)                                                                 6.800     12/15/2007         135,440
----------------------------------------------------------------------------------------------------------------------------------
     3,295,000   North Tonawanda HDC (Bishop Gibbons
                 Associates)                                                                 7.375     12/15/2021       3,717,353
----------------------------------------------------------------------------------------------------------------------------------
        25,000   Nunda GO                                                                    8.000     05/01/2010          27,273
----------------------------------------------------------------------------------------------------------------------------------
    64,825,000   NY Convention Center Devel. Corp. (Hotel Unit Fee)                          5.000     11/15/2044      66,329,588
----------------------------------------------------------------------------------------------------------------------------------


                          7 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$      315,000   NY Counties Tobacco Trust I                                                 6.500%    06/01/2035   $     327,301
----------------------------------------------------------------------------------------------------------------------------------
         5,000   NY Counties Tobacco Trust I                                                 6.625     06/01/2042           5,185
----------------------------------------------------------------------------------------------------------------------------------
    10,680,000   NY Counties Tobacco Trust I (TASC) 4                                        6.250     06/01/2028      11,084,345
----------------------------------------------------------------------------------------------------------------------------------
     5,920,000   NY Counties Tobacco Trust I (TASC) 4                                        6.500     06/01/2035       6,151,176
----------------------------------------------------------------------------------------------------------------------------------
     1,185,000   NY Counties Tobacco Trust I (TASC) Fixed Receipts                           6.225     06/01/2028       1,229,864
----------------------------------------------------------------------------------------------------------------------------------
    19,230,000   NY Counties Tobacco Trust I (TASC) P-Floats 4                               6.625 7   12/01/2022      20,015,738
----------------------------------------------------------------------------------------------------------------------------------
    29,800,000   NY Counties Tobacco Trust II (TASC) 4                                       5.625     06/01/2035      30,052,853
----------------------------------------------------------------------------------------------------------------------------------
    53,850,000   NY Counties Tobacco Trust II (TASC) 4                                       5.750     06/01/2043      54,471,249
----------------------------------------------------------------------------------------------------------------------------------
       245,000   NY Counties Tobacco Trust III                                               6.000     06/01/2043         251,299
----------------------------------------------------------------------------------------------------------------------------------
     7,000,000   NY Counties Tobacco Trust IV                                                5.000     06/01/2038       6,567,190
----------------------------------------------------------------------------------------------------------------------------------
   131,335,000   NY Counties Tobacco Trust IV                                                5.920 2   06/01/2050       7,775,032
----------------------------------------------------------------------------------------------------------------------------------
   304,690,000   NY Counties Tobacco Trust IV                                                6.395 2   06/01/2055      10,871,339
----------------------------------------------------------------------------------------------------------------------------------
   608,700,000   NY Counties Tobacco Trust IV                                                6.816 2   06/01/2060      11,875,737
----------------------------------------------------------------------------------------------------------------------------------
    45,020,000   NY Counties Tobacco Trust IV (TASC) 4                                       5.000     06/01/2042      41,711,255
----------------------------------------------------------------------------------------------------------------------------------
    31,850,000   NY Counties Tobacco Trust IV (TASC) 4                                       5.000     06/01/2045      29,421,915
----------------------------------------------------------------------------------------------------------------------------------
    82,500,000   NY Counties Tobacco Trust IV (TASC)                                         0.000 5   06/01/2041      72,486,150
----------------------------------------------------------------------------------------------------------------------------------
     7,135,000   NY Counties Tobacco Trust IV (TASC)                                         5.000     06/01/2042       6,610,578
----------------------------------------------------------------------------------------------------------------------------------
    82,500,000   NY Counties Tobacco Trust IV (TASC)                                         6.650     06/01/2041      12,045,825
----------------------------------------------------------------------------------------------------------------------------------
   212,995,000   NY Counties Tobacco Trust V                                                 6.043 2   06/01/2038      29,540,277
----------------------------------------------------------------------------------------------------------------------------------
   522,925,000   NY Counties Tobacco Trust V                                                 6.147 2   06/01/2050      30,957,160
----------------------------------------------------------------------------------------------------------------------------------
   643,195,000   NY Counties Tobacco Trust V                                                 6.850 2   06/01/2055      22,949,198
----------------------------------------------------------------------------------------------------------------------------------
 3,845,000,000   NY Counties Tobacco Trust V                                                 7.846 2   06/01/2060      68,056,500
----------------------------------------------------------------------------------------------------------------------------------
     2,500,000   NY Liberty Devel. Corp. (National Sports Museum)                            6.125     02/15/2019       2,549,975
----------------------------------------------------------------------------------------------------------------------------------
        25,000   NYC GO                                                                      0.000 5   03/15/2029          23,088
----------------------------------------------------------------------------------------------------------------------------------
        15,000   NYC GO                                                                      5.000     06/01/2020          15,724
----------------------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                                                      5.000     03/15/2021           5,096
----------------------------------------------------------------------------------------------------------------------------------
       950,000   NYC GO                                                                      5.000     03/01/2023         984,827
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000   NYC GO                                                                      5.000     01/01/2024       2,080,280
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC GO                                                                      5.000     03/01/2024       1,033,460
----------------------------------------------------------------------------------------------------------------------------------
       400,000   NYC GO                                                                      5.000     06/01/2024         413,752
----------------------------------------------------------------------------------------------------------------------------------
     5,000,000   NYC GO                                                                      5.000     08/01/2024       5,175,050
----------------------------------------------------------------------------------------------------------------------------------
        25,000   NYC GO                                                                      5.000     03/01/2025          25,662
----------------------------------------------------------------------------------------------------------------------------------
     5,700,000   NYC GO                                                                      5.000     08/01/2025       5,898,075
----------------------------------------------------------------------------------------------------------------------------------
     3,205,000   NYC GO                                                                      5.000     11/01/2025       3,306,150
----------------------------------------------------------------------------------------------------------------------------------
     3,000,000   NYC GO                                                                      5.000     04/01/2026       3,095,640
----------------------------------------------------------------------------------------------------------------------------------
     1,445,000   NYC GO                                                                      5.000     04/01/2026       1,496,124
----------------------------------------------------------------------------------------------------------------------------------
     6,965,000   NYC GO                                                                      5.000     06/01/2026       7,214,904
----------------------------------------------------------------------------------------------------------------------------------
     8,760,000   NYC GO                                                                      5.000     08/01/2026       9,064,410
----------------------------------------------------------------------------------------------------------------------------------
       705,000   NYC GO                                                                      5.000     08/01/2026         730,697
----------------------------------------------------------------------------------------------------------------------------------
     5,000,000   NYC GO                                                                      5.000     08/01/2026       5,198,750
----------------------------------------------------------------------------------------------------------------------------------
     3,600,000   NYC GO                                                                      5.000     08/01/2027       3,720,024
----------------------------------------------------------------------------------------------------------------------------------
     2,500,000   NYC GO                                                                      5.000     08/01/2028       2,578,100
----------------------------------------------------------------------------------------------------------------------------------
        35,000   NYC GO                                                                      5.000     08/15/2028          35,812
----------------------------------------------------------------------------------------------------------------------------------
        75,000   NYC GO                                                                      5.000     08/15/2028          76,311
----------------------------------------------------------------------------------------------------------------------------------
        20,000   NYC GO                                                                      5.000     09/15/2028          20,502
----------------------------------------------------------------------------------------------------------------------------------
       360,000   NYC GO                                                                      5.000     03/15/2029         364,842
----------------------------------------------------------------------------------------------------------------------------------
        15,000   NYC GO                                                                      5.000     03/15/2029          15,261
----------------------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                                                      5.000     03/15/2029           5,159
----------------------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                                                      5.000     03/15/2029           5,159
----------------------------------------------------------------------------------------------------------------------------------


                          8 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    8,000,000   NYC GO                                                                      5.000%    06/01/2029   $   8,240,720
----------------------------------------------------------------------------------------------------------------------------------
       350,000   NYC GO                                                                      5.000     10/15/2029         358,330
----------------------------------------------------------------------------------------------------------------------------------
    51,020,000   NYC GO                                                                      5.000     03/01/2030      52,286,316
----------------------------------------------------------------------------------------------------------------------------------
    20,000,000   NYC GO                                                                      5.000     04/01/2030      20,496,600
----------------------------------------------------------------------------------------------------------------------------------
    46,570,000   NYC GO                                                                      5.000     06/01/2030      47,724,005
----------------------------------------------------------------------------------------------------------------------------------
    10,920,000   NYC GO                                                                      5.000     08/01/2030      11,191,144
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000   NYC GO                                                                      5.000     08/01/2030       2,052,280
----------------------------------------------------------------------------------------------------------------------------------
     2,905,000   NYC GO                                                                      5.000     06/01/2031       2,979,019
----------------------------------------------------------------------------------------------------------------------------------
        60,000   NYC GO                                                                      5.000     03/01/2033          60,980
----------------------------------------------------------------------------------------------------------------------------------
    27,475,000   NYC GO                                                                      5.000     06/01/2033      28,079,175
----------------------------------------------------------------------------------------------------------------------------------
       115,000   NYC GO                                                                      5.000     10/15/2033         117,068
----------------------------------------------------------------------------------------------------------------------------------
    12,455,000   NYC GO                                                                      5.000     12/01/2033      12,713,815
----------------------------------------------------------------------------------------------------------------------------------
    30,150,000   NYC GO                                                                      5.000     11/01/2034      30,761,744
----------------------------------------------------------------------------------------------------------------------------------
    30,000,000   NYC GO                                                                      5.000     03/01/2035      30,585,900
----------------------------------------------------------------------------------------------------------------------------------
    34,405,000   NYC GO                                                                      5.000     04/01/2035      35,084,155
----------------------------------------------------------------------------------------------------------------------------------
     5,400,000   NYC GO                                                                      5.000     08/01/2035       5,510,214
----------------------------------------------------------------------------------------------------------------------------------
     4,605,000   NYC GO                                                                      5.000     08/01/2036       4,705,389
----------------------------------------------------------------------------------------------------------------------------------
        60,000   NYC GO                                                                      5.100     11/01/2019          62,520
----------------------------------------------------------------------------------------------------------------------------------
     5,285,000   NYC GO                                                                      5.100     08/15/2027       5,475,313
----------------------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO 6                                                                    5.250     08/01/2021           5,057
----------------------------------------------------------------------------------------------------------------------------------
       975,000   NYC GO                                                                      5.250     10/15/2021       1,061,980
----------------------------------------------------------------------------------------------------------------------------------
     2,735,000   NYC GO                                                                      5.250     10/15/2021       2,883,155
----------------------------------------------------------------------------------------------------------------------------------
       265,000   NYC GO                                                                      5.250     08/15/2023         270,478
----------------------------------------------------------------------------------------------------------------------------------
       530,000   NYC GO                                                                      5.250     08/01/2024         537,473
----------------------------------------------------------------------------------------------------------------------------------
     4,080,000   NYC GO                                                                      5.250     06/01/2027       4,381,226
----------------------------------------------------------------------------------------------------------------------------------
    25,530,000   NYC GO                                                                      5.250     06/01/2027      26,441,676
----------------------------------------------------------------------------------------------------------------------------------
     2,395,000   NYC GO                                                                      5.250     06/01/2028       2,596,731
----------------------------------------------------------------------------------------------------------------------------------
     1,690,000   NYC GO 6                                                                    5.250     06/01/2028       1,759,527
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC GO                                                                      5.250     09/15/2033       1,038,040
----------------------------------------------------------------------------------------------------------------------------------
        75,000   NYC GO                                                                      5.375     08/01/2022          75,835
----------------------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                                                      5.375     12/01/2026           5,264
----------------------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                                                      5.375     03/01/2027           5,435
----------------------------------------------------------------------------------------------------------------------------------
       515,000   NYC GO 6                                                                    5.375     08/01/2027         526,098
----------------------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO                                                                      5.375     11/15/2027          50,595
----------------------------------------------------------------------------------------------------------------------------------
    37,945,000   NYC GO                                                                      5.375     06/01/2032      39,368,696
----------------------------------------------------------------------------------------------------------------------------------
    11,500,000   NYC GO                                                                      5.500     08/01/2020      12,439,780
----------------------------------------------------------------------------------------------------------------------------------
    11,860,000   NYC GO                                                                      5.500     08/01/2021      12,829,199
----------------------------------------------------------------------------------------------------------------------------------
       850,000   NYC GO                                                                      5.500     06/01/2028         891,081
----------------------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                                                      5.500     12/01/2031           5,301
----------------------------------------------------------------------------------------------------------------------------------
     3,705,000   NYC GO 6                                                                    5.500     11/15/2037       3,749,423
----------------------------------------------------------------------------------------------------------------------------------
       275,000   NYC GO                                                                      5.750     08/01/2012         278,212
----------------------------------------------------------------------------------------------------------------------------------
        20,000   NYC GO                                                                      5.750     08/01/2013          20,234
----------------------------------------------------------------------------------------------------------------------------------
         5,000   NYC GO                                                                      5.950     08/01/2014           5,145
----------------------------------------------------------------------------------------------------------------------------------
    12,880,000   NYC GO                                                                      6.000     01/15/2021      14,117,124
----------------------------------------------------------------------------------------------------------------------------------
        40,000   NYC GO                                                                      6.154 2   10/01/2012          33,225
----------------------------------------------------------------------------------------------------------------------------------
       200,000   NYC GO                                                                      6.343 2   05/15/2012         168,390
----------------------------------------------------------------------------------------------------------------------------------
       335,000   NYC GO                                                                      6.350     05/15/2014         343,928
----------------------------------------------------------------------------------------------------------------------------------
        20,000   NYC GO                                                                      7.000     02/01/2010          20,226
----------------------------------------------------------------------------------------------------------------------------------
        15,000   NYC GO                                                                      7.250     08/15/2024          15,041
----------------------------------------------------------------------------------------------------------------------------------


                          9 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$        5,000   NYC GO                                                                      7.750%    08/15/2028   $       5,072
----------------------------------------------------------------------------------------------------------------------------------
        50,000   NYC GO PRAMS                                                                5.500 7   08/01/2022          50,565
----------------------------------------------------------------------------------------------------------------------------------
       837,000   NYC GO RIBS                                                                 8.070 8   08/12/2010         850,894
----------------------------------------------------------------------------------------------------------------------------------
       837,000   NYC GO RIBS                                                                 8.070 8   09/01/2011         850,894
----------------------------------------------------------------------------------------------------------------------------------
     1,005,000   NYC HDC (Barclay Avenue)                                                    6.450     04/01/2017       1,011,161
----------------------------------------------------------------------------------------------------------------------------------
     4,055,000   NYC HDC (Barclay Avenue)                                                    6.600     04/01/2033       4,078,762
----------------------------------------------------------------------------------------------------------------------------------
       320,418   NYC HDC (Bay Towers)                                                        6.500     08/15/2017         320,957
----------------------------------------------------------------------------------------------------------------------------------
        49,680   NYC HDC (Beekman)                                                           6.500     10/15/2017          50,210
----------------------------------------------------------------------------------------------------------------------------------
       332,441   NYC HDC (Bridgeview III)                                                    6.500     12/15/2017         349,838
----------------------------------------------------------------------------------------------------------------------------------
       944,782   NYC HDC (Cadman Towers)                                                     6.500     11/15/2018         994,194
----------------------------------------------------------------------------------------------------------------------------------
       784,417   NYC HDC (Court Plaza)                                                       6.500     08/15/2017         785,476
----------------------------------------------------------------------------------------------------------------------------------
     2,616,609   NYC HDC (East Midtown Plaza)                                                6.500     11/15/2018       2,620,952
----------------------------------------------------------------------------------------------------------------------------------
        60,842   NYC HDC (Essex Terrace)                                                     6.500     07/15/2018          60,937
----------------------------------------------------------------------------------------------------------------------------------
       356,923   NYC HDC (Forest Park Crescent)                                              6.500     12/15/2017         375,551
----------------------------------------------------------------------------------------------------------------------------------
       287,690   NYC HDC (Kingsbridge Arms)                                                  6.500     08/15/2017         288,173
----------------------------------------------------------------------------------------------------------------------------------
     3,450,000   NYC HDC (Linden Boulevard Apartments)                                       4.750     01/15/2039       3,254,247
----------------------------------------------------------------------------------------------------------------------------------
     5,000,000   NYC HDC (Multifamily Hsg.)                                                  4.700     11/01/2040       4,706,000
----------------------------------------------------------------------------------------------------------------------------------
     3,365,000   NYC HDC (Multifamily Hsg.)                                                  4.750     11/01/2035       3,365,976
----------------------------------------------------------------------------------------------------------------------------------
     1,595,000   NYC HDC (Multifamily Hsg.)                                                  5.050     11/01/2022       1,622,227
----------------------------------------------------------------------------------------------------------------------------------
        60,000   NYC HDC (Multifamily Hsg.)                                                  5.050     11/01/2023          60,466
----------------------------------------------------------------------------------------------------------------------------------
     3,185,000   NYC HDC (Multifamily Hsg.)                                                  5.050     11/01/2039       3,152,386
----------------------------------------------------------------------------------------------------------------------------------
     2,435,000   NYC HDC (Multifamily Hsg.)                                                  5.100     11/01/2027       2,456,038
----------------------------------------------------------------------------------------------------------------------------------
     3,000,000   NYC HDC (Multifamily Hsg.)                                                  5.125     11/01/2032       3,017,940
----------------------------------------------------------------------------------------------------------------------------------
     4,250,000   NYC HDC (Multifamily Hsg.)                                                  5.150     11/01/2037       4,267,340
----------------------------------------------------------------------------------------------------------------------------------
     6,750,000   NYC HDC (Multifamily Hsg.)                                                  5.200     11/01/2040       6,797,858
----------------------------------------------------------------------------------------------------------------------------------
     8,500,000   NYC HDC (Multifamily Hsg.)                                                  5.250     11/01/2030       8,798,520
----------------------------------------------------------------------------------------------------------------------------------
     7,205,000   NYC HDC (Multifamily Hsg.)                                                  5.250     11/01/2045       7,261,343
----------------------------------------------------------------------------------------------------------------------------------
        15,000   NYC HDC (Multifamily Hsg.)                                                  5.400     11/01/2033          15,172
----------------------------------------------------------------------------------------------------------------------------------
     3,000,000   NYC HDC (Multifamily Hsg.), Series A                                        5.500     11/01/2034       3,047,820
----------------------------------------------------------------------------------------------------------------------------------
    10,470,000   NYC HDC (Multifamily Hsg.), Series A                                        5.600     11/01/2042      10,774,049
----------------------------------------------------------------------------------------------------------------------------------
    31,900,000   NYC HDC (Multifamily Hsg.), Series B                                        5.350     05/01/2049      32,313,743
----------------------------------------------------------------------------------------------------------------------------------
    11,250,000   NYC HDC (Multifamily Hsg.), Series C                                        5.050     11/01/2036      11,368,575
----------------------------------------------------------------------------------------------------------------------------------
     8,365,000   NYC HDC (Multifamily Hsg.), Series C                                        5.125     05/01/2040       8,375,540
----------------------------------------------------------------------------------------------------------------------------------
       385,000   NYC HDC (Multifamily Hsg.), Series C                                        5.700     05/01/2031         392,334
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC HDC (Multifamily Hsg.), Series E                                        5.200     11/01/2033       1,006,840
----------------------------------------------------------------------------------------------------------------------------------
    11,000,000   NYC HDC (Multifamily Hsg.), Series E-1                                      4.950     11/01/2033      11,233,640
----------------------------------------------------------------------------------------------------------------------------------
     2,155,000   NYC HDC (Multifamily Hsg.), Series F                                        5.200     11/01/2032       2,169,740
----------------------------------------------------------------------------------------------------------------------------------
     3,515,000   NYC HDC (Multifamily Hsg.), Series G-1                                      4.750     11/01/2027       3,436,932
----------------------------------------------------------------------------------------------------------------------------------
    13,180,000   NYC HDC (Multifamily Hsg.), Series G-1                                      4.875     11/01/2039      12,825,063
----------------------------------------------------------------------------------------------------------------------------------
     1,345,000   NYC HDC (Multifamily Hsg.), Series H-2                                      5.200     11/01/2038       1,354,052
----------------------------------------------------------------------------------------------------------------------------------
     3,400,000   NYC HDC (Multifamily Hsg.), Series H-2                                      5.250     05/01/2046       3,420,434
----------------------------------------------------------------------------------------------------------------------------------
    15,510,000   NYC HDC (Multifamily Hsg.), Series I-2                                      5.200     11/01/2038      15,614,382
----------------------------------------------------------------------------------------------------------------------------------
     8,600,000   NYC HDC (Ocean Gate Devel.)                                                 5.150     11/01/2040       8,623,048
----------------------------------------------------------------------------------------------------------------------------------
    15,000,000   NYC HDC (Progress of Peoples Devel.) 6                                      4.950     05/15/2036      14,695,500
----------------------------------------------------------------------------------------------------------------------------------
     5,185,000   NYC HDC (Seaview Towers)                                                    4.750     07/15/2039       4,904,440
----------------------------------------------------------------------------------------------------------------------------------
       271,222   NYC HDC (St. Martin Tower)                                                  6.500     11/15/2018         285,426
----------------------------------------------------------------------------------------------------------------------------------
     1,241,772   NYC HDC (Tivoli Towers)                                                     6.500     01/15/2018       1,305,748
----------------------------------------------------------------------------------------------------------------------------------
       184,185   NYC HDC (Westview Apartments)                                               6.500     10/15/2017         184,494
----------------------------------------------------------------------------------------------------------------------------------
     2,750,000   NYC HDC, Series C                                                           5.000     11/01/2026       2,754,400
----------------------------------------------------------------------------------------------------------------------------------
    23,500,000   NYC Health & Hospital Corp. 4                                               5.000     02/15/2020      24,134,735
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC Health & Hospital Corp.                                                 5.375     02/15/2026       1,023,610
----------------------------------------------------------------------------------------------------------------------------------


                         10 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    1,165,000   NYC IDA (A Very Special Place)                                              5.750%    01/01/2029   $   1,144,694
----------------------------------------------------------------------------------------------------------------------------------
     3,535,000   NYC IDA (Acme Architectural Products)                                       6.375     11/01/2019       3,519,517
----------------------------------------------------------------------------------------------------------------------------------
    38,080,000   NYC IDA (AIRIS JFK I/JFK International Airport)                             5.500     07/01/2028      37,727,760
----------------------------------------------------------------------------------------------------------------------------------
    22,745,000   NYC IDA (AIRIS JFK I/JFK International Airport)                             6.000     07/01/2027      22,993,375
----------------------------------------------------------------------------------------------------------------------------------
       280,000   NYC IDA (Allied Metal)                                                      6.375     12/01/2014         282,750
----------------------------------------------------------------------------------------------------------------------------------
       940,000   NYC IDA (Allied Metal)                                                      7.125     12/01/2027         955,754
----------------------------------------------------------------------------------------------------------------------------------
     3,165,000   NYC IDA (Amboy Properties)                                                  6.750     06/01/2020       3,039,761
----------------------------------------------------------------------------------------------------------------------------------
     2,905,000   NYC IDA (American Airlines)                                                 5.400     07/01/2019       2,689,827
----------------------------------------------------------------------------------------------------------------------------------
    27,175,000   NYC IDA (American Airlines)                                                 5.400     07/01/2020      25,049,372
----------------------------------------------------------------------------------------------------------------------------------
    40,160,000   NYC IDA (American Airlines)                                                 6.900     08/01/2024      40,257,187
----------------------------------------------------------------------------------------------------------------------------------
    33,850,000   NYC IDA (American Airlines)                                                 7.625     08/01/2025      38,427,536
----------------------------------------------------------------------------------------------------------------------------------
    35,100,000   NYC IDA (American Airlines)                                                 7.750     08/01/2031      40,147,731
----------------------------------------------------------------------------------------------------------------------------------
     1,910,000   NYC IDA (American Airlines)                                                 8.000     08/01/2028       2,215,963
----------------------------------------------------------------------------------------------------------------------------------
   338,060,000   NYC IDA (American Airlines)                                                 8.500     08/01/2028     380,611,612
----------------------------------------------------------------------------------------------------------------------------------
     3,530,000   NYC IDA (American National Red Cross)                                       5.000     02/01/2036       3,640,277
----------------------------------------------------------------------------------------------------------------------------------
       250,000   NYC IDA (Atlantic Paste & Glue Company)                                     6.000     11/01/2007         250,015
----------------------------------------------------------------------------------------------------------------------------------
     4,620,000   NYC IDA (Atlantic Paste & Glue Company)                                     6.625     11/01/2019       4,697,986
----------------------------------------------------------------------------------------------------------------------------------
     1,160,000   NYC IDA (Atlantic Veal & Lamb)                                              8.375     12/01/2016       1,186,378
----------------------------------------------------------------------------------------------------------------------------------
       460,000   NYC IDA (Baco Enterprises)                                                  7.500     11/01/2011         471,978
----------------------------------------------------------------------------------------------------------------------------------
     1,685,000   NYC IDA (Baco Enterprises)                                                  8.500     11/01/2021       1,761,246
----------------------------------------------------------------------------------------------------------------------------------
        80,000   NYC IDA (Bark Frameworks)                                                   6.000     11/01/2007          80,031
----------------------------------------------------------------------------------------------------------------------------------
     1,500,000   NYC IDA (Bark Frameworks)                                                   6.750     11/01/2019       1,510,980
----------------------------------------------------------------------------------------------------------------------------------
    10,480,000   NYC IDA (Berkeley Carroll School)                                           6.100     11/01/2028      10,566,879
----------------------------------------------------------------------------------------------------------------------------------
     5,500,000   NYC IDA (Beth Abraham Health Services)                                      6.500     02/15/2022       5,691,565
----------------------------------------------------------------------------------------------------------------------------------
     1,035,000   NYC IDA (Beth Abraham Health Services)                                      6.500     11/15/2027       1,095,672
----------------------------------------------------------------------------------------------------------------------------------
     4,220,000   NYC IDA (Beth Abraham Health Services)                                      6.500     11/15/2034       4,439,693
----------------------------------------------------------------------------------------------------------------------------------
    50,610,000   NYC IDA (British Airways)                                                   5.250     12/01/2032      46,381,535
----------------------------------------------------------------------------------------------------------------------------------
    34,165,000   NYC IDA (British Airways)                                                   7.625     12/01/2032      37,264,107
----------------------------------------------------------------------------------------------------------------------------------
    85,920,000   NYC IDA (Brooklyn Navy Yard Cogeneration
                 Partners)                                                                   5.650     10/01/2028      84,427,570
----------------------------------------------------------------------------------------------------------------------------------
   143,585,000   NYC IDA (Brooklyn Navy Yard Cogeneration
                 Partners)                                                                   5.750     10/01/2036     144,015,755
----------------------------------------------------------------------------------------------------------------------------------
    21,140,000   NYC IDA (Brooklyn Navy Yard Cogeneration
                 Partners)                                                                   6.200     10/01/2022      22,109,480
----------------------------------------------------------------------------------------------------------------------------------
    16,205,000   NYC IDA (Calhoun School)                                                    6.625     12/01/2034      17,414,379
----------------------------------------------------------------------------------------------------------------------------------
     4,145,000   NYC IDA (Calhoun School)                                                    6.625     12/01/2034       4,496,993
----------------------------------------------------------------------------------------------------------------------------------
     2,895,000   NYC IDA (Center for Elimination of Family Violence)                         7.375     11/01/2036       3,087,054
----------------------------------------------------------------------------------------------------------------------------------
    12,495,000   NYC IDA (Center for Nursing/Rehabilitation)                                 5.375     08/01/2027      11,908,235
----------------------------------------------------------------------------------------------------------------------------------
     3,425,000   NYC IDA (Center for Nursing/Rehabilitation)                                 5.375     08/01/2027       3,264,162
----------------------------------------------------------------------------------------------------------------------------------
    29,135,000   NYC IDA (Chapin School)                                                     5.000     11/01/2038      26,467,108
----------------------------------------------------------------------------------------------------------------------------------
     2,235,000   NYC IDA (Chardan Corp.)                                                     7.750     11/01/2020       2,459,930
----------------------------------------------------------------------------------------------------------------------------------
     2,505,000   NYC IDA (College of New Rochelle)                                           5.750     09/01/2017       2,558,206
----------------------------------------------------------------------------------------------------------------------------------
     2,975,000   NYC IDA (College of New Rochelle)                                           5.800     09/01/2026       3,037,981
----------------------------------------------------------------------------------------------------------------------------------
     1,690,000   NYC IDA (Community Hospital of Brooklyn)                                    6.875     11/01/2010       1,691,572
----------------------------------------------------------------------------------------------------------------------------------
     1,490,000   NYC IDA (Comprehensive Care Management)                                     6.000     05/01/2026       1,504,066
----------------------------------------------------------------------------------------------------------------------------------
     3,145,000   NYC IDA (Comprehensive Care Management)                                     6.125     11/01/2035       3,173,148
----------------------------------------------------------------------------------------------------------------------------------
     3,975,000   NYC IDA (Comprehensive Care Management)                                     6.375     11/01/2028       4,028,623
----------------------------------------------------------------------------------------------------------------------------------
     1,575,000   NYC IDA (Comprehensive Care Management)                                     6.375     11/01/2028       1,593,191
----------------------------------------------------------------------------------------------------------------------------------
     1,770,000   NYC IDA (Comprehensive Care Management)                                     7.875     12/01/2016       1,825,649
----------------------------------------------------------------------------------------------------------------------------------
       960,000   NYC IDA (Comprehensive Care Management)                                     8.000     12/01/2011         961,728
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC IDA (Continental Airlines)                                              7.250     11/01/2008       1,010,940
----------------------------------------------------------------------------------------------------------------------------------
     4,685,000   NYC IDA (Continental Airlines)                                              8.375     11/01/2016       5,072,824
----------------------------------------------------------------------------------------------------------------------------------


                         11 | ROCHESTER FUND MUNICIPALS

Rochester Fund Municipals
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    1,570,000   NYC IDA (Cool Wind Ventilation)                                             5.250%    11/01/2017   $   1,577,709
----------------------------------------------------------------------------------------------------------------------------------
     1,745,000   NYC IDA (Cool Wind Ventilation)                                             5.350     11/01/2017       1,753,568
----------------------------------------------------------------------------------------------------------------------------------
     5,685,000   NYC IDA (Cool Wind Ventilation)                                             5.350     11/01/2027       5,723,260
----------------------------------------------------------------------------------------------------------------------------------
       195,000   NYC IDA (Dioni)                                                             6.000     11/01/2007         195,066
----------------------------------------------------------------------------------------------------------------------------------
     3,600,000   NYC IDA (Dioni)                                                             6.625     11/01/2019       3,666,564
----------------------------------------------------------------------------------------------------------------------------------
       975,000   NYC IDA (Eger Harbor House)                                                 5.875     05/20/2044       1,068,844
----------------------------------------------------------------------------------------------------------------------------------
     5,500,000   NYC IDA (Family Support Systems)                                            7.500     11/01/2034       5,571,170
----------------------------------------------------------------------------------------------------------------------------------
     7,315,000   NYC IDA (Friends Seminary School)                                           7.125     09/15/2031       7,737,807
----------------------------------------------------------------------------------------------------------------------------------
     3,280,000   NYC IDA (Gabrielli Truck Sales)                                             8.125     12/01/2017       3,385,026
----------------------------------------------------------------------------------------------------------------------------------
    13,780,000   NYC IDA (Gateway School of New York)                                        5.550     06/01/2039      13,341,796
----------------------------------------------------------------------------------------------------------------------------------
     2,265,000   NYC IDA (Gateway School of New York)                                        6.500     11/01/2019       2,396,551
----------------------------------------------------------------------------------------------------------------------------------
    14,350,000   NYC IDA (General Motors Corp.)                                              5.125     12/30/2023      13,048,168
----------------------------------------------------------------------------------------------------------------------------------
     1,900,000   NYC IDA (Global Country World Peace)                                        7.250     11/01/2025       1,872,374
----------------------------------------------------------------------------------------------------------------------------------
     1,800,000   NYC IDA (Global Country World Peace)                                        7.250     11/01/2025       1,773,828
----------------------------------------------------------------------------------------------------------------------------------
     2,175,000   NYC IDA (Good Shepherd Services)                                            5.875     06/01/2014       2,214,128
----------------------------------------------------------------------------------------------------------------------------------
     4,470,000   NYC IDA (Gourmet Boutique)                                                  5.750     05/01/2021       4,330,491
----------------------------------------------------------------------------------------------------------------------------------
     7,290,000   NYC IDA (Guttmacher Institute)                                              5.750     12/01/2036       6,947,880
----------------------------------------------------------------------------------------------------------------------------------
       180,000   NYC IDA (Herbert G. Birch Childhood Project)                                7.375     02/01/2009         180,594
----------------------------------------------------------------------------------------------------------------------------------
     2,195,000   NYC IDA (Herbert G. Birch Childhood Project)                                8.375     02/01/2022       2,243,905
----------------------------------------------------------------------------------------------------------------------------------
       900,000   NYC IDA (Independent Living Assoc.)                                         6.200     07/01/2020         895,194
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC IDA (Institute of International Education)                              5.250     09/01/2021       1,036,680
----------------------------------------------------------------------------------------------------------------------------------
     3,000,000   NYC IDA (Institute of International Education)                              5.250     09/01/2031       3,079,800
----------------------------------------------------------------------------------------------------------------------------------
     6,800,000   NYC IDA (JetBlue Airways Corp.)                                             5.000     05/15/2020       6,155,700
----------------------------------------------------------------------------------------------------------------------------------
    10,870,000   NYC IDA (JetBlue Airways Corp.)                                             5.125     05/15/2030       9,535,490
----------------------------------------------------------------------------------------------------------------------------------
     9,000,000   NYC IDA (JFK International Airport)                                         8.000     08/01/2012       9,923,940
----------------------------------------------------------------------------------------------------------------------------------
     1,605,000   NYC IDA (Julia Gray)                                                        7.500     11/01/2020       1,661,352
----------------------------------------------------------------------------------------------------------------------------------
       755,000   NYC IDA (Just Bagels Manufacturing)                                         8.500     11/01/2016         813,097
----------------------------------------------------------------------------------------------------------------------------------
       990,000   NYC IDA (Just Bagels Manufacturing)                                         8.750     11/01/2026       1,063,369
----------------------------------------------------------------------------------------------------------------------------------
       805,000   NYC IDA (L&M Optical Disc)                                                  7.125     11/01/2010         805,757
----------------------------------------------------------------------------------------------------------------------------------
     4,175,000   NYC IDA (Liberty-7 World Trade Center)                                      6.250     03/01/2015       4,366,299
----------------------------------------------------------------------------------------------------------------------------------
     7,000,000   NYC IDA (Liberty-7 World Trade Center) 1                                    6.750     03/01/2015       7,368,340
----------------------------------------------------------------------------------------------------------------------------------
    45,500,000   NYC IDA (Liberty-IAC/Interactive Corp.)                                     5.000     09/01/2035      43,450,225
----------------------------------------------------------------------------------------------------------------------------------
     3,025,000   NYC IDA (Little Red Schoolhouse)                                            6.750     11/01/2018       3,148,208
----------------------------------------------------------------------------------------------------------------------------------
       300,000   NYC IDA (Lucky Polyethylene Manufacturing
                 Company)                                                                    7.000     11/01/2009         296,205
----------------------------------------------------------------------------------------------------------------------------------
     2,995,000   NYC IDA (Lucky Polyethylene Manufacturing
                 Company)                                                                    7.800     11/01/2024       2,884,754
----------------------------------------------------------------------------------------------------------------------------------
     2,035,000   NYC IDA (Lycee Francais De New York)                                        5.375     06/01/2023       2,064,182
----------------------------------------------------------------------------------------------------------------------------------
    23,000,000   NYC IDA (Magen David Yeshivah)                                              5.700     06/15/2027      23,693,910
----------------------------------------------------------------------------------------------------------------------------------
     3,745,000   NYC IDA (Manhattan Community Access Corp.)                                  6.000     12/01/2036       3,591,492
----------------------------------------------------------------------------------------------------------------------------------
       680,000   NYC IDA (Marymount School of New York)                                      5.125     09/01/2021         687,691
----------------------------------------------------------------------------------------------------------------------------------
     4,010,000   NYC IDA (Marymount School of New York)                                      5.250     09/01/2031       4,007,113
----------------------------------------------------------------------------------------------------------------------------------
    18,965,000   NYC IDA (MediSys Health Network)                                            6.250     03/15/2024      17,528,401
----------------------------------------------------------------------------------------------------------------------------------
     1,195,000   NYC IDA (Mesorah Publications)                                              6.450     02/01/2011       1,212,734
----------------------------------------------------------------------------------------------------------------------------------
     4,790,000   NYC IDA (Mesorah Publications)                                              6.950     02/01/2021       4,918,085
----------------------------------------------------------------------------------------------------------------------------------
     3,100,000   NYC IDA (Metropolitan College of New York)                                  5.750     03/01/2020       3,015,463
----------------------------------------------------------------------------------------------------------------------------------
     2,275,000   NYC IDA (Morrisons Pastry)                                                  6.500     11/01/2019       2,282,257
----------------------------------------------------------------------------------------------------------------------------------
       275,000   NYC IDA (NYC Outward Bound Center)                                          7.250     11/01/2010         275,473
----------------------------------------------------------------------------------------------------------------------------------
        25,000   NYC IDA (NYU)                                                               5.000     07/01/2041          25,387
----------------------------------------------------------------------------------------------------------------------------------
       150,000   NYC IDA (Paradise Products)                                                 7.125     11/01/2007         150,096
----------------------------------------------------------------------------------------------------------------------------------
     4,475,000   NYC IDA (Paradise Products)                                                 8.250     11/01/2022       4,612,741
----------------------------------------------------------------------------------------------------------------------------------


                         12 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$      245,000   NYC IDA (Petrocelli Electric)                                               7.250%    11/01/2007   $     245,323
----------------------------------------------------------------------------------------------------------------------------------
       115,000   NYC IDA (Petrocelli Electric)                                               7.250     11/01/2008         116,597
----------------------------------------------------------------------------------------------------------------------------------
     3,780,000   NYC IDA (Petrocelli Electric)                                               8.000     11/01/2017       3,896,613
----------------------------------------------------------------------------------------------------------------------------------
       940,000   NYC IDA (Petrocelli Electric)                                               8.000     11/01/2018         978,136
----------------------------------------------------------------------------------------------------------------------------------
    10,065,000   NYC IDA (Polytechnic University)                                            5.250     11/01/2027      10,138,978
----------------------------------------------------------------------------------------------------------------------------------
    24,125,000   NYC IDA (Polytechnic University)                                            5.250     11/01/2037      23,818,130
----------------------------------------------------------------------------------------------------------------------------------
     2,240,000   NYC IDA (Precision Gear)                                                    6.375     11/01/2024       2,249,968
----------------------------------------------------------------------------------------------------------------------------------
     1,910,000   NYC IDA (Precision Gear)                                                    6.375     11/01/2024       1,918,500
----------------------------------------------------------------------------------------------------------------------------------
       930,000   NYC IDA (Precision Gear)                                                    7.625     11/01/2024         979,364
----------------------------------------------------------------------------------------------------------------------------------
     4,100,000   NYC IDA (PSCH)                                                              6.375     07/01/2033       4,291,552
----------------------------------------------------------------------------------------------------------------------------------
     8,000,000   NYC IDA (Queens Baseball Stadium) 6                                         5.000     01/01/2039       8,253,680
----------------------------------------------------------------------------------------------------------------------------------
    46,445,000   NYC IDA (Queens Baseball Stadium)                                           5.000     01/01/2046      47,600,552
----------------------------------------------------------------------------------------------------------------------------------
     6,800,000   NYC IDA (Reece School)                                                      7.500     12/01/2037       6,763,416
----------------------------------------------------------------------------------------------------------------------------------
     2,300,000   NYC IDA (Reece School)                                                      7.500     12/01/2037       2,287,626
----------------------------------------------------------------------------------------------------------------------------------
     2,390,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                                6.250     11/01/2014       2,304,032
----------------------------------------------------------------------------------------------------------------------------------
     8,595,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                                6.750     11/01/2028       8,409,864
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC IDA (Roundabout Theatre)                                                5.000     10/01/2023         992,920
----------------------------------------------------------------------------------------------------------------------------------
       795,000   NYC IDA (Sahadi Fine Foods)                                                 6.250     11/01/2009         795,811
----------------------------------------------------------------------------------------------------------------------------------
     4,085,000   NYC IDA (Sahadi Fine Foods)                                                 6.750     11/01/2019       4,014,125
----------------------------------------------------------------------------------------------------------------------------------
       875,000   NYC IDA (Services for the Underserved/Young
                 Adult Institute Obligated Group)                                            5.000     07/01/2026         858,751
----------------------------------------------------------------------------------------------------------------------------------
     4,380,000   NYC IDA (Showman Fabricators)                                               7.500     11/01/2028       4,369,225
----------------------------------------------------------------------------------------------------------------------------------
     3,350,000   NYC IDA (South Bronx Overall Economic Devel.)                               8.625     12/01/2025       3,408,692
----------------------------------------------------------------------------------------------------------------------------------
     1,625,000   NYC IDA (Special Needs Facilities Pooled Program)                           4.750     07/01/2020       1,590,648
----------------------------------------------------------------------------------------------------------------------------------
     4,255,000   NYC IDA (Special Needs Facilities Pooled Program)                           6.650     07/01/2023       4,506,811
----------------------------------------------------------------------------------------------------------------------------------
     6,630,000   NYC IDA (Special Needs Facilities Pooled Program)                           7.875     08/01/2025       6,938,759
----------------------------------------------------------------------------------------------------------------------------------
     5,115,000   NYC IDA (St. Bernard's School)                                              7.000     12/01/2021       5,228,758
----------------------------------------------------------------------------------------------------------------------------------
     1,550,000   NYC IDA (St. Francis College)                                               5.000     10/01/2034       1,549,985
----------------------------------------------------------------------------------------------------------------------------------
     5,760,000   NYC IDA (Stallion)                                                          5.500     11/01/2036       5,444,237
----------------------------------------------------------------------------------------------------------------------------------
        10,000   NYC IDA (Staten Island University Hospital)                                 6.375     07/01/2031          10,237
----------------------------------------------------------------------------------------------------------------------------------
     4,450,000   NYC IDA (Staten Island University Hospital)                                 6.375     07/01/2031       4,513,101
----------------------------------------------------------------------------------------------------------------------------------
     1,470,000   NYC IDA (Staten Island University Hospital)                                 6.450     07/01/2032       1,502,458
----------------------------------------------------------------------------------------------------------------------------------
       545,000   NYC IDA (Streamline Plastics)                                               7.750     12/01/2015         547,594
----------------------------------------------------------------------------------------------------------------------------------
     1,275,000   NYC IDA (Streamline Plastics)                                               8.125     12/01/2025       1,284,473
----------------------------------------------------------------------------------------------------------------------------------
     6,808,500   NYC IDA (Studio School)                                                     7.000     11/01/2038       6,587,224
----------------------------------------------------------------------------------------------------------------------------------
       815,000   NYC IDA (Surprise Plastics)                                                 7.500     11/01/2013         784,601
----------------------------------------------------------------------------------------------------------------------------------
     2,480,000   NYC IDA (Surprise Plastics)                                                 8.500     11/01/2023       2,368,078
----------------------------------------------------------------------------------------------------------------------------------
     5,245,000   NYC IDA (Terminal One Group Assoc.) 6                                       5.500     01/01/2020       5,606,800
----------------------------------------------------------------------------------------------------------------------------------
     7,750,000   NYC IDA (Terminal One Group Assoc.) 6                                       5.500     01/01/2021       8,257,083
----------------------------------------------------------------------------------------------------------------------------------
    11,390,000   NYC IDA (Terminal One Group Assoc.) 6                                       5.500     01/01/2024      12,014,855
----------------------------------------------------------------------------------------------------------------------------------
       380,000   NYC IDA (The Bank Street College)                                           5.250     12/01/2021         389,223
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYC IDA (The Bank Street College)                                           5.250     12/01/2030       1,007,790
----------------------------------------------------------------------------------------------------------------------------------
    10,000,000   NYC IDA (The Child School)                                                  7.550     06/01/2033      10,596,000
----------------------------------------------------------------------------------------------------------------------------------
       270,000   NYC IDA (Therapy & Learning Center)                                         7.500     10/01/2011         282,974
----------------------------------------------------------------------------------------------------------------------------------
     3,735,000   NYC IDA (Therapy & Learning Center)                                         8.250     10/01/2031       3,967,392
----------------------------------------------------------------------------------------------------------------------------------
       250,000   NYC IDA (THR Products Corp.)                                                7.250     11/01/2010         253,523
----------------------------------------------------------------------------------------------------------------------------------
     1,085,000   NYC IDA (THR Products Corp.)                                                8.250     11/01/2020       1,121,228
----------------------------------------------------------------------------------------------------------------------------------
     8,955,000   NYC IDA (Tides Two Rivers Foundation)                                       5.650     12/01/2039       8,712,409
----------------------------------------------------------------------------------------------------------------------------------
     4,235,000   NYC IDA (Touro College)                                                     6.350     06/01/2029       4,375,051
----------------------------------------------------------------------------------------------------------------------------------
     4,485,000   NYC IDA (Ulano)                                                             6.900     11/01/2019       4,338,385
----------------------------------------------------------------------------------------------------------------------------------
    32,040,000   NYC IDA (Unicef)                                                            5.300     11/01/2038      30,695,922
----------------------------------------------------------------------------------------------------------------------------------


                         13 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    1,000,000   NYC IDA (United Nations School)                                             6.350%    12/01/2015   $   1,021,650
----------------------------------------------------------------------------------------------------------------------------------
       505,000   NYC IDA (Urban Health Plan)                                                 6.250     09/15/2009         513,979
----------------------------------------------------------------------------------------------------------------------------------
     9,830,000   NYC IDA (Urban Health Plan)                                                 7.050     09/15/2026      10,252,887
----------------------------------------------------------------------------------------------------------------------------------
     3,640,000   NYC IDA (Urban Resource Institute)                                          7.375     11/01/2033       3,794,882
----------------------------------------------------------------------------------------------------------------------------------
     1,335,000   NYC IDA (Utleys)                                                            7.375     11/01/2023       1,303,921
----------------------------------------------------------------------------------------------------------------------------------
       190,000   NYC IDA (Van Blarcom Closures)                                              7.125     11/01/2007         190,274
----------------------------------------------------------------------------------------------------------------------------------
     2,965,000   NYC IDA (Van Blarcom Closures)                                              8.000     11/01/2017       3,058,338
----------------------------------------------------------------------------------------------------------------------------------
     2,800,000   NYC IDA (Vaughn College Aeronautics)                                        5.000     12/01/2021       2,669,828
----------------------------------------------------------------------------------------------------------------------------------
     1,330,000   NYC IDA (Vaughn College Aeronautics)                                        5.000     12/01/2028       1,209,396
----------------------------------------------------------------------------------------------------------------------------------
     3,235,000   NYC IDA (Vaughn College Aeronautics)                                        5.000     12/01/2028       2,941,650
----------------------------------------------------------------------------------------------------------------------------------
       900,000   NYC IDA (Vaughn College Aeronautics)                                        5.000     12/01/2031         804,267
----------------------------------------------------------------------------------------------------------------------------------
     1,800,000   NYC IDA (Vaughn College Aeronautics)                                        5.250     12/01/2036       1,657,800
----------------------------------------------------------------------------------------------------------------------------------
    18,600,000   NYC IDA (Visy Paper)                                                        7.800     01/01/2016      18,751,218
----------------------------------------------------------------------------------------------------------------------------------
    70,500,000   NYC IDA (Visy Paper)                                                        7.950     01/01/2028      71,097,840
----------------------------------------------------------------------------------------------------------------------------------
     1,930,000   NYC IDA (Vocational Instruction)                                            7.750     02/01/2033       1,580,863
----------------------------------------------------------------------------------------------------------------------------------
       360,000   NYC IDA (W & W Jewelers)                                                    7.250     02/01/2011         376,301
----------------------------------------------------------------------------------------------------------------------------------
     1,555,000   NYC IDA (W & W Jewelers)                                                    8.250     02/01/2021       1,676,057
----------------------------------------------------------------------------------------------------------------------------------
     5,930,000   NYC IDA (Weizmann Institute)                                                5.900     11/01/2034       6,002,939
----------------------------------------------------------------------------------------------------------------------------------
     2,900,000   NYC IDA (Weizmann Institute)                                                5.900     11/01/2034       2,900,812
----------------------------------------------------------------------------------------------------------------------------------
     2,795,000   NYC IDA (Westchester Square Medical Center)                                 8.000     11/01/2010       2,620,816
----------------------------------------------------------------------------------------------------------------------------------
     6,160,000   NYC IDA (Westchester Square Medical Center)                                 8.375     11/01/2015       5,663,073
----------------------------------------------------------------------------------------------------------------------------------
     1,660,000   NYC IDA (World Casing Corp.)                                                6.700     11/01/2019       1,689,332
----------------------------------------------------------------------------------------------------------------------------------
    93,105,000   NYC IDA (Yankee Stadium)                                                    5.000     03/01/2046      95,357,210
----------------------------------------------------------------------------------------------------------------------------------
    24,270,000   NYC IDA (Yeled Yalda Early Childhood)                                       5.725     11/01/2037      23,633,883
----------------------------------------------------------------------------------------------------------------------------------
     9,500,000   NYC IDA (YMCA of Greater New York)                                          5.000     08/01/2036       9,543,225
----------------------------------------------------------------------------------------------------------------------------------
    57,700,000   NYC Municipal Water Finance Authority 4                                     5.000     06/15/2026      59,569,192
----------------------------------------------------------------------------------------------------------------------------------
    11,220,000   NYC Municipal Water Finance Authority 4                                     5.000     06/15/2027      11,416,631
----------------------------------------------------------------------------------------------------------------------------------
    27,500,000   NYC Municipal Water Finance Authority 4                                     5.000     06/15/2031      28,376,837
----------------------------------------------------------------------------------------------------------------------------------
    11,720,000   NYC Municipal Water Finance Authority 4                                     5.000     06/15/2032      12,013,000
----------------------------------------------------------------------------------------------------------------------------------
    31,400,000   NYC Municipal Water Finance Authority 4                                     5.000     06/15/2034      31,934,742
----------------------------------------------------------------------------------------------------------------------------------
    47,440,000   NYC Municipal Water Finance Authority 4                                     5.000     06/15/2034      48,488,424
----------------------------------------------------------------------------------------------------------------------------------
    66,700,000   NYC Municipal Water Finance Authority 4                                     5.000     06/15/2036      68,420,526
----------------------------------------------------------------------------------------------------------------------------------
    40,100,000   NYC Municipal Water Finance Authority 4                                     5.000     06/15/2037      41,194,529
----------------------------------------------------------------------------------------------------------------------------------
    22,000,000   NYC Municipal Water Finance Authority 4                                     5.000     06/15/2038      22,573,265
----------------------------------------------------------------------------------------------------------------------------------
    18,000,000   NYC Municipal Water Finance Authority 4                                     5.000     06/15/2038      18,379,620
----------------------------------------------------------------------------------------------------------------------------------
    18,000,000   NYC Municipal Water Finance Authority 4                                     5.000     06/15/2039      18,483,120
----------------------------------------------------------------------------------------------------------------------------------
    31,500,000   NYC Municipal Water Finance Authority 4                                     5.000     06/15/2039      32,251,590
----------------------------------------------------------------------------------------------------------------------------------
    19,740,000   NYC Municipal Water Finance Authority 4                                     5.000     06/15/2039      20,279,790
----------------------------------------------------------------------------------------------------------------------------------
    14,220,000   NYC Municipal Water Finance Authority 4                                     5.125     06/15/2021      14,361,702
----------------------------------------------------------------------------------------------------------------------------------
    44,840,000   NYC Municipal Water Finance Authority 4                                     5.125     06/15/2032      46,515,222
----------------------------------------------------------------------------------------------------------------------------------
    31,000,000   NYC Municipal Water Finance Authority                                       4.750     06/15/2036      31,081,530
----------------------------------------------------------------------------------------------------------------------------------
        65,000   NYC Municipal Water Finance Authority                                       5.000     06/15/2029          66,330
----------------------------------------------------------------------------------------------------------------------------------
    10,000,000   NYC Municipal Water Finance Authority                                       5.000     06/15/2029      10,323,900
----------------------------------------------------------------------------------------------------------------------------------
        50,000   NYC Municipal Water Finance Authority                                       5.000     06/15/2029          51,620
----------------------------------------------------------------------------------------------------------------------------------
     6,795,000   NYC Municipal Water Finance Authority                                       5.000     06/15/2034       6,945,170
----------------------------------------------------------------------------------------------------------------------------------
    21,490,000   NYC Municipal Water Finance Authority 6                                     5.000     06/15/2035      22,023,812
----------------------------------------------------------------------------------------------------------------------------------
       200,000   NYC Municipal Water Finance Authority                                       5.000     06/15/2035         204,318
----------------------------------------------------------------------------------------------------------------------------------
    10,055,000   NYC Municipal Water Finance Authority                                       5.000     06/15/2036      10,314,419
----------------------------------------------------------------------------------------------------------------------------------


                         14 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    2,650,000   NYC Municipal Water Finance Authority 6                                     5.000%    06/15/2036   $   2,728,202
----------------------------------------------------------------------------------------------------------------------------------
     5,735,000   NYC Municipal Water Finance Authority                                       5.000     06/15/2037       5,891,508
----------------------------------------------------------------------------------------------------------------------------------
     4,000,000   NYC Municipal Water Finance Authority                                       5.000     06/15/2038       4,131,840
----------------------------------------------------------------------------------------------------------------------------------
       675,000   NYC Municipal Water Finance Authority                                       5.000     06/15/2039         691,106
----------------------------------------------------------------------------------------------------------------------------------
     4,600,000   NYC Municipal Water Finance Authority                                       5.000     06/15/2039       4,723,464
----------------------------------------------------------------------------------------------------------------------------------
    10,000,000   NYC Municipal Water Finance Authority                                       5.000     06/15/2039      10,200,200
----------------------------------------------------------------------------------------------------------------------------------
    29,000,000   NYC Municipal Water Finance Authority 4                                     5.000     06/15/2039      29,755,668
----------------------------------------------------------------------------------------------------------------------------------
       820,000   NYC Municipal Water Finance Authority                                       5.125     06/15/2031         850,496
----------------------------------------------------------------------------------------------------------------------------------
        30,000   NYC Municipal Water Finance Authority                                       5.125     06/15/2032          31,121
----------------------------------------------------------------------------------------------------------------------------------
        25,000   NYC Municipal Water Finance Authority                                       5.125     06/15/2033          25,987
----------------------------------------------------------------------------------------------------------------------------------
        30,000   NYC Municipal Water Finance Authority                                       5.125     06/15/2033          31,184
----------------------------------------------------------------------------------------------------------------------------------
    20,545,000   NYC Municipal Water Finance Authority                                       5.125     06/15/2034      21,088,004
----------------------------------------------------------------------------------------------------------------------------------
       650,000   NYC Municipal Water Finance Authority                                       5.250     06/15/2034         681,220
----------------------------------------------------------------------------------------------------------------------------------
       530,000   NYC Municipal Water Finance Authority                                       5.400 2   06/15/2019         299,302
----------------------------------------------------------------------------------------------------------------------------------
        95,000   NYC Trust for Cultural Resources (Museum of
                 American Folk Art)                                                          6.125     07/01/2030         100,581
----------------------------------------------------------------------------------------------------------------------------------
    16,938,259   NYS Certificate of Lease 1                                                  5.875     01/02/2023      17,310,900
----------------------------------------------------------------------------------------------------------------------------------
     1,690,000   NYS DA (4201 Schools Program)                                               6.250     07/01/2020       1,816,480
----------------------------------------------------------------------------------------------------------------------------------
       350,000   NYS DA (Augustana Lutheran Home)                                            5.400     02/01/2031         365,411
----------------------------------------------------------------------------------------------------------------------------------
     1,500,000   NYS DA (Augustana Lutheran Home)                                            5.500     02/01/2041       1,564,995
----------------------------------------------------------------------------------------------------------------------------------
    14,360,000   NYS DA (Buena Vida Nursing Home)                                            5.250     07/01/2028      14,652,226
----------------------------------------------------------------------------------------------------------------------------------
     4,475,000   NYS DA (Cabrini Westchester)                                                5.100     02/15/2026       4,759,476
----------------------------------------------------------------------------------------------------------------------------------
     8,425,000   NYS DA (Cabrini Westchester)                                                5.200     02/15/2041       8,859,393
----------------------------------------------------------------------------------------------------------------------------------
     2,905,000   NYS DA (Chapel Oaks)                                                        5.450     07/01/2026       2,979,339
----------------------------------------------------------------------------------------------------------------------------------
     2,250,000   NYS DA (CHSLI/GSHMC/MMC/SCH&RC Obligated
                 Group)                                                                      5.000     07/01/2027       2,215,125
----------------------------------------------------------------------------------------------------------------------------------
         5,000   NYS DA (City University)                                                    5.000     07/01/2023           5,096
----------------------------------------------------------------------------------------------------------------------------------
     1,250,000   NYS DA (D'Youville College)                                                 5.250     07/01/2025       1,273,500
----------------------------------------------------------------------------------------------------------------------------------
     5,005,000   NYS DA (Dept. of Health)                                                    5.000     07/01/2031       5,167,663
----------------------------------------------------------------------------------------------------------------------------------
       525,000   NYS DA (Dept. of Health)                                                    5.500     07/01/2021         536,020
----------------------------------------------------------------------------------------------------------------------------------
        20,000   NYS DA (Ellis Hospital)                                                     5.600     08/01/2025          20,029
----------------------------------------------------------------------------------------------------------------------------------
     6,790,000   NYS DA (Frances Schervier Home & Hospital
                 Obligated Group)                                                            5.500     07/01/2027       6,865,233
----------------------------------------------------------------------------------------------------------------------------------
       940,000   NYS DA (Grace Manor Health Care Facility)                                   6.150     07/01/2018         951,092
----------------------------------------------------------------------------------------------------------------------------------
     4,050,000   NYS DA (Health Quest Systems)                                               5.125     07/01/2037       4,171,986
----------------------------------------------------------------------------------------------------------------------------------
     1,575,000   NYS DA (Health Quest Systems)                                               5.250     07/01/2027       1,661,625
----------------------------------------------------------------------------------------------------------------------------------
     2,700,000   NYS DA (Health Quest Systems)                                               5.250     07/01/2027       2,850,660
----------------------------------------------------------------------------------------------------------------------------------
     3,970,000   NYS DA (Hospital for Special Surgery)                                       5.000     08/15/2033       4,071,989
----------------------------------------------------------------------------------------------------------------------------------
   141,115,000   NYS DA (Insured Hospital)                                                   5.529 2   08/15/2036      29,782,321
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS DA (Jones Memorial Hospital)                                            5.375     08/01/2034       1,028,270
----------------------------------------------------------------------------------------------------------------------------------
    10,300,000   NYS DA (Kaleida Health) 6                                                   5.050     02/15/2025      10,644,741
----------------------------------------------------------------------------------------------------------------------------------
     1,815,000   NYS DA (L.I. Jewish Medical Center)                                         5.000     11/01/2026       1,837,415
----------------------------------------------------------------------------------------------------------------------------------
     3,255,000   NYS DA (L.I. University)                                                    5.125     09/01/2023       3,336,147
----------------------------------------------------------------------------------------------------------------------------------
       235,000   NYS DA (L.I. University)                                                    5.250     09/01/2028         238,452
----------------------------------------------------------------------------------------------------------------------------------
     1,335,000   NYS DA (L.I. University)                                                    5.250     09/01/2028       1,348,604
----------------------------------------------------------------------------------------------------------------------------------
     1,585,000   NYS DA (L.I. University)                                                    5.500     09/01/2020       1,655,675
----------------------------------------------------------------------------------------------------------------------------------
        30,000   NYS DA (Lakeside Memorial Hospital)                                         6.000     02/01/2021          30,049
----------------------------------------------------------------------------------------------------------------------------------
     1,710,000   NYS DA (Lenox Hill Hospital Obligated Group)                                5.375     07/01/2020       1,737,086
----------------------------------------------------------------------------------------------------------------------------------
       405,000   NYS DA (Lenox Hill Hospital Obligated Group)                                5.500     07/01/2030         408,754
----------------------------------------------------------------------------------------------------------------------------------
    20,000,000   NYS DA (Maimonides Medical Center) 4                                        5.750     08/01/2029      21,807,000
----------------------------------------------------------------------------------------------------------------------------------


                         15 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$       20,000   NYS DA (Maimonides Medical Center)                                          5.750%    08/01/2035   $      20,127
----------------------------------------------------------------------------------------------------------------------------------
     6,615,000   NYS DA (Manhattan College)                                                  5.000     07/01/2041       6,446,119
----------------------------------------------------------------------------------------------------------------------------------
    18,230,000   NYS DA (Memorial Sloan-Kettering)                                           5.000     07/01/2035      18,756,118
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS DA (Menorah Campus)                                                     6.100     02/01/2037       1,021,660
----------------------------------------------------------------------------------------------------------------------------------
    12,460,000   NYS DA (Menorah Home & Hospital) 4                                          5.100     08/01/2028      12,820,717
----------------------------------------------------------------------------------------------------------------------------------
    23,300,000   NYS DA (Menorah Home & Hospital) 4                                          5.150     08/01/2038      23,901,606
----------------------------------------------------------------------------------------------------------------------------------
    18,500,000   NYS DA (Mental Health Services Facilities) 4                                5.000     02/15/2023      18,883,783
----------------------------------------------------------------------------------------------------------------------------------
    25,650,000   NYS DA (Mental Health Services Facilities) 4                                5.000     02/15/2037      26,217,471
----------------------------------------------------------------------------------------------------------------------------------
    17,100,000   NYS DA (Mental Health Services Facilities)                                  5.000     02/15/2030      17,603,937
----------------------------------------------------------------------------------------------------------------------------------
     3,660,000   NYS DA (Mental Health Services Facilities)                                  5.000     02/15/2033       3,734,884
----------------------------------------------------------------------------------------------------------------------------------
    35,765,000   NYS DA (Mental Health Services Facilities)                                  5.000     02/15/2035      36,593,675
----------------------------------------------------------------------------------------------------------------------------------
        15,000   NYS DA (Mental Health)                                                      5.250     08/15/2031          15,618
----------------------------------------------------------------------------------------------------------------------------------
       320,000   NYS DA (Mental Health)                                                      5.750     02/15/2011         326,902
----------------------------------------------------------------------------------------------------------------------------------
     3,800,000   NYS DA (Millard Fillmore Hospital)                                          5.375     02/01/2032       3,880,522
----------------------------------------------------------------------------------------------------------------------------------
     4,125,000   NYS DA (Miriam Osborn Memorial Home Assoc.)                                 6.375     07/01/2029       4,401,128
----------------------------------------------------------------------------------------------------------------------------------
     2,430,000   NYS DA (Miriam Osborn Memorial Home Assoc.)                                 6.875     07/01/2019       2,605,470
----------------------------------------------------------------------------------------------------------------------------------
     6,860,000   NYS DA (Miriam Osborn Memorial Home Assoc.)                                 6.875     07/01/2025       7,416,620
----------------------------------------------------------------------------------------------------------------------------------
     1,750,000   NYS DA (Montefiore Medical Center)                                          5.000     08/01/2033       1,794,730
----------------------------------------------------------------------------------------------------------------------------------
    13,240,000   NYS DA (Montifiore Medical Center) 4                                        5.000     02/01/2028      13,678,509
----------------------------------------------------------------------------------------------------------------------------------
     9,500,000   NYS DA (Montifiore Medical Center) 4                                        5.500     08/01/2038       9,853,828
----------------------------------------------------------------------------------------------------------------------------------
    10,150,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                 Obligated Group)                                                            5.500     07/01/2026      10,236,580
----------------------------------------------------------------------------------------------------------------------------------
     6,800,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                 Obligated Group)                                                            6.000     07/01/2014       7,127,760
----------------------------------------------------------------------------------------------------------------------------------
    25,240,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                 Obligated Group)                                                            6.500     07/01/2025      26,485,342
----------------------------------------------------------------------------------------------------------------------------------
     2,335,000   NYS DA (Mt. Sinai Hospital)                                                 6.625     07/01/2019       2,467,535
----------------------------------------------------------------------------------------------------------------------------------
    10,140,000   NYS DA (Mt. Sinai/NYU Health)                                               5.500     07/01/2026      10,171,535
----------------------------------------------------------------------------------------------------------------------------------
     2,280,000   NYS DA (Mt. Sinai/NYU Health)                                               6.500     07/01/2017       2,408,797
----------------------------------------------------------------------------------------------------------------------------------
     5,745,000   NYS DA (Mt. Sinai/NYU Health)                                               6.750     07/01/2020       6,081,829
----------------------------------------------------------------------------------------------------------------------------------
    11,400,000   NYS DA (Municipal Health Facilities) 1,4                                    5.000     01/15/2023      11,686,767
----------------------------------------------------------------------------------------------------------------------------------
       905,000   NYS DA (New York & Presbyterian Hospital)                                   5.000     08/01/2032         917,399
----------------------------------------------------------------------------------------------------------------------------------
    16,000,000   NYS DA (New York Hospital Medical Center of
                 Queens)                                                                     4.650     08/15/2027      16,202,080
----------------------------------------------------------------------------------------------------------------------------------
    26,300,000   NYS DA (New York Hospital Medical Center of
                 Queens)                                                                     4.750     02/15/2037      26,348,129
----------------------------------------------------------------------------------------------------------------------------------
     6,950,000   NYS DA (New York Hospital Medical Center) 6                                 5.600     02/15/2039       7,238,147
----------------------------------------------------------------------------------------------------------------------------------
     2,265,000   NYS DA (New York Methodist Hospital)                                        5.250     07/01/2033       2,327,673
----------------------------------------------------------------------------------------------------------------------------------
    62,010,000   NYS DA (North Shore University Hospital/L.I. Jewish
                 Medical Center Obligated Group) 4                                           4.419 7   05/01/2033      58,466,749
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000   NYS DA (North Shore University Hospital/L.I. Jewish
                 Medical Center)                                                             5.000     05/01/2020       2,061,400
----------------------------------------------------------------------------------------------------------------------------------
     5,800,000   NYS DA (North Shore University Hospital/L.I. Jewish
                 Medical Center)                                                             5.000     05/01/2026       5,874,704
----------------------------------------------------------------------------------------------------------------------------------
     3,455,000   NYS DA (North Shore University Hospital/L.I. Jewish
                 Medical Center)                                                             5.000     05/01/2027       3,488,928
----------------------------------------------------------------------------------------------------------------------------------
     7,500,000   NYS DA (North Shore University Hospital/L.I. Jewish
                 Medical Center)                                                             5.000     05/01/2032       7,499,625
----------------------------------------------------------------------------------------------------------------------------------
    25,000,000   NYS DA (North Shore University Hospital/L.I. Jewish
                 Medical Center)                                                             5.000     05/01/2037      24,808,000
----------------------------------------------------------------------------------------------------------------------------------


                         16 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON    MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    1,000,000   NYS DA (Norwegian Christian Home & Health
                 Center)                                                                     5.200%    08/01/2036   $   1,038,840
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000   NYS DA (Norwegian Christian Home & Health
                 Center)                                                                     6.100     08/01/2041       2,182,680
----------------------------------------------------------------------------------------------------------------------------------
     7,500,000   NYS DA (NSLIJHS/LIMC/NSUHGC Obligated
                 Group)                                                                      5.000     11/01/2026       7,592,625
----------------------------------------------------------------------------------------------------------------------------------
    24,380,000   NYS DA (NSLIJHS/LIMC/NSUHGC Obligated
                 Group)                                                                      5.000     11/01/2034      24,307,104
----------------------------------------------------------------------------------------------------------------------------------
     6,200,000   NYS DA (Nursing Home)                                                       4.900     02/15/2041       6,246,624
----------------------------------------------------------------------------------------------------------------------------------
     7,600,000   NYS DA (Nursing Home)                                                       4.950     02/15/2045       7,673,492
----------------------------------------------------------------------------------------------------------------------------------
    18,830,000   NYS DA (Nursing Homes) 4                                                    5.300     02/01/2038      19,242,000
----------------------------------------------------------------------------------------------------------------------------------
    40,320,000   NYS DA (NYU Hospital)                                                       5.000     07/01/2036      37,393,574
----------------------------------------------------------------------------------------------------------------------------------
     5,000,000   NYS DA (NYU Hospitals Center)                                               5.000     07/01/2020       4,983,300
----------------------------------------------------------------------------------------------------------------------------------
    11,100,000   NYS DA (NYU Hospitals Center)                                               5.000     07/01/2026      10,725,486
----------------------------------------------------------------------------------------------------------------------------------
    20,580,000   NYS DA (NYU Hospitals Center)                                               5.000     07/01/2026      19,885,631
----------------------------------------------------------------------------------------------------------------------------------
       505,000   NYS DA (NYU)                                                                5.000     07/01/2041         512,822
----------------------------------------------------------------------------------------------------------------------------------
     2,925,000   NYS DA (Ozanam Hall of Queens Nursing Home)                                 5.000     11/01/2026       3,007,719
----------------------------------------------------------------------------------------------------------------------------------
     5,150,000   NYS DA (Ozanam Hall of Queens Nursing Home)                                 5.000     11/01/2031       5,238,992
----------------------------------------------------------------------------------------------------------------------------------
     6,035,000   NYS DA (Providence Rest)                                                    5.000     07/01/2035       5,811,041
----------------------------------------------------------------------------------------------------------------------------------
     2,700,000   NYS DA (Providence Rest)                                                    5.125     07/01/2030       2,674,728
----------------------------------------------------------------------------------------------------------------------------------
     3,100,000   NYS DA (Providence Rest)                                                    5.250     07/01/2025       3,142,129
----------------------------------------------------------------------------------------------------------------------------------
     6,260,000   NYS DA (Rochester General Hospital)                                         5.000     12/01/2025       6,309,704
----------------------------------------------------------------------------------------------------------------------------------
    17,660,000   NYS DA (Rochester General Hospital)                                         5.000     12/01/2035      17,553,157
----------------------------------------------------------------------------------------------------------------------------------
       675,000   NYS DA (Sarah Neuman Nursing Home)                                          5.450     08/01/2027         689,351
----------------------------------------------------------------------------------------------------------------------------------
        50,000   NYS DA (School Districts Financing Program),
                 Series B                                                                    6.000     10/01/2022          54,878
----------------------------------------------------------------------------------------------------------------------------------
        25,000   NYS DA (School Districts Financing Program),
                 Series B                                                                    6.000     10/01/2029          27,225
----------------------------------------------------------------------------------------------------------------------------------
    20,520,000   NYS DA (SCSMC/SV/CHSLI Obligated Group)                                     6.000     07/01/2030      21,357,011
----------------------------------------------------------------------------------------------------------------------------------
     1,075,000   NYS DA (SFH/GSHMC/MMC/SCHRC Obligated
                 Group)                                                                      5.100     07/01/2034       1,048,104
----------------------------------------------------------------------------------------------------------------------------------
       415,000   NYS DA (Special Act School Districts)                                       6.000     07/01/2019         415,842
----------------------------------------------------------------------------------------------------------------------------------
     2,470,000   NYS DA (St. Barnabas Hospital)                                              5.450     08/01/2035       2,497,886
----------------------------------------------------------------------------------------------------------------------------------
       905,000   NYS DA (St. Catherine of Siena Medical Center)                              6.000     07/01/2030         943,110
----------------------------------------------------------------------------------------------------------------------------------
     1,750,000   NYS DA (St. Clare's Hospital)                                               5.300     02/15/2019       1,783,758
----------------------------------------------------------------------------------------------------------------------------------
     2,970,000   NYS DA (St. Clare's Hospital)                                               5.400     02/15/2025       3,026,163
----------------------------------------------------------------------------------------------------------------------------------
     2,580,000   NYS DA (St. James Mercy Hospital)                                           5.400     02/01/2038       2,643,778
----------------------------------------------------------------------------------------------------------------------------------
   101,800,000   NYS DA (St. Lukes Roosevelt Hospital)                                       4.900     08/15/2031     103,142,742
----------------------------------------------------------------------------------------------------------------------------------
     1,505,000   NYS DA (St. Thomas Aquinas College)                                         5.250     07/01/2028       1,516,002
----------------------------------------------------------------------------------------------------------------------------------
     3,910,000   NYS DA (St. Vincent DePaul Residence)                                       5.300     07/01/2018       4,020,067
----------------------------------------------------------------------------------------------------------------------------------
    10,000,000   NYS DA (State Personal Income Tax) 4                                        4.319 7   12/15/2035       9,921,225
----------------------------------------------------------------------------------------------------------------------------------
    20,000,000   NYS DA (University of Rochester)                                            5.000     07/01/2039      20,593,200
----------------------------------------------------------------------------------------------------------------------------------
    13,045,000   NYS DA (University of Rochester)                                            5.000     07/01/2039      13,431,915
----------------------------------------------------------------------------------------------------------------------------------
     2,095,000   NYS DA (Vassar Brothers)                                                    5.375     07/01/2025       2,144,735
----------------------------------------------------------------------------------------------------------------------------------
    11,695,000   NYS DA (Vassar College)                                                     5.000     07/01/2046      11,998,485
----------------------------------------------------------------------------------------------------------------------------------
     7,055,000   NYS DA (White Plains Hospital)                                              5.375     02/15/2043       7,528,179
----------------------------------------------------------------------------------------------------------------------------------
     2,500,000   NYS DA (Willow Towers)                                                      5.400     02/01/2034       2,618,475
----------------------------------------------------------------------------------------------------------------------------------
    26,070,000   NYS DA (Wyckoff Heights Medical Center)                                     5.300     08/15/2021      26,563,244
----------------------------------------------------------------------------------------------------------------------------------
       715,000   NYS DA, Series B                                                            6.650     08/15/2030         795,202
----------------------------------------------------------------------------------------------------------------------------------
       100,000   NYS EFC (Clean Water & Drinking Revolving Funds)                            5.125     06/15/2031         102,942
----------------------------------------------------------------------------------------------------------------------------------
     4,095,000   NYS EFC (Clean Water & Drinking Revolving Funds)                            5.400     07/15/2021       4,351,101
----------------------------------------------------------------------------------------------------------------------------------
     7,500,000   NYS EFC (NYS Water Services)                                                5.950     01/15/2020       7,989,825
----------------------------------------------------------------------------------------------------------------------------------


                         17 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    2,365,000   NYS EFC (NYS Water Services)                                                6.000%    01/15/2031   $   2,483,723
----------------------------------------------------------------------------------------------------------------------------------
        45,000   NYS EFC (United Waterworks)                                                 5.150     03/01/2034          45,465
----------------------------------------------------------------------------------------------------------------------------------
     7,000,000   NYS ERDA (Brooklyn Union Gas Company) RIBS                                  7.129 8   04/01/2020       7,442,050
----------------------------------------------------------------------------------------------------------------------------------
    16,300,000   NYS ERDA (Brooklyn Union Gas Company) RIBS                                  8.854 8   07/01/2026      17,237,250
----------------------------------------------------------------------------------------------------------------------------------
       210,000   NYS ERDA (Central Hudson Gas & Electric Co.)                                5.450     08/01/2027         218,001
----------------------------------------------------------------------------------------------------------------------------------
       160,000   NYS ERDA (Corning Natural Gas)                                              8.250     12/01/2018         160,568
----------------------------------------------------------------------------------------------------------------------------------
     5,000,000   NYS ERDA (LILCO)                                                            5.150     03/01/2016       5,031,950
----------------------------------------------------------------------------------------------------------------------------------
    23,125,000   NYS ERDA (LILCO)                                                            5.300     11/01/2023      23,673,525
----------------------------------------------------------------------------------------------------------------------------------
       350,000   NYS ERDA (LILCO)                                                            5.300     10/01/2024         357,949
----------------------------------------------------------------------------------------------------------------------------------
       100,000   NYS ERDA (LILCO)                                                            5.300     08/01/2025         102,220
----------------------------------------------------------------------------------------------------------------------------------
        75,000   NYS ERDA (LILCO)                                                            5.300     08/01/2025          77,356
----------------------------------------------------------------------------------------------------------------------------------
    13,940,000   NYS ERDA (Niagara Mohawk) 4                                                 5.150     11/01/2025      14,399,323
----------------------------------------------------------------------------------------------------------------------------------
    14,500,000   NYS ERDA (Rochester Gas & Electric) 4                                       5.950     09/01/2023      15,024,537
----------------------------------------------------------------------------------------------------------------------------------
     2,785,000   NYS HFA (Children's Rescue)                                                 7.625     05/01/2018       2,786,810
----------------------------------------------------------------------------------------------------------------------------------
       995,000   NYS HFA (Crotona Estates Apartments)                                        4.950     08/15/2038         971,100
----------------------------------------------------------------------------------------------------------------------------------
       995,000   NYS HFA (Friendship)                                                        5.100     08/15/2041         992,552
----------------------------------------------------------------------------------------------------------------------------------
        15,000   NYS HFA (General Hsg.)                                                      6.600     11/01/2008          15,356
----------------------------------------------------------------------------------------------------------------------------------
     1,520,000   NYS HFA (Golden Age Apartments)                                             5.000     02/15/2037       1,495,756
----------------------------------------------------------------------------------------------------------------------------------
     5,960,000   NYS HFA (Highland Avenue Senior Apartments)                                 5.000     02/15/2039       5,962,324
----------------------------------------------------------------------------------------------------------------------------------
     5,000,000   NYS HFA (Horizons at Wawayanda)                                             5.350     06/01/2025       5,110,950
----------------------------------------------------------------------------------------------------------------------------------
    10,570,000   NYS HFA (Hospital & Nursing Home)                                           5.150     11/01/2016      10,616,191
----------------------------------------------------------------------------------------------------------------------------------
       645,000   NYS HFA (Kensico Terrace Apartments)                                        4.900     02/15/2038         624,663
----------------------------------------------------------------------------------------------------------------------------------
       950,000   NYS HFA (Kensico Terrace Apartments)                                        4.950     02/15/2038         927,343
----------------------------------------------------------------------------------------------------------------------------------
         5,000   NYS HFA (Meadow Manor)                                                      7.750     11/01/2019           5,084
----------------------------------------------------------------------------------------------------------------------------------
     3,980,000   NYS HFA (Multifamily Hsg.)                                                  4.850     02/15/2038       3,826,332
----------------------------------------------------------------------------------------------------------------------------------
     3,400,000   NYS HFA (Multifamily Hsg.)                                                  4.850     11/01/2040       3,262,028
----------------------------------------------------------------------------------------------------------------------------------
       745,000   NYS HFA (Multifamily Hsg.)                                                  5.250     11/15/2028         749,969
----------------------------------------------------------------------------------------------------------------------------------
     1,340,000   NYS HFA (Multifamily Hsg.)                                                  5.300     08/15/2024       1,353,320
----------------------------------------------------------------------------------------------------------------------------------
     1,700,000   NYS HFA (Multifamily Hsg.)                                                  5.300     11/15/2039       1,707,905
----------------------------------------------------------------------------------------------------------------------------------
     1,070,000   NYS HFA (Multifamily Hsg.)                                                  5.350     08/15/2020       1,096,782
----------------------------------------------------------------------------------------------------------------------------------
     2,860,000   NYS HFA (Multifamily Hsg.)                                                  5.350     08/15/2031       2,883,967
----------------------------------------------------------------------------------------------------------------------------------
     2,080,000   NYS HFA (Multifamily Hsg.)                                                  5.375     02/15/2035       2,103,712
----------------------------------------------------------------------------------------------------------------------------------
     3,250,000   NYS HFA (Multifamily Hsg.)                                                  5.450     08/15/2032       3,303,495
----------------------------------------------------------------------------------------------------------------------------------
     2,075,000   NYS HFA (Multifamily Hsg.)                                                  5.500     08/15/2030       2,090,127
----------------------------------------------------------------------------------------------------------------------------------
     1,215,000   NYS HFA (Multifamily Hsg.)                                                  5.550     08/15/2019       1,242,398
----------------------------------------------------------------------------------------------------------------------------------
     1,385,000   NYS HFA (Multifamily Hsg.)                                                  5.600     08/15/2019       1,417,063
----------------------------------------------------------------------------------------------------------------------------------
     1,240,000   NYS HFA (Multifamily Hsg.)                                                  5.600     02/15/2026       1,256,455
----------------------------------------------------------------------------------------------------------------------------------
     1,730,000   NYS HFA (Multifamily Hsg.)                                                  5.600     08/15/2033       1,776,381
----------------------------------------------------------------------------------------------------------------------------------
     1,125,000   NYS HFA (Multifamily Hsg.)                                                  5.650     08/15/2030       1,147,646
----------------------------------------------------------------------------------------------------------------------------------
     3,200,000   NYS HFA (Multifamily Hsg.)                                                  5.650     08/15/2030       3,264,416
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   NYS HFA (Multifamily Hsg.)                                                  5.650     08/15/2031       1,019,770
----------------------------------------------------------------------------------------------------------------------------------
     1,710,000   NYS HFA (Multifamily Hsg.)                                                  5.650     02/15/2034       1,730,554
----------------------------------------------------------------------------------------------------------------------------------
     2,120,000   NYS HFA (Multifamily Hsg.)                                                  5.700     08/15/2033       2,169,756
----------------------------------------------------------------------------------------------------------------------------------
     1,285,000   NYS HFA (Multifamily Hsg.)                                                  6.100     11/15/2036       1,325,914
----------------------------------------------------------------------------------------------------------------------------------
     4,700,000   NYS HFA (Multifamily Hsg.)                                                  6.125     08/15/2038       4,765,001
----------------------------------------------------------------------------------------------------------------------------------
        35,000   NYS HFA (Multifamily Hsg.)                                                  6.200     08/15/2012          35,058
----------------------------------------------------------------------------------------------------------------------------------
        25,000   NYS HFA (Multifamily Hsg.)                                                  6.200     08/15/2016          25,276
----------------------------------------------------------------------------------------------------------------------------------
       710,000   NYS HFA (Multifamily Hsg.)                                                  6.250     02/15/2031         726,401
----------------------------------------------------------------------------------------------------------------------------------
     1,255,000   NYS HFA (Multifamily Hsg.)                                                  6.400     11/15/2027       1,273,913
----------------------------------------------------------------------------------------------------------------------------------
     2,735,000   NYS HFA (Multifamily Hsg.) 6                                                6.700     08/15/2025       2,738,391
----------------------------------------------------------------------------------------------------------------------------------


                         18 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    5,510,000   NYS HFA (Multifamily Hsg.) 6                                                6.750%    11/15/2036   $   5,590,832
----------------------------------------------------------------------------------------------------------------------------------
         5,000   NYS HFA (Multifamily Hsg.)                                                  6.950     08/15/2012           5,006
----------------------------------------------------------------------------------------------------------------------------------
       480,000   NYS HFA (Nonprofit Hsg.)                                                    8.400     11/01/2009         487,056
----------------------------------------------------------------------------------------------------------------------------------
       525,000   NYS HFA (Nonprofit Hsg.)                                                    8.400     11/01/2010         532,718
----------------------------------------------------------------------------------------------------------------------------------
       565,000   NYS HFA (Nonprofit Hsg.)                                                    8.400     11/01/2011         573,306
----------------------------------------------------------------------------------------------------------------------------------
       605,000   NYS HFA (Nonprofit Hsg.)                                                    8.400     11/01/2012         613,894
----------------------------------------------------------------------------------------------------------------------------------
       655,000   NYS HFA (Nonprofit Hsg.)                                                    8.400     11/01/2013         664,629
----------------------------------------------------------------------------------------------------------------------------------
       780,000   NYS HFA (Nonprofit Hsg.)                                                    8.400     11/01/2014         791,466
----------------------------------------------------------------------------------------------------------------------------------
       835,000   NYS HFA (Nonprofit Hsg.)                                                    8.400     11/01/2015         847,275
----------------------------------------------------------------------------------------------------------------------------------
       900,000   NYS HFA (Nonprofit Hsg.)                                                    8.400     11/01/2016         913,230
----------------------------------------------------------------------------------------------------------------------------------
       990,000   NYS HFA (Nonprofit Hsg.)                                                    8.400     11/01/2017       1,004,553
----------------------------------------------------------------------------------------------------------------------------------
     1,060,000   NYS HFA (Nonprofit Hsg.)                                                    8.400     11/01/2018       1,075,582
----------------------------------------------------------------------------------------------------------------------------------
       460,000   NYS HFA (Nonprofit Hsg.)                                                    8.400     11/01/2019         466,762
----------------------------------------------------------------------------------------------------------------------------------
     1,490,000   NYS HFA (North Street)                                                      5.050     08/15/2039       1,474,757
----------------------------------------------------------------------------------------------------------------------------------
     4,695,000   NYS HFA (Phillips Village)                                                  7.750     08/15/2017       4,769,416
----------------------------------------------------------------------------------------------------------------------------------
        70,000   NYS HFA (Service Contract)                                                  5.375     03/15/2023          70,097
----------------------------------------------------------------------------------------------------------------------------------
     5,600,000   NYS HFA (Service Contract)                                                  5.500     09/15/2022       5,701,584
----------------------------------------------------------------------------------------------------------------------------------
     5,525,000   NYS HFA (Service Contract)                                                  5.500     03/15/2025       5,619,975
----------------------------------------------------------------------------------------------------------------------------------
       255,000   NYS HFA (Service Contract)                                                  6.500     03/15/2025         255,332
----------------------------------------------------------------------------------------------------------------------------------
       160,000   NYS HFA (Shorehill Hsg.)                                                    7.500     05/01/2008         160,173
----------------------------------------------------------------------------------------------------------------------------------
     1,540,000   NYS HFA (Tiffany Gardens)                                                   4.900     08/15/2025       1,531,761
----------------------------------------------------------------------------------------------------------------------------------
     3,210,000   NYS HFA (Tiffany Gardens)                                                   5.125     08/15/2037       3,213,948
----------------------------------------------------------------------------------------------------------------------------------
       275,000   NYS LGSC (SCSB) 1                                                           7.250     12/15/2011         283,775
----------------------------------------------------------------------------------------------------------------------------------
       810,000   NYS LGSC (SCSB) 1                                                           7.375     12/15/2016         826,840
----------------------------------------------------------------------------------------------------------------------------------
       980,000   NYS LGSC (SCSB) 1                                                           7.750     12/15/2021       1,024,169
----------------------------------------------------------------------------------------------------------------------------------
       960,000   NYS Medcare (Hospital & Nursing Home)                                       6.300     08/15/2023         961,814
----------------------------------------------------------------------------------------------------------------------------------
       740,000   NYS Medcare (Hospital & Nursing Home)                                       6.375     08/15/2033         741,443
----------------------------------------------------------------------------------------------------------------------------------
       295,000   NYS Medcare (Hospital & Nursing Home)                                       7.400     11/01/2016         296,407
----------------------------------------------------------------------------------------------------------------------------------
       200,000   NYS Medcare (Hospital & Nursing Home)                                       9.375     11/01/2016         202,922
----------------------------------------------------------------------------------------------------------------------------------
        30,000   NYS Medcare (M.G. Nursing Home)                                             6.200     02/15/2015          30,056
----------------------------------------------------------------------------------------------------------------------------------
     1,670,000   NYS Medcare (M.G. Nursing Home)                                             6.375     02/15/2035       1,673,173
----------------------------------------------------------------------------------------------------------------------------------
       350,000   NYS Medcare (Montefiore Medical Center)                                     5.750     02/15/2025         356,748
----------------------------------------------------------------------------------------------------------------------------------
     5,875,000   NYS Medcare (St. Peter's Hospital) 6                                        5.375     11/01/2020       5,920,061
----------------------------------------------------------------------------------------------------------------------------------
    28,560,000   NYS Thruway Authority, Series E 4                                           5.000     01/01/2025      28,934,564
----------------------------------------------------------------------------------------------------------------------------------
         5,000   NYS UDC (Correctional Facilities)                                           6.309 2   01/01/2013           3,845
----------------------------------------------------------------------------------------------------------------------------------
     5,480,000   Oneida County IDA (Bonide Products)                                         6.250     11/01/2018       5,449,422
----------------------------------------------------------------------------------------------------------------------------------
       830,000   Oneida County IDA (Civic Facilities-Mohawk Valley)                          5.000     09/15/2035         792,135
----------------------------------------------------------------------------------------------------------------------------------
       450,000   Oneida County IDA (Mohawk Valley Handicapped
                 Services)                                                                   5.300     03/15/2019         456,876
----------------------------------------------------------------------------------------------------------------------------------
       840,000   Oneida County IDA (Mohawk Valley Handicapped
                 Services)                                                                   5.350     03/15/2029         843,007
----------------------------------------------------------------------------------------------------------------------------------
     1,190,000   Oneida County IDA (Presbyterian Home)                                       5.250     03/01/2019       1,205,934
----------------------------------------------------------------------------------------------------------------------------------
     1,015,000   Oneida County IDA (Presbyterian Home)                                       6.100     06/01/2020       1,070,348
----------------------------------------------------------------------------------------------------------------------------------
     3,995,000   Onondaga County IDA (Air Cargo)                                             6.125     01/01/2032       4,126,595
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000   Onondaga County IDA (Air Cargo)                                             7.250     01/01/2032       2,116,100
----------------------------------------------------------------------------------------------------------------------------------
     2,200,000   Onondaga County IDA (Anheuser-Busch)                                        4.950     07/01/2036       2,154,218
----------------------------------------------------------------------------------------------------------------------------------
       435,000   Onondaga County IDA (Coltec Industries)                                     7.250     06/01/2008         439,829
----------------------------------------------------------------------------------------------------------------------------------
       770,000   Onondaga County IDA (Coltec Industries)                                     9.875     10/01/2010         779,471
----------------------------------------------------------------------------------------------------------------------------------
     1,315,000   Onondaga County IDA (Community General
                 Hospital)                                                                   5.500     11/01/2018       1,318,787
----------------------------------------------------------------------------------------------------------------------------------


                         19 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    6,945,000   Onondaga County IDA (Community General
                 Hospital) 6                                                                 6.625%    01/01/2018   $   6,965,766
----------------------------------------------------------------------------------------------------------------------------------
     4,710,000   Onondaga County IDA (Le Moyne College)                                      5.625     12/01/2021       4,914,555
----------------------------------------------------------------------------------------------------------------------------------
    10,600,000   Onondaga County IDA (Solvay Paperboard)                                     6.800     11/01/2014      10,940,896
----------------------------------------------------------------------------------------------------------------------------------
    67,200,000   Onondaga County IDA (Solvay Paperboard)                                     7.000     11/01/2030      69,392,736
----------------------------------------------------------------------------------------------------------------------------------
       500,000   Onondaga County IDA Sewage Waste Facilities
                 (Anheuser-Busch Companies)                                                  6.250     12/01/2034         519,845
----------------------------------------------------------------------------------------------------------------------------------
    49,164,598   Onondaga County Res Rec                                                     0.000 5   05/01/2022      29,231,795
----------------------------------------------------------------------------------------------------------------------------------
    41,580,000   Onondaga County Res Rec                                                     5.000     05/01/2015      40,076,883
----------------------------------------------------------------------------------------------------------------------------------
     2,500,000   Orange County IDA (Arden Hill Life Care Center)                             7.000     08/01/2021       2,635,225
----------------------------------------------------------------------------------------------------------------------------------
     2,325,000   Orange County IDA (Arden Hill Life Care Center)                             7.000     08/01/2031       2,436,158
----------------------------------------------------------------------------------------------------------------------------------
     2,090,000   Orange County IDA (Arden Hill Life Care Center)                             7.000     08/01/2031       2,189,923
----------------------------------------------------------------------------------------------------------------------------------
     2,705,000   Orange County IDA (Glen Arden)                                              5.625     01/01/2018       2,721,879
----------------------------------------------------------------------------------------------------------------------------------
     5,590,000   Orange County IDA (Glen Arden)                                              5.700     01/01/2028       5,506,933
----------------------------------------------------------------------------------------------------------------------------------
     2,685,000   Orange County IDA (Kingston Manufacturing) 1,9,10                           8.000     11/01/2017         375,900
----------------------------------------------------------------------------------------------------------------------------------
       250,000   Orange County IDA (Orange Mental Retardation
                 Properties)                                                                 7.800     07/01/2011         251,858
----------------------------------------------------------------------------------------------------------------------------------
     1,715,000   Orange County IDA (St. Luke's Cornwall Hospital
                 Obligated Group)                                                            5.375     12/01/2021       1,769,897
----------------------------------------------------------------------------------------------------------------------------------
     6,330,000   Orange County IDA (St. Luke's Cornwall Hospital
                 Obligated Group)                                                            5.375     12/01/2026       6,480,021
----------------------------------------------------------------------------------------------------------------------------------
     2,235,000   Orange County IDA (St. Luke's Cornwall Hospital
                 Obligated Group)                                                            5.375     12/01/2026       2,287,970
----------------------------------------------------------------------------------------------------------------------------------
     7,435,000   Orange County IDA (Tuxedo Place) 1                                          7.000     08/01/2032       5,570,228
----------------------------------------------------------------------------------------------------------------------------------
     2,500,000   Orange County IDA (Tuxedo Place) 1                                          7.000     08/01/2033       1,871,100
----------------------------------------------------------------------------------------------------------------------------------
     2,755,000   Oswego County IDA (Bishop's Common)                                         5.375     02/01/2049       2,832,884
----------------------------------------------------------------------------------------------------------------------------------
     3,260,000   Oswego County IDA (Seneca Hill Manor)                                       5.650     08/01/2037       3,329,536
----------------------------------------------------------------------------------------------------------------------------------
     6,860,000   Otsego County IDA (Hartwick College)                                        5.900     07/01/2022       7,011,675
----------------------------------------------------------------------------------------------------------------------------------
     1,350,000   Otsego County IDA (Hartwick College)                                        6.000     07/01/2013       1,404,972
----------------------------------------------------------------------------------------------------------------------------------
     1,435,000   Otsego County IDA (Hartwick College)                                        6.000     07/01/2014       1,488,511
----------------------------------------------------------------------------------------------------------------------------------
     1,520,000   Otsego County IDA (Hartwick College)                                        6.000     07/01/2015       1,575,389
----------------------------------------------------------------------------------------------------------------------------------
     1,610,000   Otsego County IDA (Hartwick College)                                        6.000     07/01/2016       1,663,871
----------------------------------------------------------------------------------------------------------------------------------
     3,030,000   Otsego County IDA (Mary Imogene Bassett
                 Hospital)                                                                   5.350     11/01/2020       3,115,416
----------------------------------------------------------------------------------------------------------------------------------
    10,535,000   Peekskill IDA (Drum Hill)                                                   6.375     10/01/2028      10,273,416
----------------------------------------------------------------------------------------------------------------------------------
     2,055,000   Penfield-Crown Oak Hsg. Devel. Corp. (Crown Oak
                 Apartments)                                                                 4.875     12/01/2038       2,062,357
----------------------------------------------------------------------------------------------------------------------------------
     1,475,000   Port Authority NY/NJ (Continental Airlines)                                 9.000     12/01/2010       1,495,871
----------------------------------------------------------------------------------------------------------------------------------
    53,290,000   Port Authority NY/NJ (Continental Airlines)                                 9.125     12/01/2015      55,376,304
----------------------------------------------------------------------------------------------------------------------------------
     3,195,000   Port Authority NY/NJ (Delta Air Lines) 1                                    6.950     06/01/2008       3,217,365
----------------------------------------------------------------------------------------------------------------------------------
    15,615,000   Port Authority NY/NJ (JFK International Air
                 Terminal)                                                                   5.750     12/01/2022      15,971,803
----------------------------------------------------------------------------------------------------------------------------------
    28,445,000   Port Authority NY/NJ (JFK International Air
                 Terminal) 6                                                                 5.750     12/01/2025      28,530,051
----------------------------------------------------------------------------------------------------------------------------------
     2,625,000   Port Authority NY/NJ (JFK International Air
                 Terminal)                                                                   5.900     12/01/2017       2,685,716
----------------------------------------------------------------------------------------------------------------------------------
     7,410,000   Port Authority NY/NJ (KIAC)                                                 6.750     10/01/2011       7,467,502
----------------------------------------------------------------------------------------------------------------------------------
    46,455,000   Port Authority NY/NJ (KIAC)                                                 6.750     10/01/2019      46,806,200
----------------------------------------------------------------------------------------------------------------------------------
     3,300,000   Port Authority NY/NJ (KIAC)                                                 7.000     10/01/2007       3,300,297
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Port Authority NY/NJ, 120th Series                                          5.750     10/15/2026       1,011,410
----------------------------------------------------------------------------------------------------------------------------------
     4,775,000   Port Authority NY/NJ, 121st Series                                          5.125     10/15/2030       4,825,854
----------------------------------------------------------------------------------------------------------------------------------


                         20 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$      425,000   Port Authority NY/NJ, 122nd Series                                          5.000%    07/15/2018   $     431,809
----------------------------------------------------------------------------------------------------------------------------------
        35,000   Port Authority NY/NJ, 122nd Series                                          5.000     07/15/2026          35,334
----------------------------------------------------------------------------------------------------------------------------------
       425,000   Port Authority NY/NJ, 122nd Series                                          5.125     01/15/2036         428,213
----------------------------------------------------------------------------------------------------------------------------------
       745,000   Port Authority NY/NJ, 124th Series                                          5.000     08/01/2019         757,307
----------------------------------------------------------------------------------------------------------------------------------
     9,810,000   Port Authority NY/NJ, 124th Series                                          5.000     08/01/2036       9,858,363
----------------------------------------------------------------------------------------------------------------------------------
       245,000   Port Authority NY/NJ, 126th Series                                          5.125     11/15/2028         251,279
----------------------------------------------------------------------------------------------------------------------------------
       240,000   Port Authority NY/NJ, 126th Series                                          5.125     11/15/2030         245,191
----------------------------------------------------------------------------------------------------------------------------------
     1,145,000   Port Authority NY/NJ, 127th Series                                          5.125     06/15/2037       1,164,087
----------------------------------------------------------------------------------------------------------------------------------
        50,000   Port Authority NY/NJ, 127th Series                                          5.200     12/15/2027          51,835
----------------------------------------------------------------------------------------------------------------------------------
     7,070,000   Port Authority NY/NJ, 127th Series                                          5.250     12/15/2032       7,266,546
----------------------------------------------------------------------------------------------------------------------------------
       495,000   Port Authority NY/NJ, 132nd Series                                          5.000     09/01/2026         514,280
----------------------------------------------------------------------------------------------------------------------------------
     9,160,000   Port Authority NY/NJ, 132nd Series                                          5.000     09/01/2038       9,428,296
----------------------------------------------------------------------------------------------------------------------------------
    80,000,000   Port Authority NY/NJ, 135th Series 4                                        5.000     03/15/2039      82,244,000
----------------------------------------------------------------------------------------------------------------------------------
    17,855,000   Port Authority NY/NJ, 136th Series                                          5.125     05/01/2034      18,300,482
----------------------------------------------------------------------------------------------------------------------------------
    19,175,000   Port Authority NY/NJ, 136th Series                                          5.375     11/01/2028      20,183,222
----------------------------------------------------------------------------------------------------------------------------------
    22,855,000   Port Authority NY/NJ, 136th Series                                          5.500     11/01/2029      24,208,245
----------------------------------------------------------------------------------------------------------------------------------
     1,430,000   Port Authority NY/NJ, 137th Series                                          5.125     07/15/2030       1,473,272
----------------------------------------------------------------------------------------------------------------------------------
    30,000,000   Port Authority NY/NJ, 141st Series                                          4.500     09/01/2029      28,786,800
----------------------------------------------------------------------------------------------------------------------------------
    18,040,000   Port Authority NY/NJ, 141st Series                                          5.000     09/01/2027      18,514,091
----------------------------------------------------------------------------------------------------------------------------------
    47,910,000   Port Authority NY/NJ, 143rd Series                                          5.000     10/01/2030      48,773,817
----------------------------------------------------------------------------------------------------------------------------------
    27,535,000   Port Authority NY/NJ, 143rd Series                                          5.000     04/01/2036      27,858,261
----------------------------------------------------------------------------------------------------------------------------------
    14,350,000   Port Authority NY/NJ, 146th Series                                          4.500     12/01/2023      14,074,337
----------------------------------------------------------------------------------------------------------------------------------
    20,215,000   Port Authority NY/NJ, 146th Series                                          4.500     12/01/2034      18,811,270
----------------------------------------------------------------------------------------------------------------------------------
    26,110,000   Port Authority NY/NJ, 146th Series                                          4.750     12/01/2027      26,204,779
----------------------------------------------------------------------------------------------------------------------------------
    13,005,000   Port Authority NY/NJ, 147th Series                                          4.750     10/15/2028      13,024,508
----------------------------------------------------------------------------------------------------------------------------------
    35,660,000   Port Authority NY/NJ, 37th Series                                           5.250     07/15/2034      36,847,121
----------------------------------------------------------------------------------------------------------------------------------
     2,755,000   Poughkeepsie IDA (Eastman & Bixby Redevel. Corp.)                           6.000     08/01/2032       2,863,878
----------------------------------------------------------------------------------------------------------------------------------
     1,990,000   Putnam County IDA (Brewster Plastics)                                       8.500     12/01/2016       2,022,994
----------------------------------------------------------------------------------------------------------------------------------
    11,240,000   Rensselaer City School District COP 6                                       5.000     06/01/2036      11,602,602
----------------------------------------------------------------------------------------------------------------------------------
     1,500,000   Rensselaer County IDA (Franciscan Heights)                                  5.375     12/01/2036       1,553,100
----------------------------------------------------------------------------------------------------------------------------------
    27,455,000   Rensselaer County IDA (Rensselaer Polytechnical
                 Institute)                                                                  5.000     03/01/2036      28,069,443
----------------------------------------------------------------------------------------------------------------------------------
     6,385,000   Rensselaer County Tobacco Asset Securitization
                 Corp. 4                                                                     5.625     06/01/2035       6,439,103
----------------------------------------------------------------------------------------------------------------------------------
     7,300,000   Rensselaer County Tobacco Asset Securitization
                 Corp. 4                                                                     5.750     06/01/2043       7,384,102
----------------------------------------------------------------------------------------------------------------------------------
    18,415,000   Rensselaer Municipal Leasing Corp. (Rensselaer
                 County Nursing Home)                                                        6.900     06/01/2024      18,475,585
----------------------------------------------------------------------------------------------------------------------------------
     1,525,000   Riverhead IDA (Michael Reilly Design)                                       8.875     08/01/2021       1,584,582
----------------------------------------------------------------------------------------------------------------------------------
     5,365,000   Rochester Hsg. Authority (Andrews Terrace
                 Apartments)                                                                 4.600     12/20/2026       5,123,843
----------------------------------------------------------------------------------------------------------------------------------
     7,565,000   Rochester Hsg. Authority (Andrews Terrace
                 Apartments)                                                                 4.700     12/20/2038       7,111,100
----------------------------------------------------------------------------------------------------------------------------------
    15,695,000   Rochester Hsg. Authority (Andrews Terrace
                 Apartments)                                                                 4.800     12/20/2048      14,712,650
----------------------------------------------------------------------------------------------------------------------------------
     6,790,000   Rochester Museum & Science Center                                           6.125     12/01/2015       6,816,888
----------------------------------------------------------------------------------------------------------------------------------
     1,195,000   Rockland County IDA (Crystal Run Village/Rockland
                 County Assoc. for the Learning Disabled Obligated
                 Group)                                                                      4.900     07/01/2021       1,187,591
----------------------------------------------------------------------------------------------------------------------------------
     9,225,000   Rockland County Tobacco Asset Securitization
                 Corp. 4                                                                     5.625     08/15/2035       9,306,457
----------------------------------------------------------------------------------------------------------------------------------


                         21 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$   10,095,000   Rockland County Tobacco Asset Securitization
                 Corp. 4                                                                     5.750%    08/15/2043   $  10,215,960
----------------------------------------------------------------------------------------------------------------------------------
    30,000,000   Rockland County Tobacco Asset Securitization
                 Corp.                                                                       5.875 2   08/15/2045       2,439,900
----------------------------------------------------------------------------------------------------------------------------------
   441,000,000   Rockland County Tobacco Asset Securitization
                 Corp.                                                                       7.624 2   08/15/2060       8,436,330
----------------------------------------------------------------------------------------------------------------------------------
        20,000   Sanford Town GO                                                             5.250     04/15/2015          21,295
----------------------------------------------------------------------------------------------------------------------------------
        20,000   Sanford Town GO                                                             5.250     04/15/2016          21,335
----------------------------------------------------------------------------------------------------------------------------------
        25,000   Sanford Town GO                                                             5.250     04/15/2017          26,540
----------------------------------------------------------------------------------------------------------------------------------
        25,000   Sanford Town GO                                                             5.250     04/15/2018          26,454
----------------------------------------------------------------------------------------------------------------------------------
        25,000   Sanford Town GO                                                             5.250     04/15/2019          26,350
----------------------------------------------------------------------------------------------------------------------------------
        25,000   Sanford Town GO                                                             5.250     04/15/2020          26,291
----------------------------------------------------------------------------------------------------------------------------------
        30,000   Sanford Town GO                                                             5.250     04/15/2021          31,418
----------------------------------------------------------------------------------------------------------------------------------
        30,000   Sanford Town GO                                                             5.250     04/15/2022          31,311
----------------------------------------------------------------------------------------------------------------------------------
        30,000   Sanford Town GO                                                             5.250     04/15/2023          31,203
----------------------------------------------------------------------------------------------------------------------------------
        30,000   Sanford Town GO                                                             5.250     04/15/2024          31,075
----------------------------------------------------------------------------------------------------------------------------------
        35,000   Sanford Town GO                                                             5.250     04/15/2025          36,130
----------------------------------------------------------------------------------------------------------------------------------
        35,000   Sanford Town GO                                                             5.250     04/15/2026          35,981
----------------------------------------------------------------------------------------------------------------------------------
        40,000   Sanford Town GO                                                             5.250     04/15/2027          41,082
----------------------------------------------------------------------------------------------------------------------------------
        40,000   Sanford Town GO                                                             5.250     04/15/2028          40,942
----------------------------------------------------------------------------------------------------------------------------------
        40,000   Sanford Town GO                                                             5.250     04/15/2029          40,841
----------------------------------------------------------------------------------------------------------------------------------
        45,000   Sanford Town GO                                                             5.250     04/15/2030          45,789
----------------------------------------------------------------------------------------------------------------------------------
        45,000   Sanford Town GO                                                             5.250     04/15/2031          45,633
----------------------------------------------------------------------------------------------------------------------------------
        50,000   Sanford Town GO                                                             5.250     04/15/2032          50,672
----------------------------------------------------------------------------------------------------------------------------------
        50,000   Sanford Town GO                                                             5.250     04/15/2033          50,600
----------------------------------------------------------------------------------------------------------------------------------
        55,000   Sanford Town GO                                                             5.250     04/15/2034          55,636
----------------------------------------------------------------------------------------------------------------------------------
        60,000   Sanford Town GO                                                             5.250     04/15/2035          60,636
----------------------------------------------------------------------------------------------------------------------------------
        60,000   Sanford Town GO                                                             5.250     04/15/2036          60,595
----------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Saratoga County IDA (Saratoga Hospital/Saratoga
                 Care/Benedict Community Health Center)                                      5.125     12/01/2033       3,010,020
----------------------------------------------------------------------------------------------------------------------------------
     1,635,000   Schenectady IDA (Schaffer Heights Hsg.)                                     6.000     11/01/2030       1,729,045
----------------------------------------------------------------------------------------------------------------------------------
     3,335,000   Schenectady IDA (Union College)                                             5.000     07/01/2031       3,437,318
----------------------------------------------------------------------------------------------------------------------------------
     3,405,000   Schenectady Metroplex Devel. Authority, Series A                            5.375     12/15/2021       3,560,370
----------------------------------------------------------------------------------------------------------------------------------
       130,000   Schroon Lake Fire District 1                                                7.250     03/01/2009         131,079
----------------------------------------------------------------------------------------------------------------------------------
       175,000   Scotia Hsg. Authority (Holyrood House)                                      7.000     06/01/2009         175,469
----------------------------------------------------------------------------------------------------------------------------------
     2,650,000   Seneca County IDA (New York Chiropractic College)                           5.000     10/01/2027       2,636,061
----------------------------------------------------------------------------------------------------------------------------------
    17,120,000   Seneca Nation Indians Capital Improvements                                  5.000     12/01/2023      16,379,046
----------------------------------------------------------------------------------------------------------------------------------
     2,480,000   SONYMA, Series 106                                                          5.100     04/01/2023       2,504,329
----------------------------------------------------------------------------------------------------------------------------------
    22,920,000   SONYMA, Series 106                                                          5.250     04/01/2034      23,088,920
----------------------------------------------------------------------------------------------------------------------------------
    33,560,000   SONYMA, Series 109 4                                                        4.950     10/01/2034      32,754,392
----------------------------------------------------------------------------------------------------------------------------------
     5,500,000   SONYMA, Series 130                                                          4.650     04/01/2027       5,271,805
----------------------------------------------------------------------------------------------------------------------------------
    14,865,000   SONYMA, Series 133                                                          5.050     10/01/2026      14,943,339
----------------------------------------------------------------------------------------------------------------------------------
    23,500,000   SONYMA, Series 137                                                          4.700     10/01/2031      22,316,070
----------------------------------------------------------------------------------------------------------------------------------
    23,290,000   SONYMA, Series 140                                                          4.750     10/01/2037      22,548,214
----------------------------------------------------------------------------------------------------------------------------------
     2,145,000   SONYMA, Series 143                                                          4.750     10/01/2022       2,123,443
----------------------------------------------------------------------------------------------------------------------------------
     2,000,000   SONYMA, Series 143                                                          4.850     10/01/2027       1,966,060
----------------------------------------------------------------------------------------------------------------------------------
     2,375,000   SONYMA, Series 143                                                          4.875     10/01/2030       2,320,399
----------------------------------------------------------------------------------------------------------------------------------
    11,745,000   SONYMA, Series 143                                                          4.900     10/01/2037      11,377,264
----------------------------------------------------------------------------------------------------------------------------------
       700,000   SONYMA, Series 145                                                          5.050     10/01/2029         700,784
----------------------------------------------------------------------------------------------------------------------------------
     5,045,000   SONYMA, Series 145                                                          5.125     10/01/2037       5,029,613
----------------------------------------------------------------------------------------------------------------------------------
     2,475,000   SONYMA, Series 29                                                           5.450     04/01/2031       2,499,206
----------------------------------------------------------------------------------------------------------------------------------


                         22 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$   19,525,000   SONYMA, Series 29                                                           5.450%    10/01/2031   $  20,455,757
----------------------------------------------------------------------------------------------------------------------------------
     7,215,000   SONYMA, Series 35                                                           4.800     10/01/2030       6,975,895
----------------------------------------------------------------------------------------------------------------------------------
        25,000   SONYMA, Series 67                                                           5.700     10/01/2017          25,393
----------------------------------------------------------------------------------------------------------------------------------
     8,460,000   SONYMA, Series 67                                                           5.800     10/01/2028       8,487,918
----------------------------------------------------------------------------------------------------------------------------------
     4,970,000   SONYMA, Series 69 4                                                         5.500     10/01/2028       5,038,611
----------------------------------------------------------------------------------------------------------------------------------
     3,535,000   SONYMA, Series 69                                                           5.400     10/01/2019       3,579,223
----------------------------------------------------------------------------------------------------------------------------------
     3,210,000   SONYMA, Series 69                                                           5.500     10/01/2028       3,254,330
----------------------------------------------------------------------------------------------------------------------------------
    18,550,000   SONYMA, Series 71 4                                                         5.400     04/01/2029      18,865,721
----------------------------------------------------------------------------------------------------------------------------------
    11,610,000   SONYMA, Series 71                                                           5.400     04/01/2029      11,807,602
----------------------------------------------------------------------------------------------------------------------------------
        30,000   SONYMA, Series 71                                                           5.400     04/01/2029          30,511
----------------------------------------------------------------------------------------------------------------------------------
        30,000   SONYMA, Series 73                                                           5.250     10/01/2017          30,441
----------------------------------------------------------------------------------------------------------------------------------
    22,000,000   SONYMA, Series 73-A 4                                                       5.300     10/01/2028      22,167,750
----------------------------------------------------------------------------------------------------------------------------------
     1,840,000   SONYMA, Series 73-A                                                         5.300     10/01/2028       1,854,021
----------------------------------------------------------------------------------------------------------------------------------
       285,000   SONYMA, Series 77                                                           5.150     04/01/2029         285,929
----------------------------------------------------------------------------------------------------------------------------------
    10,175,000   SONYMA, Series 79                                                           5.300     04/01/2029      10,389,591
----------------------------------------------------------------------------------------------------------------------------------
       465,000   SONYMA, Series 82                                                           5.650     04/01/2030         482,093
----------------------------------------------------------------------------------------------------------------------------------
     5,145,000   SONYMA, Series 97                                                           5.500     04/01/2031       5,209,518
----------------------------------------------------------------------------------------------------------------------------------
     7,125,000   St. Lawrence County IDA (Clarkson University)                               5.000     07/01/2031       7,332,409
----------------------------------------------------------------------------------------------------------------------------------
     1,225,000   Suffolk County IDA (ACLD)                                                   6.000     12/01/2019       1,235,964
----------------------------------------------------------------------------------------------------------------------------------
       495,000   Suffolk County IDA (ALIA-ACDS)                                              7.125     06/01/2017         523,265
----------------------------------------------------------------------------------------------------------------------------------
     2,225,000   Suffolk County IDA (ALIA-ACLD)                                              5.950     10/01/2021       2,174,604
----------------------------------------------------------------------------------------------------------------------------------
       285,000   Suffolk County IDA (ALIA-ACLD)                                              6.375     06/01/2014         291,250
----------------------------------------------------------------------------------------------------------------------------------
     1,070,000   Suffolk County IDA (ALIA-ACLD)                                              6.500     03/01/2018       1,090,416
----------------------------------------------------------------------------------------------------------------------------------
       675,000   Suffolk County IDA (ALIA-ACLD)                                              7.500     09/01/2015         713,320
----------------------------------------------------------------------------------------------------------------------------------
       260,000   Suffolk County IDA (ALIA-ADD)                                               6.950     12/01/2014         273,962
----------------------------------------------------------------------------------------------------------------------------------
       450,000   Suffolk County IDA (ALIA-ADD)                                               7.125     06/01/2017         475,695
----------------------------------------------------------------------------------------------------------------------------------
       345,000   Suffolk County IDA (ALIA-ADD)                                               7.500     09/01/2015         364,586
----------------------------------------------------------------------------------------------------------------------------------
     3,220,000   Suffolk County IDA (ALIA-DDI)                                               5.950     10/01/2021       3,147,067
----------------------------------------------------------------------------------------------------------------------------------
     1,110,000   Suffolk County IDA (ALIA-DDI)                                               6.375     06/01/2014       1,134,342
----------------------------------------------------------------------------------------------------------------------------------
       100,000   Suffolk County IDA (ALIA-DDI)                                               7.500     09/01/2015         105,677
----------------------------------------------------------------------------------------------------------------------------------
       845,000   Suffolk County IDA (ALIA-FREE)                                              5.950     10/01/2021         825,861
----------------------------------------------------------------------------------------------------------------------------------
       630,000   Suffolk County IDA (ALIA-FREE)                                              6.375     06/01/2014         643,816
----------------------------------------------------------------------------------------------------------------------------------
     1,605,000   Suffolk County IDA (ALIA-FREE)                                              6.950     12/01/2014       1,691,189
----------------------------------------------------------------------------------------------------------------------------------
     3,620,000   Suffolk County IDA (ALIA-FREE)                                              7.125     06/01/2017       3,826,702
----------------------------------------------------------------------------------------------------------------------------------
       610,000   Suffolk County IDA (ALIA-IGHL)                                              5.950     10/01/2021         596,184
----------------------------------------------------------------------------------------------------------------------------------
       380,000   Suffolk County IDA (ALIA-IGHL)                                              6.000     10/01/2031         368,228
----------------------------------------------------------------------------------------------------------------------------------
       505,000   Suffolk County IDA (ALIA-IGHL)                                              6.375     06/01/2014         516,075
----------------------------------------------------------------------------------------------------------------------------------
       550,000   Suffolk County IDA (ALIA-IGHL)                                              6.950     12/01/2014         579,535
----------------------------------------------------------------------------------------------------------------------------------
     1,040,000   Suffolk County IDA (ALIA-IGHL)                                              7.125     06/01/2017       1,099,384
----------------------------------------------------------------------------------------------------------------------------------
     1,945,000   Suffolk County IDA (ALIA-IGHL)                                              7.250     12/01/2033       2,043,592
----------------------------------------------------------------------------------------------------------------------------------
       215,000   Suffolk County IDA (ALIA-IGHL)                                              7.500     09/01/2015         227,206
----------------------------------------------------------------------------------------------------------------------------------
       295,000   Suffolk County IDA (ALIA-L.I. Head Injury Assoc.)                           6.375     06/01/2014         301,469
----------------------------------------------------------------------------------------------------------------------------------
       655,000   Suffolk County IDA (ALIA-L.I. Head Injury Assoc.)                           6.950     12/01/2014         690,174
----------------------------------------------------------------------------------------------------------------------------------
       220,000   Suffolk County IDA (ALIA-L.I. Head Injury Assoc.)                           7.500     09/01/2015         232,489
----------------------------------------------------------------------------------------------------------------------------------
       495,000   Suffolk County IDA (ALIA-MCH)                                               6.375     06/01/2014         505,855
----------------------------------------------------------------------------------------------------------------------------------
     1,535,000   Suffolk County IDA (ALIA-MCH)                                               6.950     12/01/2014       1,617,430
----------------------------------------------------------------------------------------------------------------------------------
     1,270,000   Suffolk County IDA (ALIA-MCH)                                               7.125     06/01/2017       1,342,517
----------------------------------------------------------------------------------------------------------------------------------
       670,000   Suffolk County IDA (ALIA-NYS ARC)                                           7.500     09/01/2015         708,036
----------------------------------------------------------------------------------------------------------------------------------
       360,000   Suffolk County IDA (ALIA-Pederson-Krag Center)                              8.375     06/01/2016         385,186
----------------------------------------------------------------------------------------------------------------------------------
       540,000   Suffolk County IDA (ALIA-SMCFS)                                             7.500     09/01/2015         570,656
----------------------------------------------------------------------------------------------------------------------------------
       640,000   Suffolk County IDA (ALIA-Suffolk Hostels)                                   7.500     09/01/2015         676,333
----------------------------------------------------------------------------------------------------------------------------------


                         23 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    2,005,000   Suffolk County IDA (ALIA-UCPAGS)                                            5.950%    10/01/2021   $   1,959,587
----------------------------------------------------------------------------------------------------------------------------------
       210,000   Suffolk County IDA (ALIA-UCPAGS)                                            6.375     06/01/2014         214,605
----------------------------------------------------------------------------------------------------------------------------------
       955,000   Suffolk County IDA (ALIA-UCPAGS)                                            6.950     12/01/2014       1,006,284
----------------------------------------------------------------------------------------------------------------------------------
       730,000   Suffolk County IDA (ALIA-UCPAGS)                                            7.000     06/01/2016         770,479
----------------------------------------------------------------------------------------------------------------------------------
       445,000   Suffolk County IDA (ALIA-UCPAGS)                                            7.500     09/01/2015         470,263
----------------------------------------------------------------------------------------------------------------------------------
       340,000   Suffolk County IDA (ALIA-WORCA)                                             6.950     12/01/2014         358,258
----------------------------------------------------------------------------------------------------------------------------------
       795,000   Suffolk County IDA (ALIA-WORCA)                                             7.125     06/01/2017         840,395
----------------------------------------------------------------------------------------------------------------------------------
       530,000   Suffolk County IDA (ALIA-WORCA)                                             7.500     09/01/2015         560,088
----------------------------------------------------------------------------------------------------------------------------------
       710,000   Suffolk County IDA (Catholic Charities)                                     6.000     10/01/2020         708,665
----------------------------------------------------------------------------------------------------------------------------------
       235,000   Suffolk County IDA (DDI)                                                    6.000     12/01/2019         237,103
----------------------------------------------------------------------------------------------------------------------------------
       615,000   Suffolk County IDA (DDI)                                                    6.000     10/01/2020         613,844
----------------------------------------------------------------------------------------------------------------------------------
       635,000   Suffolk County IDA (DDI)                                                    6.000     10/01/2020         633,806
----------------------------------------------------------------------------------------------------------------------------------
       360,000   Suffolk County IDA (DDI)                                                    6.250     03/01/2009         363,150
----------------------------------------------------------------------------------------------------------------------------------
     5,025,000   Suffolk County IDA (DDI)                                                    7.250     03/01/2024       5,255,396
----------------------------------------------------------------------------------------------------------------------------------
     8,790,000   Suffolk County IDA (DDI)                                                    8.750     03/01/2023       9,227,566
----------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Suffolk County IDA (Dowling College)                                        5.000     06/01/2036       2,857,260
----------------------------------------------------------------------------------------------------------------------------------
     3,275,000   Suffolk County IDA (Dowling College)                                        6.700     12/01/2020       3,341,843
----------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Suffolk County IDA (Easter Long Island Hospital
                 Assoc.)                                                                     5.375     01/01/2027       2,844,660
----------------------------------------------------------------------------------------------------------------------------------
     2,745,000   Suffolk County IDA (Easter Long Island Hospital
                 Assoc.)                                                                     5.500     01/01/2037       2,544,093
----------------------------------------------------------------------------------------------------------------------------------
     1,740,000   Suffolk County IDA (Family Residences)                                      6.000     12/01/2019       1,755,573
----------------------------------------------------------------------------------------------------------------------------------
     1,345,000   Suffolk County IDA (Family Services League)                                 5.000     11/01/2027       1,384,153
----------------------------------------------------------------------------------------------------------------------------------
       830,000   Suffolk County IDA (Family Services League)                                 5.000     11/01/2034         845,836
----------------------------------------------------------------------------------------------------------------------------------
       125,000   Suffolk County IDA (Federation of Organizations)                            7.625     04/01/2010         128,081
----------------------------------------------------------------------------------------------------------------------------------
     2,195,000   Suffolk County IDA (Federation of Organizations)                            8.125     04/01/2030       2,276,017
----------------------------------------------------------------------------------------------------------------------------------
     2,600,000   Suffolk County IDA (Gurwin Jewish-Phase II)                                 6.700     05/01/2039       2,785,458
----------------------------------------------------------------------------------------------------------------------------------
     3,860,000   Suffolk County IDA (Huntington First Aid Squad)                             6.650     11/01/2017       3,963,757
----------------------------------------------------------------------------------------------------------------------------------
       270,000   Suffolk County IDA (Independent Group Home
                 Living)                                                                     6.000     12/01/2019         272,417
----------------------------------------------------------------------------------------------------------------------------------
     1,360,000   Suffolk County IDA (Independent Group Home
                 Living)                                                                     6.000     10/01/2020       1,357,443
----------------------------------------------------------------------------------------------------------------------------------
     7,200,000   Suffolk County IDA (Jefferson's Ferry)                                      5.000     11/01/2028       6,783,480
----------------------------------------------------------------------------------------------------------------------------------
    13,920,000   Suffolk County IDA (Keyspan-Port Jefferson Center)                          5.250     06/01/2027      14,144,112
----------------------------------------------------------------------------------------------------------------------------------
     4,065,000   Suffolk County IDA (L.I. Network Community
                 Services)                                                                   7.550     02/01/2034       4,186,422
----------------------------------------------------------------------------------------------------------------------------------
     8,000,000   Suffolk County IDA (Medford Hamlet Assisted
                 Living)                                                                     6.375     01/01/2039       8,019,920
----------------------------------------------------------------------------------------------------------------------------------
     1,865,000   Suffolk County IDA (Nassau-Suffolk Services for
                 Autism)                                                                     6.750     11/01/2036       1,851,982
----------------------------------------------------------------------------------------------------------------------------------
       635,000   Suffolk County IDA (Nassau-Suffolk Services for
                 Autism)                                                                     6.750     11/01/2036         630,568
----------------------------------------------------------------------------------------------------------------------------------
     3,080,000   Suffolk County IDA (New Interdisciplinary School)                           6.750     12/01/2019       3,122,658
----------------------------------------------------------------------------------------------------------------------------------
       450,000   Suffolk County IDA (Nissequogue Cogeneration
                 Partners)                                                                   4.875     01/01/2008         449,330
----------------------------------------------------------------------------------------------------------------------------------
     8,750,000   Suffolk County IDA (Nissequogue Cogeneration
                 Partners)                                                                   5.300     01/01/2013       8,563,013
----------------------------------------------------------------------------------------------------------------------------------
    18,925,000   Suffolk County IDA (Nissequogue Cogeneration
                 Partners)                                                                   5.500     01/01/2023      18,135,449
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Suffolk County IDA (Peconic Landing Retirement
                 Home)                                                                       8.000     10/01/2020       1,087,320
----------------------------------------------------------------------------------------------------------------------------------


                         24 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY            VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$    2,850,000   Suffolk County IDA (Peconic Landing Retirement
                 Home)                                                                       8.000%    10/01/2030   $   3,088,944
----------------------------------------------------------------------------------------------------------------------------------
     4,800,000   Suffolk County IDA (Pederson-Krager Center)                                 7.200     02/01/2035       5,021,712
----------------------------------------------------------------------------------------------------------------------------------
       145,000   Suffolk County IDA (Pederson-Krager Center)                                 7.625     04/01/2010         150,364
----------------------------------------------------------------------------------------------------------------------------------
     2,545,000   Suffolk County IDA (Pederson-Krager Center)                                 8.125     04/01/2030       2,704,444
----------------------------------------------------------------------------------------------------------------------------------
       150,000   Suffolk County IDA (St. Vincent De Paul in the
                 Diocese of Rockville Center)                                                7.000     04/01/2010         154,332
----------------------------------------------------------------------------------------------------------------------------------
     2,595,000   Suffolk County IDA (St. Vincent De Paul in the
                 Diocese of Rockville Center)                                                8.000     04/01/2030       2,709,751
----------------------------------------------------------------------------------------------------------------------------------
       535,000   Suffolk County IDA (Suffolk Hotels)                                         6.000     10/01/2020         533,994
----------------------------------------------------------------------------------------------------------------------------------
     2,140,000   Suffolk County IDA (United Cerebral Palsy Assoc.)                           6.000     12/01/2019       2,159,153
----------------------------------------------------------------------------------------------------------------------------------
     3,325,000   Suffolk County IDA (United Cerebral Palsy Assoc.)                           7.875     09/01/2041       3,426,446
----------------------------------------------------------------------------------------------------------------------------------
     1,620,000   Suffolk County IDA (Windmill Village)                                       5.700     12/01/2026       1,687,117
----------------------------------------------------------------------------------------------------------------------------------
     1,305,000   Suffolk County IDA (Windmill Village)                                       5.750     12/01/2031       1,355,660
----------------------------------------------------------------------------------------------------------------------------------
       995,000   Suffolk County IDA (WORCA)                                                  6.000     10/01/2020         993,129
----------------------------------------------------------------------------------------------------------------------------------
        50,000   Suffolk County Water Authority                                              5.125     06/01/2026          52,177
----------------------------------------------------------------------------------------------------------------------------------
     4,000,000   Sullivan County Community College COP 1                                     5.750     08/15/2025       3,841,840
----------------------------------------------------------------------------------------------------------------------------------
     4,355,000   Sullivan County IDA (Center for Discovery)                                  5.625     06/01/2013       4,328,304
----------------------------------------------------------------------------------------------------------------------------------
    14,115,000   Sullivan County IDA (Center for Discovery)                                  5.875     07/01/2022      13,956,630
----------------------------------------------------------------------------------------------------------------------------------
     6,400,000   Sullivan County IDA (Center for Discovery)                                  6.000     06/01/2019       6,415,424
----------------------------------------------------------------------------------------------------------------------------------
    13,840,000   Sullivan County IDA (Center for Discovery)                                  6.000     07/01/2037      13,622,435
----------------------------------------------------------------------------------------------------------------------------------
     4,800,000   Sullivan County IDA (Center for Discovery)                                  6.500     06/01/2025       4,921,152
----------------------------------------------------------------------------------------------------------------------------------
     4,650,000   Sullivan County IDA (Center for Discovery)                                  6.950     02/01/2035       4,885,848
----------------------------------------------------------------------------------------------------------------------------------
     1,915,000   Sullivan County IDA (Center for Discovery)                                  7.250     02/01/2012       1,982,465
----------------------------------------------------------------------------------------------------------------------------------
     9,965,000   Sullivan County IDA (Center for Discovery)                                  7.750     02/01/2027      10,499,024
----------------------------------------------------------------------------------------------------------------------------------
     8,350,000   Sullivan County IDA (SCCC Dorm Corp. Civic
                 Facility)                                                                   7.250     06/01/2027       8,466,900
----------------------------------------------------------------------------------------------------------------------------------
       145,000   Syracuse Hsg. Authority (Loretto Sedgwick Heights
                 Corp.)                                                                      7.375     11/01/2008         144,002
----------------------------------------------------------------------------------------------------------------------------------
     6,995,000   Syracuse Hsg. Authority (Loretto Sedgwick Heights
                 Corp.)                                                                      8.500     11/01/2031       6,843,698
----------------------------------------------------------------------------------------------------------------------------------
     6,590,000   Syracuse Hsg. Authority (LRRHCF)                                            5.800     08/01/2037       6,758,968
----------------------------------------------------------------------------------------------------------------------------------
     2,435,000   Syracuse Hsg. Authority (Pavilion on James)                                 7.500     11/01/2042       2,320,945
----------------------------------------------------------------------------------------------------------------------------------
        75,000   Syracuse IDA (Anoplate Corp.)                                               7.250     11/01/2007          75,101
----------------------------------------------------------------------------------------------------------------------------------
     2,195,000   Syracuse IDA (Anoplate Corp.)                                               8.000     11/01/2022       2,277,730
----------------------------------------------------------------------------------------------------------------------------------
   168,000,000   Syracuse IDA (Carousel Center) 4                                            5.000     01/01/2036     170,100,000
----------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Syracuse IDA (Crouse Irving Health Hospital)                                5.375     01/01/2023         903,240
----------------------------------------------------------------------------------------------------------------------------------
    13,885,000   Syracuse IDA (James Square)                                                 7.197 2   08/01/2025       4,161,335
----------------------------------------------------------------------------------------------------------------------------------
       725,000   Syracuse IDA (Jewish Home of Central New York)                              7.375     03/01/2021         766,231
----------------------------------------------------------------------------------------------------------------------------------
     2,050,000   Syracuse IDA (Jewish Home of Central New York)                              7.375     03/01/2031       2,160,721
----------------------------------------------------------------------------------------------------------------------------------
        75,000   Taconic Hills Central School District at Craryville                         5.000     06/15/2026          77,797
----------------------------------------------------------------------------------------------------------------------------------
     7,500,000   Tobacco Settlement Financing Corp. (TASC)                                   5.500     06/01/2019       8,040,075
----------------------------------------------------------------------------------------------------------------------------------
    13,825,000   Tobacco Settlement Financing Corp. (TASC)                                   5.500     06/01/2021      14,770,077
----------------------------------------------------------------------------------------------------------------------------------
     3,750,000   Tompkins County IDA (Ithacare Center)                                       6.200     02/01/2037       3,831,488
----------------------------------------------------------------------------------------------------------------------------------
        55,000   Tompkins Health Care Corp. (Reconstruction
                 Home)                                                                      10.800     02/01/2028          60,418
----------------------------------------------------------------------------------------------------------------------------------
       470,000   Tonawanda Senior Citizen Hsg. Corp.                                         6.500     12/01/2010         475,156
----------------------------------------------------------------------------------------------------------------------------------
    16,760,000   Triborough Bridge & Tunnel Authority 4                                      5.000     01/01/2032      17,224,922
----------------------------------------------------------------------------------------------------------------------------------
        25,000   Triborough Bridge & Tunnel Authority                                        5.000     01/01/2032          25,492
----------------------------------------------------------------------------------------------------------------------------------
    33,060,000   Triborough Bridge & Tunnel Authority, Series A 4                            5.000     01/01/2027      33,852,614
----------------------------------------------------------------------------------------------------------------------------------
   115,500,000   TSASC, Inc. (TFABs) 4                                                       5.000     06/01/2034     108,768,083
----------------------------------------------------------------------------------------------------------------------------------


                         25 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$  287,180,000   TSASC, Inc. (TFABs) 4                                                       5.125%    06/01/2042   $   271,523,515
------------------------------------------------------------------------------------------------------------------------------------
    11,250,000   TSASC, Inc. (TFABs)                                                         5.000     06/01/2026        10,918,238
------------------------------------------------------------------------------------------------------------------------------------
    33,890,000   TSASC, Inc. (TFABs)                                                         5.000     06/01/2034        31,914,552
------------------------------------------------------------------------------------------------------------------------------------
    48,945,000   TSASC, Inc. (TFABs)                                                         5.125     06/01/2042        46,256,941
------------------------------------------------------------------------------------------------------------------------------------
       995,000   UCP/HCA of Chemung County                                                   6.600     08/01/2022         1,016,990
------------------------------------------------------------------------------------------------------------------------------------
     2,175,000   Ulser County Tobacco Asset Securitization Corp. 1                           6.250     06/01/2025         2,275,964
------------------------------------------------------------------------------------------------------------------------------------
    13,200,000   Ulster County IDA (Benedictine Hospital)                                    6.500     11/01/2036        12,978,900
------------------------------------------------------------------------------------------------------------------------------------
     1,710,000   Ulster County IDA (Brooklyn Bottling)                                       8.600     06/30/2022         1,717,404
------------------------------------------------------------------------------------------------------------------------------------
     4,000,000   Ulster County IDA (Kingston Hospital)                                       5.650     11/15/2024         4,105,880
------------------------------------------------------------------------------------------------------------------------------------
     1,465,000   Ulster County IDA (Mid-Hudson Family Health
                 Services)                                                                   5.350     07/01/2023         1,489,773
------------------------------------------------------------------------------------------------------------------------------------
       175,000   Ulster County Res Rec                                                       5.000     03/01/2019           180,787
------------------------------------------------------------------------------------------------------------------------------------
       185,000   Ulster County Res Rec                                                       5.000     03/01/2020           190,570
------------------------------------------------------------------------------------------------------------------------------------
     3,005,000   Ulster County Tobacco Asset Securitization Corp.                            0.000 5   06/01/2040         2,647,946
------------------------------------------------------------------------------------------------------------------------------------
     2,935,000   Ulster County Tobacco Asset Securitization Corp.                            6.000     06/01/2040         3,010,899
------------------------------------------------------------------------------------------------------------------------------------
     2,000,000   United Nations Devel. Corp., Series A                                       5.250     07/01/2026         2,006,140
------------------------------------------------------------------------------------------------------------------------------------
       500,000   Utica GO                                                                    6.100     01/15/2013           533,100
------------------------------------------------------------------------------------------------------------------------------------
     3,550,000   Utica IDA (Utica College Civic Facility)                                    6.850     12/01/2031         3,793,140
------------------------------------------------------------------------------------------------------------------------------------
     2,455,000   Wayne County IDA (ARC)                                                      8.375     03/01/2018         2,459,665
------------------------------------------------------------------------------------------------------------------------------------
        20,000   Westchester County GO                                                       5.375     12/15/2014            20,062
------------------------------------------------------------------------------------------------------------------------------------
       300,000   Westchester County Healthcare Corp., Series A                               5.875     11/01/2025           306,813
------------------------------------------------------------------------------------------------------------------------------------
     1,870,000   Westchester County IDA (Beth Abraham Hospital)                              8.375     12/01/2025         1,896,367
------------------------------------------------------------------------------------------------------------------------------------
        90,000   Westchester County IDA (Children's Village)                                 5.375     03/15/2019            90,466
------------------------------------------------------------------------------------------------------------------------------------
     4,120,000   Westchester County IDA (Children's Village)                                 6.000     06/01/2022         4,214,966
------------------------------------------------------------------------------------------------------------------------------------
     1,215,000   Westchester County IDA (Clearview School)                                   7.250     01/01/2035         1,255,302
------------------------------------------------------------------------------------------------------------------------------------
     1,300,000   Westchester County IDA (Guiding Eyes for the
                 Blind)                                                                      5.375     08/01/2024         1,345,682
------------------------------------------------------------------------------------------------------------------------------------
     2,000,000   Westchester County IDA (Hebrew Hospital Senior
                 Hsg.)                                                                       7.375     07/01/2030         2,117,140
------------------------------------------------------------------------------------------------------------------------------------
     1,560,000   Westchester County IDA (JDAM)                                               6.750     04/01/2016         1,572,121
------------------------------------------------------------------------------------------------------------------------------------
     3,325,000   Westchester County IDA (Lawrence Hospital)                                  5.000     01/01/2028         3,248,159
------------------------------------------------------------------------------------------------------------------------------------
       820,000   Westchester County IDA (Lawrence Hospital)                                  5.125     01/01/2018           827,060
------------------------------------------------------------------------------------------------------------------------------------
     1,275,000   Westchester County IDA (Living Independently for
                 the Elderly)                                                                5.375     08/20/2021         1,344,985
------------------------------------------------------------------------------------------------------------------------------------
     3,035,000   Westchester County IDA (Living Independently for
                 the Elderly)                                                                5.400     08/20/2032         3,169,633
------------------------------------------------------------------------------------------------------------------------------------
     1,545,000   Westchester County IDA (Rippowam-Cisqua
                 School)                                                                     5.750     06/01/2029         1,559,956
------------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Westchester County IDA (Schnurmacher Center)                                6.500     11/01/2013         1,054,620
------------------------------------------------------------------------------------------------------------------------------------
     1,710,000   Westchester County IDA (Schnurmacher Center)                                6.500     11/01/2033         1,787,549
------------------------------------------------------------------------------------------------------------------------------------
       160,000   Westchester County IDA (Westchester Airport
                 Assoc.)                                                                     5.950     08/01/2024           160,613
------------------------------------------------------------------------------------------------------------------------------------
     2,590,000   Westchester County IDA (Winward School)                                     5.250     10/01/2031         2,609,503
------------------------------------------------------------------------------------------------------------------------------------
    52,500,000   Westchester County Tobacco Asset Securitization
                 Corp. 4                                                                     5.125     06/01/2038        50,230,425
------------------------------------------------------------------------------------------------------------------------------------
    52,670,000   Westchester County Tobacco Asset Securitization
                 Corp. 4                                                                     5.125     06/01/2045        49,827,008
------------------------------------------------------------------------------------------------------------------------------------
    76,375,000   Westchester County Tobacco Asset Securitization
                 Corp.                                                                       0.000 5   07/15/2039        86,335,064
------------------------------------------------------------------------------------------------------------------------------------
     7,400,000   Westchester County Tobacco Asset Securitization
                 Corp.                                                                       5.125     06/01/2038         7,080,098
------------------------------------------------------------------------------------------------------------------------------------


                         26 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$    3,515,000   Yates County IDA (SSMH)                                                     5.650%    02/01/2039   $     3,653,280
------------------------------------------------------------------------------------------------------------------------------------
     4,500,000   Yonkers GO                                                                  5.000     08/01/2035         4,627,530
------------------------------------------------------------------------------------------------------------------------------------
     4,685,000   Yonkers IDA (Hudson Scenic Studio)                                          6.625     11/01/2019         4,753,776
------------------------------------------------------------------------------------------------------------------------------------
     4,445,000   Yonkers IDA (Monastery Manor Associates)                                    5.250     04/01/2037         4,547,324
------------------------------------------------------------------------------------------------------------------------------------
     1,590,000   Yonkers IDA (Philipsburgh Hall Associates)                                  7.500     11/01/2030         1,378,816
------------------------------------------------------------------------------------------------------------------------------------
       730,000   Yonkers IDA (Sacred Heart Assoc.)                                           4.800     10/01/2026           722,284
------------------------------------------------------------------------------------------------------------------------------------
     2,355,000   Yonkers IDA (Sacred Heart Assoc.)                                           5.000     10/01/2037         2,347,723
------------------------------------------------------------------------------------------------------------------------------------
     2,515,000   Yonkers IDA (St. John's Riverside Hospital)                                 7.125     07/01/2031         2,647,792
------------------------------------------------------------------------------------------------------------------------------------
       900,000   Yonkers IDA (St. Joseph's Hospital)                                         5.900     03/01/2008           899,064
------------------------------------------------------------------------------------------------------------------------------------
     2,550,000   Yonkers IDA (St. Joseph's Hospital)                                         8.500     12/30/2013         2,557,370
------------------------------------------------------------------------------------------------------------------------------------
     3,145,000   Yonkers IDA (Westchester School)                                            8.750     12/30/2023         3,207,019
------------------------------------------------------------------------------------------------------------------------------------
       800,000   Yonkers Parking Authority                                                   6.000     06/15/2018           826,056
------------------------------------------------------------------------------------------------------------------------------------
     1,215,000   Yonkers Parking Authority                                                   6.000     06/15/2024         1,243,212
                                                                                                                    ----------------
                                                                                                                     10,592,668,052
U.S. POSSESSIONS--22.4%
     2,995,000   Guam EDA (Harmon Village Apartments) 1,9,10                                 9.375     11/01/2018                --
------------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Guam Education Financing Foundation COP                                     5.000     10/01/2023         1,029,970
------------------------------------------------------------------------------------------------------------------------------------
     3,000,000   Guam Government Waterworks Authority &
                 Wastewater System                                                           5.875     07/01/2035         3,067,140
------------------------------------------------------------------------------------------------------------------------------------
       290,000   Guam Power Authority, Series A                                              5.250     10/01/2023           279,508
------------------------------------------------------------------------------------------------------------------------------------
    20,000,000   Guam Power Authority, Series A                                              5.250     10/01/2034        19,341,800
------------------------------------------------------------------------------------------------------------------------------------
     7,525,000   Northern Mariana Islands Ports Authority, Series A                          6.250     03/15/2028         7,134,528
------------------------------------------------------------------------------------------------------------------------------------
    18,185,000   Northern Mariana Islands Ports Authority, Series A                          6.600     03/15/2028        20,457,034
------------------------------------------------------------------------------------------------------------------------------------
       375,000   Puerto Rico Aqueduct & Sewer Authority                                      5.000     07/01/2015           377,513
------------------------------------------------------------------------------------------------------------------------------------
    10,500,000   Puerto Rico Children's Trust Fund (TASC)                                    5.500     05/15/2039        10,512,390
------------------------------------------------------------------------------------------------------------------------------------
    37,950,000   Puerto Rico Children's Trust Fund (TASC) 11                                 5.625     05/15/2043        38,108,252
------------------------------------------------------------------------------------------------------------------------------------
        20,000   Puerto Rico Commonwealth GO                                                 5.000     07/01/2026            20,366
------------------------------------------------------------------------------------------------------------------------------------
    14,000,000   Puerto Rico Commonwealth GO                                                 5.000     07/01/2027        14,169,960
------------------------------------------------------------------------------------------------------------------------------------
    17,010,000   Puerto Rico Commonwealth GO                                                 5.000     07/01/2029        17,227,558
------------------------------------------------------------------------------------------------------------------------------------
    48,655,000   Puerto Rico Commonwealth GO                                                 5.000     07/01/2033        48,977,583
------------------------------------------------------------------------------------------------------------------------------------
   105,355,000   Puerto Rico Commonwealth GO                                                 5.000     07/01/2035       106,202,054
------------------------------------------------------------------------------------------------------------------------------------
     5,605,000   Puerto Rico Commonwealth GO                                                 5.125     07/01/2031         5,673,269
------------------------------------------------------------------------------------------------------------------------------------
     5,250,000   Puerto Rico Commonwealth GO                                                 5.250     07/01/2022         5,495,280
------------------------------------------------------------------------------------------------------------------------------------
     6,350,000   Puerto Rico Commonwealth GO                                                 5.250     07/01/2030         6,567,932
------------------------------------------------------------------------------------------------------------------------------------
    28,985,000   Puerto Rico Commonwealth GO                                                 5.250     07/01/2032        29,875,129
------------------------------------------------------------------------------------------------------------------------------------
     5,000,000   Puerto Rico Electric Power Authority, Series TT                             5.000     07/01/2026         5,141,600
------------------------------------------------------------------------------------------------------------------------------------
    13,350,000   Puerto Rico Electric Power Authority, Series TT                             5.000     07/01/2027        13,696,433
------------------------------------------------------------------------------------------------------------------------------------
    23,155,000   Puerto Rico Electric Power Authority, Series TT                             5.000     07/01/2032        23,555,813
------------------------------------------------------------------------------------------------------------------------------------
    51,350,000   Puerto Rico Electric Power Authority, Series TT                             5.000     07/01/2037        52,079,170
------------------------------------------------------------------------------------------------------------------------------------
    60,000,000   Puerto Rico Electric Power Authority, Series UU 4                           4.111 7   07/01/2029        58,914,750
------------------------------------------------------------------------------------------------------------------------------------
   106,500,000   Puerto Rico Electric Power Authority, Series UU 4                           4.271 7   07/01/2025       100,829,195
------------------------------------------------------------------------------------------------------------------------------------
   209,100,000   Puerto Rico Electric Power Authority, Series UU 4                           4.291 7   07/01/2031       197,966,052
------------------------------------------------------------------------------------------------------------------------------------
        70,000   Puerto Rico HFC                                                             5.100     12/01/2018            70,425
------------------------------------------------------------------------------------------------------------------------------------
     1,890,000   Puerto Rico HFC                                                             5.500     12/01/2023         1,934,264
------------------------------------------------------------------------------------------------------------------------------------
     9,515,000   Puerto Rico Highway & Transportation Authority                              5.000     07/01/2028         9,625,755
------------------------------------------------------------------------------------------------------------------------------------
       270,000   Puerto Rico Highway & Transportation Authority                              5.750     07/01/2020           291,406
------------------------------------------------------------------------------------------------------------------------------------
     8,740,000   Puerto Rico Highway & Transportation Authority,
                 Series G                                                                    5.000     07/01/2033         8,797,946
------------------------------------------------------------------------------------------------------------------------------------
    28,370,000   Puerto Rico Highway & Transportation Authority,
                 Series G                                                                    5.000     07/01/2042        28,459,366
------------------------------------------------------------------------------------------------------------------------------------


                         27 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000   Puerto Rico Highway & Transportation Authority,
                 Series K                                                                    5.000%    07/01/2025   $    10,202,200
------------------------------------------------------------------------------------------------------------------------------------
    14,725,000   Puerto Rico Highway & Transportation Authority,
                 Series K                                                                    5.000     07/01/2026        15,013,168
------------------------------------------------------------------------------------------------------------------------------------
     8,000,000   Puerto Rico Highway & Transportation Authority,
                 Series K                                                                    5.000     07/01/2027         8,140,960
------------------------------------------------------------------------------------------------------------------------------------
     2,000,000   Puerto Rico Highway & Transportation Authority,
                 Series K                                                                    5.000     07/01/2030         2,024,860
------------------------------------------------------------------------------------------------------------------------------------
    21,700,000   Puerto Rico Highway & Transportation Authority,
                 Series M                                                                    5.000     07/01/2032        21,940,653
------------------------------------------------------------------------------------------------------------------------------------
     7,125,000   Puerto Rico Highway & Transportation Authority,
                 Series M                                                                    5.000     07/01/2037         7,181,929
------------------------------------------------------------------------------------------------------------------------------------
    64,815,000   Puerto Rico Highway & Transportation Authority,
                 Series M                                                                    5.000     07/01/2046        65,133,242
------------------------------------------------------------------------------------------------------------------------------------
    125,620,000  Puerto Rico Highway & Transportation Authority,
                 Series N 4                                                                  4.121 7   07/01/2041       119,220,134
------------------------------------------------------------------------------------------------------------------------------------
    54,940,000   Puerto Rico Highway & Transportation Authority,
                 Series N 4                                                                  4.121 7   07/01/2045        52,141,014
------------------------------------------------------------------------------------------------------------------------------------
    20,000,000   Puerto Rico Highway & Transportation Authority,
                 Series N                                                                    4.121 7   07/01/2045        18,958,600
------------------------------------------------------------------------------------------------------------------------------------
     3,650,000   Puerto Rico Infrastructure                                                  5.000     07/01/2025         3,723,657
------------------------------------------------------------------------------------------------------------------------------------
    17,055,000   Puerto Rico Infrastructure                                                  5.000     07/01/2031        17,252,667
------------------------------------------------------------------------------------------------------------------------------------
     6,000,000   Puerto Rico Infrastructure                                                  5.000     07/01/2037         6,039,840
------------------------------------------------------------------------------------------------------------------------------------
    17,590,000   Puerto Rico Infrastructure                                                  5.000     07/01/2037        17,718,935
------------------------------------------------------------------------------------------------------------------------------------
   202,145,000   Puerto Rico Infrastructure                                                  5.000     07/01/2041       203,226,476
------------------------------------------------------------------------------------------------------------------------------------
   154,175,000   Puerto Rico Infrastructure                                                  5.000     07/01/2046       154,868,788
------------------------------------------------------------------------------------------------------------------------------------
     1,080,000   Puerto Rico ITEMECF (Ana G. Mendez University)                              5.375     02/01/2019         1,095,066
------------------------------------------------------------------------------------------------------------------------------------
     1,575,000   Puerto Rico ITEMECF (Ana G. Mendez University)                              5.375     12/01/2021         1,604,673
------------------------------------------------------------------------------------------------------------------------------------
     5,750,000   Puerto Rico ITEMECF (Ana G. Mendez University)                              5.375     02/01/2029         5,761,730
------------------------------------------------------------------------------------------------------------------------------------
     6,315,000   Puerto Rico ITEMECF (Ana G. Mendez University)                              5.500     12/01/2031         6,372,024
------------------------------------------------------------------------------------------------------------------------------------
    42,400,000   Puerto Rico ITEMECF (Cogeneration Facilities)                               6.625     06/01/2026        45,140,312
------------------------------------------------------------------------------------------------------------------------------------
     2,765,000   Puerto Rico ITEMECF (Mennonite General Hospital)                            5.625     07/01/2017         2,600,427
------------------------------------------------------------------------------------------------------------------------------------
      985,000    Puerto Rico ITEMECF (Mennonite General Hospital)                            5.625     07/01/2027           884,215
------------------------------------------------------------------------------------------------------------------------------------
     8,770,000   Puerto Rico ITEMECF (Mennonite General Hospital)                            6.500     07/01/2018         8,771,754
------------------------------------------------------------------------------------------------------------------------------------
    12,380,000   Puerto Rico ITEMECF (Mennonite General Hospital)                            6.500     07/01/2026        12,305,472
------------------------------------------------------------------------------------------------------------------------------------
       325,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)                               6.400     05/01/2009           325,062
------------------------------------------------------------------------------------------------------------------------------------
     2,450,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)                               6.600     05/01/2014         2,449,951
------------------------------------------------------------------------------------------------------------------------------------
     5,250,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)                               6.700     05/01/2024         5,250,368
------------------------------------------------------------------------------------------------------------------------------------
     7,000,000   Puerto Rico ITEMECF (San Lucas & Cristo Redentor
                 Hospitals)                                                                  5.750     06/01/2029         6,489,140
------------------------------------------------------------------------------------------------------------------------------------
       500,000   Puerto Rico ITEMECF (University of the Sacred
                 Heart)                                                                      5.250     09/01/2021           507,015
------------------------------------------------------------------------------------------------------------------------------------
     8,000,000   Puerto Rico ITEMECF (University of the Sacred
                 Heart) 6                                                                    5.250     09/01/2031         8,012,320
------------------------------------------------------------------------------------------------------------------------------------
     5,000,000   Puerto Rico Municipal Finance Agency, Series A                              5.250     08/01/2024         5,196,600
------------------------------------------------------------------------------------------------------------------------------------
     1,500,000   Puerto Rico Municipal Finance Agency, Series A                              5.250     08/01/2025         1,555,980
------------------------------------------------------------------------------------------------------------------------------------
     1,000,000   Puerto Rico Port Authority (American Airlines),
                 Series A                                                                    6.250     06/01/2026         1,000,540
------------------------------------------------------------------------------------------------------------------------------------
    10,440,000   Puerto Rico Port Authority (American Airlines),
                 Series A                                                                    6.300     06/01/2023        10,439,896
------------------------------------------------------------------------------------------------------------------------------------
     1,940,000   Puerto Rico Public Buildings Authority                                      5.000     07/01/2026         1,962,349
------------------------------------------------------------------------------------------------------------------------------------
    57,855,000   Puerto Rico Public Buildings Authority                                      5.000     07/01/2036        58,196,345
------------------------------------------------------------------------------------------------------------------------------------


                         28 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                                               COUPON     MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$   52,000,000   Puerto Rico Public Buildings Authority                                      5.250%    07/01/2029   $    53,772,680
------------------------------------------------------------------------------------------------------------------------------------
    90,400,000   Puerto Rico Public Buildings Authority                                      5.250     07/01/2033        92,953,800
------------------------------------------------------------------------------------------------------------------------------------
       120,000   Puerto Rico Public Buildings Authority                                      5.375     07/01/2033           123,383
------------------------------------------------------------------------------------------------------------------------------------
   120,000,000   Puerto Rico Sales Tax Financing Corp., Series A 4                           4.518 7   08/01/2057       116,758,800
------------------------------------------------------------------------------------------------------------------------------------
   389,700,000   Puerto Rico Sales Tax Financing Corp., Series A                             5.052 2   08/01/2054        38,377,656
------------------------------------------------------------------------------------------------------------------------------------
   186,765,000   Puerto Rico Sales Tax Financing Corp., Series A                             5.250     08/01/2057       193,654,761
------------------------------------------------------------------------------------------------------------------------------------
    13,200,000   Puerto Rico Sales Tax Financing Corp., Series A                             5.340 2   08/01/2056         1,065,372
------------------------------------------------------------------------------------------------------------------------------------
     4,525,000   University of Puerto Rico                                                   5.000     06/01/2026         4,612,423
------------------------------------------------------------------------------------------------------------------------------------
    10,010,000   University of Puerto Rico, Series P                                         5.000     06/01/2022        10,275,065
------------------------------------------------------------------------------------------------------------------------------------
     5,280,000   University of Puerto Rico, Series P                                         5.000     06/01/2030         5,351,966
------------------------------------------------------------------------------------------------------------------------------------
    24,375,000   University of Puerto Rico, Series Q                                         5.000     06/01/2030        24,707,231
------------------------------------------------------------------------------------------------------------------------------------
    65,780,000   University of Puerto Rico, Series Q                                         5.000     06/01/2036        66,258,878
------------------------------------------------------------------------------------------------------------------------------------
     9,230,000   University of V.I., Series A                                                5.375     06/01/2034         9,283,811
------------------------------------------------------------------------------------------------------------------------------------
     2,040,000   University of V.I., Series A                                                6.250     12/01/2029         2,119,662
------------------------------------------------------------------------------------------------------------------------------------
     1,250,000   V.I. Government Refinery Facilities (Hovensa Coker)                         6.500     07/01/2021         1,331,775
------------------------------------------------------------------------------------------------------------------------------------
        25,000   V.I. HFA, Series A                                                          6.450     03/01/2016            25,266
------------------------------------------------------------------------------------------------------------------------------------
    18,720,000   V.I. Public Finance Authority (Gross Receipts Taxes
                 Loan)                                                                       5.000     10/01/2031        18,247,320
------------------------------------------------------------------------------------------------------------------------------------
       550,000   V.I. Public Finance Authority (Gross Receipts Taxes
                 Loan) 6                                                                     5.000     10/01/2033           545,254
------------------------------------------------------------------------------------------------------------------------------------
    27,733,000   V.I. Public Finance Authority (Hovensa Coker)                               6.500     07/01/2021        29,547,293
------------------------------------------------------------------------------------------------------------------------------------
     8,000,000   V.I. Public Finance Authority (Hovensa Refinery)                            6.125     07/01/2022         8,286,560
------------------------------------------------------------------------------------------------------------------------------------
    11,700,000   V.I. Public Finance Authority (Hovensa)                                     5.875     07/01/2022        12,140,739
------------------------------------------------------------------------------------------------------------------------------------
     1,000,000   V.I. Public Finance Authority, Series A                                     5.250     10/01/2023         1,028,310
------------------------------------------------------------------------------------------------------------------------------------
       750,000   V.I. Public Finance Authority, Series A                                     5.250     10/01/2024           769,433
------------------------------------------------------------------------------------------------------------------------------------
     1,000,000   V.I. Public Finance Authority, Series A 6                                   5.500     10/01/2018         1,015,200
------------------------------------------------------------------------------------------------------------------------------------
    16,220,000   V.I. Public Finance Authority, Series A                                     5.500     10/01/2022        16,374,035
------------------------------------------------------------------------------------------------------------------------------------
     7,500,000   V.I. Public Finance Authority, Series A 6                                   5.625     10/01/2025         7,653,600
------------------------------------------------------------------------------------------------------------------------------------
        50,000   V.I. Public Finance Authority, Series A 6                                   5.625     10/01/2025            51,233
------------------------------------------------------------------------------------------------------------------------------------
     3,830,000   V.I. Public Finance Authority, Series E 6                                   6.000     10/01/2022         3,890,208
------------------------------------------------------------------------------------------------------------------------------------
     1,575,000   V.I. Water & Power Authority                                                5.300     07/01/2018         1,588,325
------------------------------------------------------------------------------------------------------------------------------------
     3,515,000   V.I. Water & Power Authority                                                5.300     07/01/2021         3,527,654
------------------------------------------------------------------------------------------------------------------------------------
     2,500,000   V.I. Water & Power Authority                                                5.500     07/01/2017         2,555,850
------------------------------------------------------------------------------------------------------------------------------------
       300,000   V.I. Water & Power Authority, Series A                                      5.000     07/01/2031           294,657
                                                                                                                    ----------------
                                                                                                                      2,472,776,003
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $13,076,185,764)-118.2%                                                            13,065,444,055
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(18.2)                                                                         (2,016,361,090)
                                                                                                                    ----------------
NET ASSETS-100.0%                                                                                                   $11,049,082,965
                                                                                                                    ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $66,720,940, which represents 0.60% of the Fund's net assets,. See accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Subject to a deferred-interest forebearance agreement. Rate shown is current rate.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

7. Represents the current interest rate for a variable or increasing rate security.

8. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

9. Issue is in default. See accompanying Notes.


                         29 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

10. Non-income producing security.

11. When-issued security or forward commitment to be delivered and settled after September 30, 2007. See accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS       Assoc. for Children with Down Syndrome
ACLD       Adults and Children with Learning and Developmental Disabilities
ADD        Aid to the Developmentally Disabled
ALIA       Alliance of Long Island Agencies
ARC        Assoc. of Retarded Citizens
CCRC       Continuing Care Retirement Community
CFGA       Child and Family Guidance Assoc.
CHSLI      Catholic Health Services of Long Island
CNGCS      Central Nassau Guidance and Counseling Services
COP        Certificates of Participation
CSMR       Community Services for the Mentally Retarded
DA         Dormitory Authority
DDI        Developmental Disabilities Institute
DRIVERS    Derivative Inverse Tax Exempt Receipts
EDA        Economic Devel. Authority
EFC        Environmental Facilities Corp.
ERDA       Energy Research and Devel. Authority
FREE       Family Residences and Essential Enterprises
GJSR       Gurwin Jewish Senior Residences
GO         General Obligation
GSHMC      Good Samaritan Hospital Medical Center
HDC        Housing Devel. Corp.
HFA        Housing Finance Agency
HFC        Housing Finance Corp.
HH         Harmony Heights, Inc.
HHS        Harmony Heights School
HJDOI      Hospital for Joint Diseases Orthopedic Institute
IDA        Industrial Devel. Agency
IGHL       Independent Group Home for Living
ITEMECF    Industrial, Tourist, Educational, Medical and Environmental Community
             Facilities
JCC        Jewish Community Center
JDAM       Julia Dyckman Andrus Memorial
JFK        John Fitzgerald Kennedy
L.I.       Long Island
LGSC       Local Government Services Corp.
LILCO      Long Island Lighting Corp.
LIMC       Long Island Medical Center
LRRHCF     Loretto Rest Residential Health Care Facility
LVH        Little Village House
MCH        Maryhaven Center of Hope
MMC        Mercy Medical Center
MSH/NYU    Mount Sinai Hospital/New York University
MTA        Metropolitan Transportation Authority
NSLIJHS    North Shore Long Island Jewish Health System
NSUHGC     North Shore University Hospital at Glen Cove
NY/NJ      New York/New Jersey
NYC        New York City
NYS        New York State
NYU        New York University
P-Floats   Puttable Floats
PRAMS      Prudential Receipts of Accrual Municipal Securities
PSCH       Professional Service Centers for the Handicapped, Inc.
RIBS       Residual Interest Bonds
RITES      Residual Interest Tax Exempt Security
ROLs       Residual Option Longs


                         30 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Res Rec    Resource Recovery Facility
SCCC       Sullivan County Community College
SCHRC      St. Charles Hospital and Rehabilitation Center
SCSB       Schuyler Community Services Board
SCSMC      St. Catherine of Sienna Medical Center
SFH        St. Francis Hospital
SLCD       School for Language and Communication Devel.
SMCFS      St. Mary's Children and Family Services
SONYMA     State of New York Mortgage Agency
SSMH       Soldiers and Sailors Memorial Hospital
SUNY       State University of New York
SV         Sienna Village
TASC       Tobacco Settlement Asset-Backed Bonds
TFABs      Tobacco Flexible Amortization Bonds
UBF        University of Buffalo Foundation
UCP/HCA    United Cerebral Palsy Assoc. and Handicapped Children's Assoc.
UCPAGS     United Cerebral Palsy Assoc. of Greater Suffolk
UDC        Urban Devel. Corp.
V.I.       United States Virgin Islands
WORCA      Working Organization for Retarded Children and Adults
WWH        Wyandach/Wheatley Heights
YMCA       Young Men's Christian Assoc.

DISTRIBUTION OF INVESTMENTS BY CATEGORY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

Category                                                Market Value    Percent
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                   $1,621,722,287       12.4%
Hospital/Health Care                                   1,204,367,266        9.2
Electric Utilities                                     1,040,243,188        8.0
Highways/Commuter Facilities                             983,361,133        7.5
General Obligation                                       826,834,624        6.3
Airlines                                                 739,936,515        5.7
Tax Increment Financing (TIF)                            711,207,679        5.5
Water Utilities                                          676,477,044        5.2
Special Tax                                              566,890,523        4.4
Marine/Aviation Facilities                               563,982,173        4.3
Higher Education                                         487,241,289        3.7
Multifamily Housing                                      446,761,694        3.4
Sales Tax Revenue                                        366,814,230        2.8
Government Appropriation                                 306,893,618        2.4
Commercial Services & Supplies                           287,280,136        2.2
Municipal Leases                                         286,799,975        2.2
Adult Living Facilities                                  283,402,618        2.2
Single Family Housing                                    281,513,771        2.2
Real Estate                                              234,484,741        1.8
Education                                                201,326,891        1.5
Paper, Containers & Packaging                            193,493,075        1.5
Sports Facility Revenue                                  151,211,442        1.2
Resource Recovery                                        113,215,122        0.9
Hotels, Restaurants & Leisure                            112,329,788        0.9
Not-for-Profit Organization                              105,655,920        0.8
Oil, Gas & Consumable Fuels                               39,165,628        0.3
Gas Utilities                                             24,839,868        0.2
Parking Fee Revenue                                       24,740,044        0.2
Household Products                                        23,821,222        0.2
Food Products                                             20,937,697        0.2
Student Housing                                           16,431,584        0.1


                         31 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Casino                                                    16,379,046        0.1
Building Products                                         14,360,219        0.1
Electrical Equipment                                      14,291,206        0.1
Automobiles                                               13,048,168        0.1
Media                                                      9,722,311        0.1
Construction & Engineering                                 9,577,214        0.1
Chemicals                                                  5,449,422        0.0
Aerospace & Defense                                        5,147,832        0.0
Sewer Utilities                                            4,413,521        0.0
Auto Components                                            3,385,026        0.0
Textiles, Apparel & Luxury Goods                           3,293,616        0.0
Pharmaceuticals                                            3,248,612        0.0
Transportation Infrastructure                              3,242,011        0.0
Household Durables                                         3,152,679        0.0
Personal Products                                          2,511,918        0.0
Metals & Mining                                            2,352,831        0.0
Distributors                                               2,233,224        0.0
Special Assessment                                         2,006,140        0.0
Specialty Retail                                           1,719,268        0.0
Beverages                                                  1,717,404        0.0
Communications Equipment                                     805,757        0.0
Correctional Facilities                                        3,845        0.0
                                                    ----------------------------
Total                                               $ 13,065,444,055      100.0%
                                                    ============================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with


                         32 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2007, the Fund had purchased $15,108,154 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $819,365,754 as of September 30, 2007, which represents 6.17% of the Fund's total assets.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At September 30, 2007, municipal bond holdings with a value of $2,885,879,666 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $2,092,895,000 in short-term floating rate notes issued and outstanding at that date.

At September 30, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

                                                                                                           VALUE AS OF
 PRINCIPAL                                                                      COUPON      MATURITY     SEPTEMBER 30,
    AMOUNT   INVERSE FLOATERS 1                                                RATES 2         DATES              2007
-----------------------------------------------------------------------------------------------------------------------
$3,340,000   Erie County Tobacco Asset Securitization Corp. RITES                 5.52%       6/1/38     $   2,926,976
21,250,000   Erie County, NY Tobacco Asset Securitization Corp. RITES             5.52        6/1/45        18,041,462
14,940,000   Erie County, NY Tobacco Asset Securitization Corp. RITES             5.52        6/1/45        12,684,209
 9,305,000   Erie County Tobacco Asset Securitization Corp. RITES                 5.52        6/1/38         8,154,344
 2,915,000   L.I. Power Authority RITES                                           8.79        9/1/28         3,659,141
 2,125,000   MTA RITES                                                            7.72      11/15/32         2,366,400
 1,910,000   MTA RITES                                                            7.72      11/15/28         2,190,464
14,200,000   MTA RITES                                                            7.72      11/15/25        16,314,380
10,000,000   MTA RITES                                                            7.72      11/15/30        11,061,800
 5,000,000   MTA RITES                                                            7.72      11/15/30         5,530,900
 2,890,000   MTA RITES                                                            7.72      11/15/30         3,196,860
 7,500,000   MTA RITES                                                            7.72      11/15/31         8,378,100
 2,100,000   MTA DRIVERS                                                          5.46       5/15/13         1,928,052
 2,220,000   MTA Service Contract RITES                                           8.07        1/1/24         2,652,767
 3,560,000   NY Counties Tobacco Trust I (TASC) RITES                             7.43        6/1/28         3,964,345


                         33 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

 9,615,000   NY Counties Tobacco Trust I RITES                                    7.27        6/1/42        10,400,738
 2,960,000   NY Counties Tobacco Trust I RITES                                    7.18        6/1/35         3,191,176
 5,000,000   NY Counties Tobacco Trust II RITES                                   8.30        6/1/43         5,173,050
12,950,000   NY Counties Tobacco Trust II RITES                                   8.30        6/1/43        13,398,199
14,900,000   NY Counties Tobacco Trust II RITES                                   6.60        6/1/35        15,152,853
 5,725,000   NY Counties Tobacco Trust IV RITES                                   5.52        6/1/45         4,852,109
 8,700,000   NY Counties Tobacco Trust IV RITES                                   5.52        6/1/45         7,373,511
12,300,000   NY Counties Tobacco Trust IV RITES                                   5.52        6/1/42        10,492,023
10,210,000   NY Counties Tobacco Trust IV RITES                                   5.52        6/1/42         8,709,232
 1,500,000   NY Counties Tobacco Trust IV RITES                                   5.52        6/1/45         1,271,295
20,000,000   Nassau County Tobacco Settlement Corp. RITES                         5.71        6/1/46        17,726,000
 5,875,000   NYC Health & Hospital Corp. RITES                                    7.75       2/15/20         6,509,735
 2,805,000   NYC Municipal Water Finance Authority RITES                          7.76       6/15/27         3,001,630
 3,555,000   NYC Municipal Water Finance Authority RITES                          8.22       6/15/21         3,696,702
11,210,000   NYC Municipal Water Finance Authority RITES                          8.19       6/15/32        12,885,222
 7,850,000   NYC Municipal Water Finance Authority RITES                          7.72       6/15/34         8,384,742
 2,930,000   NYC Municipal Water Finance Authority RITES                          7.69       6/15/32         3,223,000
12,750,000   NYC Municipal Water Finance Authority DRIVERS                        7.46       6/15/13        14,078,932
16,675,000   NYC Municipal Water Finance Authority ROLs                           7.89       6/15/36        18,395,526
11,860,000   NYC Municipal Water Finance Authority RITES                          7.83       6/15/34        12,908,424
 4,500,000   NYC Municipal Water Finance Authority RITES                          7.83       6/15/38         4,879,620
 6,875,000   NYC Municipal Water Finance Authority ROLs                           7.89       6/15/31         7,751,837
10,025,000   NYC Municipal Water Finance Authority ROLs                           7.89       6/15/37        11,119,529
 7,875,000   NYC Municipal Water Finance Authority ROLs                           7.89       6/15/39         8,626,590
 4,935,000   NYC Municipal Water Finance Authority ROLs                           7.89       6/15/39         5,474,790
 4,500,000   NYC Municipal Water Finance Authority ROLs                           7.91       6/15/39         4,983,120
14,425,000   NYC Municipal Water Finance Authority RITES                          7.77       6/15/26        16,294,192
 2,850,000   NYS DA (Municipal Health Facilities) RITES                           7.76       1/15/23         3,136,767
 3,310,000   NYS DA P-Floats                                                      7.83        2/1/28         3,748,509
 6,890,000   NYS DA ROLs 3                                                        6.42        5/1/33         3,346,749
 1,115,000   NYS DA ROLs 3                                                        5.83        5/1/18         1,036,225
 6,415,000   NYS DA ROLs                                                          7.91       2/15/37         6,982,471
 5,000,000   NYS DA RITES                                                        10.72        2/1/12         6,807,000
 3,115,000   NYS DA (Menorah Home & Hospital) RITES                               8.13        8/1/38         3,475,717
 9,415,000   NYS DA (Lutheran Social Services of Upstate New York) RITES          6.51        2/1/38         9,827,000
 4,625,000   NYS DA (Mental Health) RITES                                         7.76       2/15/23         5,008,783
 3,485,000   NYS ERDA (NIMO) RITES                                                8.36       11/1/25         3,944,323
 3,625,000   NYS ERDA (RG&E) Residual Certificates                               11.17        9/1/33         4,149,538
 8,390,000   SONYMA RITES                                                         7.60       10/1/34         7,584,392
 9,275,000   SONYMA, Series 71 RITES                                              6.64        4/1/29         9,590,721
 2,485,000   SONYMA, Series 69 RITES                                              6.71       10/1/28         2,553,611
 5,500,000   SONYMA, Series 73 RITES                                              8.87       10/1/28         5,667,750
 5,825,000   NYS DA (Menorah Home) RITES                                          8.32        8/1/38         6,426,606
 2,375,000   NYS DA (Montefiore Medical) RITES                                    9.57        8/1/38         2,728,828
 7,140,000   NYS Thruway Authority RITES                                          7.75        1/1/25         7,514,564
20,000,000   Port Authority NY/NJ RITES                                           7.69       9/15/13        22,244,000
36,115,000   Puerto Rico Highway & Transportation Authority ROLs                  5.14        7/1/45        26,916,148
31,560,000   Puerto Rico Electric Power Authority ROLS 3                          5.79        7/1/31        14,755,247


                         34 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

15,000,000   Puerto Rico Electric Power Authority ROLS 3                          4.12        7/1/29        13,914,750
12,000,000   Puerto Rico Sales Tax Financing Corp. ROLs 3                         7.81        8/1/57         8,758,800
 2,125,000   Rensselaer County Tobacco Asset Securitization Corp. RITES           8.30        6/1/35         2,179,103
 2,430,000   Rensselaer County Tobacco Asset Securitization Corp. RITES           8.30        6/1/43         2,514,102
 3,075,000   Rockland County Tobacco Asset Securitization Corp. RITES             7.90       8/15/35         3,156,457
 3,360,000   Rockland County Tobacco Asset Securitization Corp. RITES             7.90       8/15/43         3,480,960
42,000,000   Syracuse IDA (Carousel Center) ROLs                                  7.54        1/1/36        44,100,000
 4,190,000   Triborough Bridge & Tunnel Authority RITES                           7.72        1/1/32         4,654,922
 8,265,000   Triborough Bridge & Tunnel Authority RITES                           7.75        1/1/27         9,057,614
80,850,000   TSASC, Inc. (TFABs) RITES                                            6.08        6/1/42        69,971,633
33,750,000   TSASC, Inc. (TFABs) ROLs 3                                           6.13        6/1/42        30,042,900
 7,960,000   TSASC, Inc. (TFABs) RITES                                            6.08        6/1/42         6,888,982
57,750,000   TSASC, Inc. (TFABs) RITES                                            5.86        6/1/34        51,018,083
15,335,000   Westchester County Tobacco Asset Securitization Corp. RITES          6.79        6/1/45        13,176,752
21,325,000   Westchester County Tobacco Asset Securitization Corp. RITES          5.77        6/1/38        19,481,241
 6,325,000   Westchester County Tobacco Asset Securitization Corp. RITES          5.77        6/1/45         5,640,256
   675,000   Westchester County Tobacco Asset Securitization Corp. RITES          5.77        6/1/38           616,640
 4,250,000   Westchester County Tobacco Asset Securitization Corp. RITES          5.77        6/1/38         3,882,545
                                                                                                         -------------
                                                                                                         $ 792,984,666
                                                                                                         =============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 30-31 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3.    Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $71,854,671.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2007, securities with an aggregate market value of $375,900, representing less than 0.005% of the Fund's net assets, were in default.

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original coupon interest rates. As of September 30, 2007, securities with an aggregate market value of $8,661,100, representing 0.08% of the Fund's net assets, were subject to these deferred-interest forbearance agreements. Interest is owed to the Fund under these agreements in the amount of $1,312,500.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


                         35 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $300 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.5866% as of September 30, 2007). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $300 million facility size.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                      $     13,081,263,054
                                                    =====================
Gross unrealized appreciation                       $        266,648,432
Gross unrealized depreciation                               (282,467,431)
                                                    ---------------------
Net unrealized depreciation                         $        (15,818,999)
                                                    =====================


                          36 | ROCHESTER FUND MUNICIPALS


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Fund Municipals

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007